UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2016

Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2016. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information.

1

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE December 31, 2016

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2016 and held until December 31, 2016. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2016” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2016

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2016	Ending Account Value Using Actual Return at December 31, 2016	Expenses Paid During the Six Months Ended December 31, 2016*	Beginning Account Value at July 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at December 31, 2016	Expenses Paid During the Six Months Ended December 31, 2016*	Annualized Expense Ratio*
Government and Quality Bond
Class 1	$1,000.00	$969.59	$2.77	$1,000.00	$1,022.32	$2.85	0.56%
Class 2	$1,000.00	$969.09	$3.51	$1,000.00	$1,021.57	$3.61	0.71%
Class 3	$1,000.00	$968.39	$4.01	$1,000.00	$1,021.06	$4.12	0.81%
Asset Allocation
Class 1	$1,000.00	$1,044.26	$3.85	$1,000.00	$1,021.37	$3.81	0.75%
Class 2	$1,000.00	$1,043.20	$4.62	$1,000.00	$1,020.61	$4.57	0.90%
Class 3	$1,000.00	$1,042.56	$5.13	$1,000.00	$1,020.11	$5.08	1.00%
Growth and Income
Class 1	$1,000.00	$1,055.71	$3.82	$1,000.00	$1,021.42	$3.76	0.74%
Growth
Class 1	$1,000.00	$1,066.51	$3.95	$1,000.00	$1,021.32	$3.86	0.76%
Class 2	$1,000.00	$1,065.99	$4.73	$1,000.00	$1,020.56	$4.62	0.91%
Class 3	$1,000.00	$1,065.06	$5.24	$1,000.00	$1,020.06	$5.13	1.01%
Capital Appreciation
Class 1	$1,000.00	$1,038.49	$3.79	$1,000.00	$1,021.42	$3.76	0.74%
Class 2	$1,000.00	$1,037.98	$4.56	$1,000.00	$1,020.66	$4.52	0.89%
Class 3	$1,000.00	$1,037.20	$5.07	$1,000.00	$1,020.16	$5.03	0.99%
Natural Resources
Class 1	$1,000.00	$1,144.48	$4.64	$1,000.00	$1,020.81	$4.37	0.86%
Class 2	$1,000.00	$1,143.26	$5.44	$1,000.00	$1,020.06	$5.13	1.01%
Class 3	$1,000.00	$1,142.95	$5.98	$1,000.00	$1,019.56	$5.63	1.11%
SA BlackRock Multi-Asset Income#
Class 1	$1,000.00	$1,016.50	$2.94	$1,000.00	$1,022.22	$2.95	0.58%
Class 2	$1,000.00	$1,014.80	$4.20	$1,000.00	$1,020.96	$4.22	0.83%
Strategic Multi-Asset#@
Class 1	$1,000.00	$1,026.64	$4.84	$1,000.00	$1,020.36	$4.82	0.95%
Class 3†	$1,000.00	$988.72	$2.93	$1,000.00	$1,019.56	$5.63	1.11%

*	Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period then divided by 366 days (to reflect the one-half year period), except for Strategic Multi-Asset Class 3 which was multiplied by 97 then divided by 366. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2016” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2016” and the “Annualized Expense Ratio” would have been lower.
@	Excludes a one time reimbursement the portfolio received for custody expenses paid in the prior years. As a result, if this one time reimbursement of custody expenses had been included, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses paid during the Six Months Ended December 31, 2016” and the “Expense Ratios” would have been lower (See Note 3).
†	Commencement of operations on September 26, 2016.

4

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Industry Allocation*

United States Treasury Notes	25.0%
Federal Home Loan Mtg. Corp.	16.9
Federal National Mtg. Assoc.	15.1
United States Treasury Bonds	7.1
Diversified Financial Services	6.6
Repurchase Agreements	6.1
Banks-Commercial	3.8
Municipal Bonds & Notes	2.6
Diversified Banking Institutions	2.4
Government National Mtg. Assoc.	1.8
Oil Companies-Integrated	1.5
Banks-Super Regional	1.3
Medical-Drugs	1.0
Brewery	1.0
Auto-Cars/Light Trucks	0.9
Finance-Commercial	0.8
Insurance-Multi-line	0.6
Insurance-Life/Health	0.6
Oil Companies-Exploration & Production	0.6
Transport-Services	0.5
Sovereign Agency	0.5
Banks-Fiduciary	0.5
Medical Labs & Testing Services	0.5
Enterprise Software/Service	0.4
Gas-Distribution	0.4
Applications Software	0.4
E-Commerce/Products	0.4
Schools	0.4
Electric-Integrated	0.4
Electric-Distribution	0.4
Computers	0.3
Retail-Discount	0.3
Medical-HMO	0.3
Cellular Telecom	0.3
Insurance-Reinsurance	0.3
Medical Instruments	0.3
Building-Heavy Construction	0.2
Building Societies	0.2
Diversified Manufacturing Operations	0.2
Machinery-Construction & Mining	0.2
Insurance-Property/Casualty	0.2
Finance-Investment Banker/Broker	0.2
Multimedia	0.2
Special Purpose Entities	0.2
Resolution Funding Corp	0.2
Property Trust	0.1
Oil-Field Services	0.1
Airlines	0.1
Pipelines	0.1
Retail-Building Products	0.1
Sovereign	0.1
Medical-Hospitals	0.1

104.8%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	75.1%
Aa	9.3
A	13.1
Baa	1.2
Not Rated@	1.3

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

5

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 5.9%
Diversified Financial Services — 5.9%
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	$2,995,000	$2,999,260
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	2,585,000	2,588,992
Apidos CLO XVI FRS Series 2013-16A, Class A1 2.33% due 01/19/2025*(1)	7,200,000	7,199,935
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.31% due 07/18/2027*(1)	3,380,000	3,390,674
Apidos CLO XXII FRS Series 2015-22A, Class A1 2.38% due 10/20/2027*(1)	3,000,000	3,008,568
Babson CLO, Ltd. FRS Series 2013-IA, Class A 1.98% due 04/20/2025*(1)	3,063,000	3,061,456
Benefit Street Partners CLO, Ltd. FRS Series 2016-9A, Class A 2.49% due 07/20/2028*(1)	830,000	831,512
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.36% due 01/25/2026*(1)	4,300,000	4,297,824
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(2)	1,020,000	1,052,107
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	671,263	671,984
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	604,087	604,197
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	1,872,175	1,872,999
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,470,656
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	589,909
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.71% due 02/12/2049(2)	1,885,088	1,896,418
KKR CLO 15, Ltd. FRS Series 15, Class A1A 2.35% due 10/18/2028*(1)	2,855,000	2,858,069
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.11% due 04/15/2041(2)	1,112,275	1,153,114
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.16% due 10/23/2025*(1)	4,300,000	4,305,259
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(3)	1,093,282	1,088,341
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.73% due 06/12/2050(2)	4,017,062	4,042,709

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 2.00% due 07/17/2025*(1)	$1,381,000	$1,378,901
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	825,000	826,798
Race Point X CLO, Ltd. FRS Series 2016-10A, Class A 2.48% due 07/25/2028*(1)	5,000,000	5,013,570
Santander Drive Auto Receivables Trust Series BH3-1, Class B 1.97% due 11/15/2019	2,255,000	2,259,731
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	680,279	682,511
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	3,255,923	3,269,686
Securitized Term Auto Receivables Trust Series 2016-1A, Class A3 1.52% due 03/25/2020*	3,410,000	3,390,105
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2043*(2)	3,400,000	3,377,005
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class A 2.54% due 10/20/2028*(1)	2,865,000	2,876,136
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,435,000	2,454,237
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,074,271
Thacher Park CLO, Ltd. FRS Series 2014-A, Class 1A 2.35% due 10/20/2026*(1)	5,100,000	5,100,785
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 08/25/2055*(3)	2,475,886	2,455,971
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,752,376
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 2.38% due 10/14/2026*(1)	7,240,000	7,243,280
Westlake Automobile Receivables Trust Series 2015-2A, Class B 1.83% due 01/15/2021*	2,025,000	2,028,139

Total Asset Backed Securities (cost $95,553,871)		95,167,485

U.S. CORPORATE BONDS & NOTES — 15.6%
Airlines — 0.1%
Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,863,597	2,068,593

6

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software — 0.4%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	$4,015,000	$3,792,958
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	2,845,000	2,678,468

		6,471,426

Auto-Cars/Light Trucks — 0.9%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	190,251
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,012,532
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	220,592
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/08/2021	3,680,000	3,605,697
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	4,941,169
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	793,022

		13,763,263

Banks-Commercial — 0.3%
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	455,353
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,168,496
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	869,468
US Bank NA Senior Notes 2.80% due 01/27/2025	2,000,000	1,951,722

		5,445,039

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,781,783
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	4,250,000	4,054,866
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	1,270,000	1,248,877

		8,085,526

Banks-Super Regional — 1.3%
Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,050,921
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,107,258

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
US Bancorp Sub. Notes 7.50% due 06/01/2026	$400,000	$515,967
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,095,225
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	2,977,770
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,695,267
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	3,505,000	3,517,614
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	575,775
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	4,996,900

		21,532,697

Brewery — 1.0%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,190,433
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,324,747
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	3,750,000	3,944,505
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	690,000	745,801
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,614,098
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	715,000	643,066

		15,462,650

Building-Heavy Construction — 0.2%
SBA Tower Trust Notes 3.16% due 10/15/2045*	3,665,000	3,685,524

Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	208,133

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,608,682

Computers — 0.3%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	147,000	137,966

7

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Apple, Inc. Senior Notes 2.85% due 05/06/2021	$2,000,000	$2,041,492
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,050,558
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,869,519
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	232,982

		5,332,517

Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	3,885,000	3,918,209
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,286,352
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,095,093
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,558,725
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	2,939,169
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	145,000	215,461
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,262,382
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,207,660
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,154,916
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,265,425
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,281,616

		28,185,008

Diversified Manufacturing Operations — 0.3%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	1,718,000	1,865,425
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	663,000	855,749
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	665,000	885,201

Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations (continued)
General Electric Capital Corp. Senior Notes 6.88% due 01/10/2039	$60,000	$84,597
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	665,480

		4,356,452

E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	3,525,000	3,879,827

Electric-Integrated — 0.4%
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	592,720
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,245,695
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,049,170
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	386,223
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	882,462

		6,156,270

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	7,040,000	6,820,359

Finance-Commercial — 0.8%
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,026,984
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,282,460

		13,309,444

Gas-Distribution — 0.4%
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,346,413
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,465,737

		6,812,150

Insurance-Life/Health — 0.6%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	5,908,970
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	3,430,000	3,710,427

		9,619,397

8

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.6%
Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	$1,140,000	$1,111,824
MetLife, Inc. Senior Notes 1.90% due 12/15/2017	425,000	426,096
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,025,000	1,109,726
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,833,056
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,342,251

		9,822,953

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,034,075
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	1,985,000	2,096,761

		3,130,836

Insurance-Reinsurance — 0.3%
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	4,685,000	4,667,413

Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,121,204
Caterpillar, Inc. Senior Notes 3.40% due 05/15/2024	920,000	947,402
Caterpillar, Inc. Senior Notes 4.30% due 05/15/2044	1,035,000	1,073,224

		3,141,830

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	750,000	758,393
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,090,796
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,750,514
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	442,277
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	155,000	163,979

		4,205,959

Security Description	Principal Amount	Value (Note 2)
Medical Labs & Testing Services — 0.5%
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	$5,080,000	$4,754,311
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,822,680

		7,576,991

Medical-Drugs — 1.0%
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	355,629
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,709,335
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	555,000	552,220
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	620,000	604,375
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,631,390
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,887,275
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	780,654
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,812,857
Pfizer, Inc. Senior Notes 3.00% due 12/15/2026	3,300,000	3,257,763

		15,591,498

Medical-HMO — 0.3%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	475,727
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	775,000	853,779
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,401,216
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,165,000	2,241,282

		4,972,004

Medical-Hospitals — 0.1%
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	262,265
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	537,414
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	740,000	717,993

		1,517,672

9

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia — 0.2%
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	$2,865,000	$2,875,348

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	255,820

Oil Companies-Exploration & Production — 0.2%
ConocoPhillips Company Guar. Notes 5.75% due 02/01/2019	375,000	402,887
ConocoPhillips Company Guar. Notes 6.00% due 01/15/2020	180,000	198,781
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	825,000	831,290
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	445,000	439,111
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	480,000	477,460
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	245,000	270,480

		2,620,009

Oil Companies-Integrated — 0.1%
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	700,000	701,604
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	590,000	592,007
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	600,000	614,564

		1,908,175

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	1,740,000	1,854,311

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,285,465

Schools — 0.4%
Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,271,195

Special Purpose Entity — 0.2%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	2,059,850	2,427,542

Transport-Services — 0.5%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,271,046	2,509,506

Security Description	Principal Amount	Value (Note 2)
Transport-Services (continued)
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	$5,000,000	$5,932,225

		8,441,731

Total U.S. Corporate Bonds & Notes (cost $245,372,729)		251,369,709

FOREIGN CORPORATE BONDS & NOTES — 7.6%
Banks-Commercial — 3.5%
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,530,300
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,012,054
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,136,199
Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,314,465
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	868,217
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	2,200,000	2,214,698
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,741,698
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	629,272
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,156,163
Nordea Bank AB FRS Senior Notes 1.62% due 09/30/2019*	8,000,000	8,002,192
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,112,475
Santander UK PLC Senior Notes 2.50% due 03/14/2019	3,600,000	3,621,024
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,243,741
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	4,998,635

		55,581,133

Building Societies — 0.2%
Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	3,650,000	3,641,313

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	625,289

10

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/2040	$530,000	$604,864

		1,230,153

Diversified Banking Institutions — 0.6%
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,677,850
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,352,383
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,199,844

		10,230,077

Diversified Financial Services — 0.6%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	4,869,000	4,866,678
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,479,000	4,693,575

		9,560,253

E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	492,203
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	2,110,000	2,089,121

		2,581,324

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	2,026,066

Finance-Investment Banker/Broker — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,093,758

Oil Companies-Exploration & Production — 0.4%
Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,622,480

Oil Companies-Integrated — 1.4%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	712,175
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	925,000	925,130
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	2,270,000	2,291,701

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	$405,000	$425,702
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,199,906
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,265,000	3,262,323
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,804,175
Shell International Finance BV Company Guar. Notes 5.50% due 03/25/2040	620,000	720,992
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	327,698
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	205,963
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	181,593
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	479,734
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,298,373
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	2,395,000	2,427,507
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	853,051
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,022,977

		22,139,000

Oil-Field Services — 0.1%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,199,704

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	1,671,000	1,856,722

Property Trust — 0.1%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,388,733

Total Foreign Corporate Bonds & Notes (cost $120,684,603)		122,150,716

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Electric-Distribution — 0.3%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,750,030

11

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 0.1%
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	$1,775,000	$1,723,412

Total Foreign Government Obligations (cost $4,656,124)		5,473,442

MUNICIPAL BONDS & NOTES — 2.6%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	3,105,000	3,414,755
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,266,856
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	3,585,000	4,506,704
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	181,499
Commonwealth Financing Authority of Pennsylvania Series A Revenue Bonds 4.01% due 06/01/2033	1,915,000	1,869,500
Commonwealth Financing Authority of Pennsylvania Series A Revenue Bonds 4.14% due 06/01/2038	1,605,000	1,532,197
Kansas Development Finance Authority 4.93% due 04/15/2045	2,350,000	2,513,114
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,545,518
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,635,000	2,027,743
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,841,143
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,036,768
Port Authority of New York & New Jersey Revenue Bonds 4.81% due 10/15/2065	1,870,000	2,012,531
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,116,720
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,353,880

Security Description	Principal Amount	Value (Note 2)
Municipal Bonds & Notes (continued)
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	$2,500,000	$2,915,075
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,583,883
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,223,410

Total Municipal Bonds & Notes (cost $37,325,549)		41,941,296

U.S. GOVERNMENT AGENCIES — 34.5%
Federal Home Loan Mtg. Corp. — 16.9%
2.50% due 10/01/2031	8,399,995	8,422,645
3.00% due 06/01/2046	11,553,035	11,483,987
3.00% due 09/01/2046	36,411,573	36,193,593
3.00% due 11/01/2046	38,702,570	38,482,812
3.00% due 12/01/2046	67,163,060	66,764,014
3.00% due January 15 TBA	17,300,000	17,751,518
3.50% due 06/01/2046	32,756,535	33,571,688
3.50% due 12/01/2046	44,872,967	45,992,016
3.50% due January 15 TBA	3,000,000	3,128,619
4.00% due 09/01/2026	1,086,841	1,115,842
4.00% due 12/01/2040	6,570,260	6,919,090
5.50% due January 30 TBA	2,000,000	2,217,500
6.00% due 12/01/2039	279,430	316,883
7.50% due 05/01/2027	1,318	1,541

		272,361,748

Federal National Mtg. Assoc. — 15.1%
2.47% due 05/01/2025	3,489,479	3,411,844
2.68% due 05/01/2025	6,000,000	5,911,975
2.81% due 07/01/2025	6,000,000	5,964,068
2.00% due 09/01/2031	523,324	510,035
2.00% due 11/01/2031	591,007	576,376
2.00% due 12/01/2031	1,785,667	1,740,319
2.50% due 03/01/2030	9,141,730	9,164,142
2.50% due January 30 TBA	1,800,000	1,712,431
2.82% due 12/01/2024	4,855,438	4,859,303
2.98% due 07/01/2022	7,000,000	7,198,891
2.99% due 10/01/2025	2,145,000	2,159,669
3.00% due 05/01/2027	874,392	899,331
3.00% due 06/01/2027	481,577	495,352
3.00% due 08/01/2027	286,599	294,774
3.00% due 10/01/2046	26,701,542	26,561,494
3.00% due January 15 TBA	2,000,000	2,052,344
3.01% due 12/01/2024	3,867,270	3,918,734
3.09% due 10/01/2025	1,051,039	1,067,189
3.12% due 05/01/2033	2,828,240	2,709,828
3.33% due 07/01/2022	5,294,000	5,524,266
3.50% due January 15 TBA	7,350,000	7,657,350
3.50% due January 30 TBA	25,600,000	26,238,001
4.00% due 09/01/2026	8,291,725	8,761,112
4.00% due 01/01/2046	10,772,052	11,332,842
4.00% due 02/01/2046	12,238,843	12,875,631
4.00% due January 30 TBA	32,100,000	33,747,006
4.50% due 11/01/2026	1,078,926	1,118,211
4.50% due 01/01/2027	1,240,510	1,311,181
4.50% due 05/01/2039	49,449	53,263
4.50% due 06/01/2039	74,279	79,909
4.50% due 08/01/2039	11,536	12,436

12

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 11/01/2040	$1,116,715	$1,201,081
4.50% due 12/01/2040	431,323	465,810
4.50% due 07/01/2041	555,462	597,704
4.50% due 06/01/2043	271,967	293,907
4.50% due 10/01/2043	222,291	239,184
4.50% due 11/01/2043	76,153	81,932
5.00% due January 30 TBA	24,000,000	26,145,000
5.50% due 03/01/2038	918,476	1,026,305
5.50% due 06/01/2038	46,169	51,545
5.50% due 08/01/2038	58,898	65,664
5.50% due 09/01/2039	34,851	38,952
5.50% due 05/01/2040	7,766	8,634
5.50% due 06/01/2040	15,973	17,950
5.50% due January 30 TBA	11,700,000	13,006,195
6.50% due 02/01/2038	94,004	106,353
6.50% due 10/01/2039	109,996	124,701
Federal National Mtg. Assoc. REMIC VRS Series 2015-M12, Class A2 2.79% due 05/25/2025(2)	10,285,000	10,222,408

		243,612,632

Government National Mtg. Assoc. — 1.8%
4.00% due 02/15/2041	1,240,455	1,323,322
4.00% due 09/15/2041	1,040,032	1,104,900
4.00% due 02/15/2042	20,714	21,990
4.00% due 08/15/2042	149,588	162,635
4.50% due 05/15/2040	852,959	925,612
4.50% due 06/15/2040	1,066,890	1,154,189
4.50% due 07/15/2040	1,842,100	1,994,421
4.50% due 05/15/2042	204,780	222,165
4.50% due January 30 TBA	3,000,000	3,201,914
5.00% due 07/15/2033	1,444,016	1,594,089
5.00% due 10/15/2033	77,823	85,778
5.00% due 11/15/2033	11,732	12,922
5.00% due 12/15/2033	31,592	34,728
5.00% due 01/15/2034	132,811	147,036
5.00% due 02/15/2034	66,031	72,189
5.00% due 03/15/2034	5,468	5,979
5.00% due 05/15/2034	11,398	12,758
5.00% due 06/15/2035	8,845	9,768
5.00% due 09/15/2035	111,061	124,177
5.00% due 11/15/2035	37,305	41,185
5.00% due 12/15/2035	23,279	25,666
5.00% due 02/15/2036	18,661	20,568
5.00% due 03/15/2036	13,596	14,881
5.00% due 09/15/2036	4,750	5,217
5.00% due 05/15/2038	15,753	17,236
5.00% due 07/15/2038	133,302	147,051
5.00% due 08/15/2038	40,434	44,574
5.00% due 11/15/2038	112,476	124,118
5.00% due 12/15/2038	407,926	450,027
5.00% due 06/15/2039	536,690	591,655
5.00% due 08/15/2039	141,342	155,782
5.00% due 07/15/2040	45,266	49,488
5.00% due 04/15/2041	342,208	376,545
5.50% due 10/15/2032	1,984	2,224
5.50% due 11/15/2032	3,533	3,941
5.50% due 02/15/2033	126,755	141,635
5.50% due 05/15/2033	66,328	74,774
5.50% due 06/15/2033	104,345	117,306
5.50% due 07/15/2033	12,523	14,087
5.50% due 08/15/2033	8,398	9,368

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 09/15/2033	$4,939	$5,579
5.50% due 11/15/2033	194,015	219,248
5.50% due 01/15/2034	150,956	168,551
5.50% due 02/15/2034	60,982	68,362
5.50% due 03/15/2034	850,719	955,032
5.50% due 04/15/2034	27,644	31,433
5.50% due 05/15/2034	53,995	61,149
5.50% due 06/15/2034	11,865	13,319
5.50% due 07/15/2034	36,830	41,639
5.50% due 08/15/2034	21,239	23,729
5.50% due 09/15/2034	158,778	177,174
5.50% due 10/15/2034	210,414	234,715
5.50% due 04/15/2036	47,924	53,746
6.00% due 03/15/2028	7,804	8,847
6.00% due 06/15/2028	14,082	15,968
6.00% due 08/15/2028	37,187	42,156
6.00% due 09/15/2028	34,223	38,805
6.00% due 10/15/2028	11,735	13,303
6.00% due 11/15/2028	3,122	3,539
6.00% due 12/15/2028	52,959	60,258
6.00% due 03/15/2029	358	405
6.00% due 04/15/2029	2,348	2,662
6.00% due 01/15/2032	9,464	10,975
6.00% due 02/15/2032	256	290
6.00% due 07/15/2032	11,216	12,835
6.00% due 09/15/2032	12,548	14,230
6.00% due 10/15/2032	215,643	250,372
6.00% due 11/15/2032	8,889	10,084
6.00% due 01/15/2033	3,669	4,169
6.00% due 02/15/2033	14,643	16,875
6.00% due 03/15/2033	34,764	40,296
6.00% due 04/15/2033	48,202	54,656
6.00% due 05/15/2033	82,873	93,953
6.00% due 12/15/2033	27,358	31,743
6.00% due 08/15/2034	4,312	4,888
6.00% due 09/15/2034	105,401	120,944
6.00% due 10/15/2034	62,854	72,142
6.00% due 05/15/2036	26,550	30,534
6.00% due 06/15/2036	256,616	302,172
6.00% due 07/15/2036	3,224,462	3,711,673
6.00% due 08/15/2036	92,483	106,377
6.00% due 12/15/2036	220,577	253,054
6.00% due 02/15/2037	63,986	73,668
6.00% due 08/15/2037	71,321	80,852
6.00% due 01/15/2038	290,588	332,989
6.00% due 03/15/2038	159,011	180,371
6.00% due 07/15/2038	125,341	142,091
6.00% due 08/15/2038	333,605	378,529
6.00% due 09/15/2038	687,825	782,379
6.00% due 10/15/2038	757,429	863,193
6.00% due 11/15/2038	262,656	297,810
6.00% due 12/15/2038	242,945	275,423
6.00% due 01/15/2039	195,907	225,075
6.00% due 02/15/2039	137,356	155,876
6.00% due 04/15/2039	153,586	176,379
6.00% due 12/15/2039	168,833	191,394
6.00% due 03/15/2040	224,160	254,143
6.00% due 04/15/2040	69,356	78,624
6.00% due 06/15/2041	243,448	275,981
6.50% due 05/15/2023	5,336	6,095
6.50% due 06/15/2023	3,160	3,610
6.50% due 07/15/2023	17,770	20,298
6.50% due 08/15/2023	1,865	2,130

13

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 10/15/2023	$13,211	$15,090
6.50% due 11/15/2023	15,210	17,375
6.50% due 12/15/2023	45,028	51,435
6.50% due 02/15/2027	1,611	1,840
6.50% due 12/15/2027	1,779	2,032
6.50% due 01/15/2028	20,111	22,972
6.50% due 02/15/2028	8,172	9,334
6.50% due 03/15/2028	31,048	35,549
6.50% due 04/15/2028	15,623	17,856
6.50% due 05/15/2028	46,136	52,697
6.50% due 06/15/2028	99,079	113,195
6.50% due 07/15/2028	72,688	83,034
6.50% due 08/15/2028	41,795	47,744
6.50% due 09/15/2028	59,444	67,903
6.50% due 10/15/2028	53,261	60,840
6.50% due 11/15/2028	70,010	80,065
6.50% due 12/15/2028	47,928	54,806
6.50% due 01/15/2029	934	1,067
6.50% due 02/15/2029	10,641	12,154
6.50% due 03/15/2029	18,155	20,738
6.50% due 04/15/2029	7,797	8,906
6.50% due 05/15/2029	59,921	68,446
6.50% due 06/15/2029	7,021	8,020
6.50% due 03/15/2031	3,318	3,791
6.50% due 04/15/2031	903	1,044
6.50% due 05/15/2031	73,768	84,332
6.50% due 06/15/2031	45,848	52,371
6.50% due 07/15/2031	147,869	168,906
6.50% due 08/15/2031	28,591	32,659
6.50% due 09/15/2031	93,814	107,162
6.50% due 10/15/2031	67,324	77,164
6.50% due 11/15/2031	40,285	46,016
6.50% due 01/15/2032	151,540	173,099
6.50% due 02/15/2032	48,000	54,829
6.50% due 03/15/2032	1,731	1,977
6.50% due 04/15/2032	13,101	14,965
6.50% due 05/15/2032	51,119	58,391
7.00% due 11/15/2031	31,717	36,353
7.00% due 03/15/2032	20,749	24,218
7.00% due 01/15/2033	28,686	33,961
7.00% due 05/15/2033	77,255	91,129
7.00% due 07/15/2033	56,886	66,091
7.00% due 11/15/2033	76,346	89,858
8.00% due 10/15/2029	404	406
8.00% due 12/15/2029	3,743	3,761
8.00% due 01/15/2030	16,545	17,368
8.00% due 03/15/2030	125	126
8.00% due 04/15/2030	17,866	18,169
8.00% due 08/15/2030	1,769	1,776
8.00% due 09/15/2030	21,572	22,273
8.00% due 11/15/2030	2,457	2,795
8.00% due 12/15/2030	886	894
8.00% due 02/15/2031	37,769	40,900
8.00% due 03/15/2031	11,171	11,327
10.00% due 03/20/2017	28	28
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	65,946	73,692
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	350,205	405,975

Security Description	Principal Amount	Value (Note 2)
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	$139,767	$161,005

		29,648,600

Sovereign Agency — 0.7%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,341,552
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	8,226,684

		10,568,236

Total U.S. Government Agencies (cost $557,857,505)		556,191,216

U.S. GOVERNMENT TREASURIES — 32.1%
United States Treasury Bonds — 7.1%
2.38% due 01/15/2027 TIPS	31,008,299	36,324,703
2.50% due 02/15/2045	10,270,000	9,147,920
2.50% due 02/15/2046	4,790,000	4,256,365
2.50% due 05/15/2046(4)	7,530,000	6,691,700
2.88% due 05/15/2043	31,130,000	30,068,405
2.88% due 08/15/2045	6,205,000	5,971,103
3.00% due 11/15/2044	3,405,000	3,363,636
3.38% due 05/15/2044	2,895,000	3,069,945
3.63% due 02/15/2044	13,550,000	15,018,793

		113,912,570

United States Treasury Notes — 25.0%
0.75% due 03/31/2018	2,800,000	2,791,905
0.88% due 03/31/2018	44,500,000	44,442,639
1.00% due 05/31/2018	9,800,000	9,796,168
1.25% due 11/30/2018	6,800,000	6,809,826
1.25% due 03/31/2021	30,000,000	29,307,420
1.38% due 07/31/2018	18,200,000	18,281,044
1.38% due 09/30/2018	23,200,000	23,287,000
1.38% due 02/29/2020	8,000,000	7,961,872
1.38% due 03/31/2020	34,550,000	34,369,165
1.38% due 09/30/2020	6,000,000	5,932,032
1.38% due 01/31/2021	3,000,000	2,952,069
1.50% due 03/31/2023	75,960,000	72,986,850
1.63% due 06/30/2020	45,200,000	45,221,199
1.63% due 05/15/2026	6,700,000	6,247,750
1.75% due 09/30/2019	14,000,000	14,137,816
1.75% due 12/31/2020	2,200,000	2,199,314
1.88% due 06/30/2020	32,000,000	32,308,736
2.00% due 11/30/2020	10,400,000	10,507,661
2.00% due 10/31/2021	7,545,000	7,566,813
2.00% due 02/15/2025	27,220,000	26,492,709

		403,599,988

Total U.S. Government Treasuries (cost $523,262,191)		517,512,558

Total Long-Term Investment Securities (cost $1,584,712,572)		1,589,806,422

REPURCHASE AGREEMENTS — 6.1%
Bank of America Securities LLC Joint Repurchase Agreement(5)	22,090,000	22,090,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	24,095,000	24,095,000
BNP Paribas SA Joint Repurchase Agreement(5)	14,055,000	14,055,000
Deutsche Bank AG Joint Repurchase Agreement(5)	33,295,000	33,295,000

14

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(5)	$4,015,000	$4,015,000

Total Repurchase Agreements (cost $97,550,000)		97,550,000

TOTAL INVESTMENTS (cost $1,682,262,572)(6)	104.8%	1,687,356,422
Liabilities in excess of other assets	(4.8)	(76,919,211)

NET ASSETS	100.0%	$1,610,437,211

FORWARD SALES CONTRACTS — (0.8)%
U.S. Government Agencies — (0.8)%
Federal National Mtg. Assoc. — (0.5)%
4.00% due January 15 TBA	(5,700,000)	(5,867,882)
4.50% due January 30 TBA	(2,770,000)	(2,979,373)

		(8,847,255)

Government National Mtg. Assoc.— (0.3)%
4.00% due January 30 TBA	(2,000,000)	(2,123,438)
6.00% due January 30 TBA	(2,025,000)	(2,293,313)

		(4,416,751)

Total Forward Sales Contracts (cost $13,252,954)		$(13,264,006)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $172,127,095 representing 10.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 6 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2016	Unrealized Appreciation (Depreciation)
382	Short	U.S. Treasury 10 YR Notes	March 2017	$46,985,750	$47,475,438	$(489,688)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$95,167,485	$—	$95,167,485
U.S. Corporate Bonds & Notes	—	251,369,709	—	251,369,709
Foreign Corporate Bonds & Notes	—	122,150,716	—	122,150,716
Foreign Government Obligations	—	5,473,442	—	5,473,442
Municipal Bond & Notes	—	41,941,296	—	41,941,296
U.S. Government Agencies	—	556,191,216	—	556,191,216
U.S. Government Treasuries	—	517,512,558	—	517,512,558
Repurchase Agreements	—	97,550,000	—	97,550,000

Total Investments at Value	$—	$1,687,356,422	$—	$1,687,356,422

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$13,264,006	$—	$13,264,006

Other Financial Instruments:+
Futures Contracts	$489,688	$—	$—	$489,688

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

15

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	5.9%
Diversified Financial Services	4.5
Real Estate Investment Trusts	4.3
Exchange-Traded Funds	4.0
Electric-Integrated	3.9
Repurchase Agreements	3.5
Medical-Drugs	3.2
Diversified Banking Institutions	2.9
Banks-Super Regional	2.6
Federal Home Loan Mtg. Corp.	2.5
Banks-Commercial	2.2
Oil Companies-Exploration & Production	2.0
Oil Refining & Marketing	1.6
Food-Misc./Diversified	1.4
Medical Products	1.4
Oil Companies-Integrated	1.4
Pipelines	1.4
Airlines	1.4
Insurance-Property/Casualty	1.3
Government National Mtg. Assoc.	1.3
Electronic Components-Semiconductors	1.3
Chemicals-Diversified	1.2
Computers	1.1
Finance-Mortgage Loan/Banker	1.1
Aerospace/Defense	1.1
Telephone-Integrated	1.1
Insurance-Multi-line	1.0
Oil-Field Services	1.0
Medical Instruments	1.0
Diversified Manufacturing Operations	1.0
Auto-Cars/Light Trucks	0.9
Semiconductor Components-Integrated Circuits	0.9
Food-Retail	0.9
Auto/Truck Parts & Equipment-Original	0.9
Chemicals-Specialty	0.9
Insurance-Reinsurance	0.9
Data Processing/Management	0.8
Multimedia	0.8
Medical-Hospitals	0.8
Finance-Credit Card	0.7
Finance-Other Services	0.7
Telecom Services	0.7
Retail-Restaurants	0.7
Non-Hazardous Waste Disposal	0.7
Medical-Biomedical/Gene	0.6
Brewery	0.6
Toys	0.6
Retail-Drug Store	0.6
Oil & Gas Drilling	0.6
Web Portals/ISP	0.6
Beverages-Non-alcoholic	0.5
Applications Software	0.5
Machinery-Pumps	0.5
Cellular Telecom	0.5
Retail-Discount	0.5
Cable/Satellite TV	0.5
Containers-Paper/Plastic	0.5
Gambling (Non-Hotel)	0.5
Machinery-Farming	0.4
Medical-Generic Drugs	0.4
Diagnostic Equipment	0.4
Physical Therapy/Rehabilitation Centers	0.4

Electronic Parts Distribution	0.4%
Athletic Footwear	0.4
Electronic Forms	0.4
Steel-Specialty	0.4
Human Resources	0.4
United States Treasury Notes	0.4
United States Treasury Bonds	0.3
Rental Auto/Equipment	0.3
SupraNational Banks	0.3
Computer Software	0.3
Rubber-Tires	0.3
Transport-Services	0.3
Electric-Transmission	0.3
Security Services	0.3
Auto-Heavy Duty Trucks	0.3
Investment Management/Advisor Services	0.3
Broadcast Services/Program	0.3
Computer Services	0.3
Hotels/Motels	0.3
Storage/Warehousing	0.3
Office Automation & Equipment	0.3
Special Purpose Entities	0.3
Enterprise Software/Service	0.3
Cosmetics & Toiletries	0.3
Satellite Telecom	0.3
Savings & Loans/Thrifts	0.3
Banks-Fiduciary	0.3
Building & Construction Products-Misc.	0.3
Apparel Manufacturers	0.2
Machine Tools & Related Products	0.2
Retail-Apparel/Shoe	0.2
Electronic Connectors	0.2
Auction Houses/Art Dealers	0.2
Transport-Marine	0.2
Beverages-Wine/Spirits	0.2
Electronic Components-Misc.	0.2
Private Equity	0.2
E-Commerce/Products	0.2
Office Furnishings-Original	0.2
Internet Content-Entertainment	0.2
Transport-Rail	0.2
Gas-Distribution	0.2
Tobacco	0.2
Transactional Software	0.2
Independent Power Producers	0.2
Office Supplies & Forms	0.2
Advertising Services	0.2
Semiconductor Equipment	0.2
Non-Ferrous Metals	0.2
Batteries/Battery Systems	0.2
Electric Products-Misc.	0.2
Casino Hotels	0.1
Home Decoration Products	0.1
Finance-Investment Banker/Broker	0.1
Internet Security	0.1
Agricultural Chemicals	0.1
Diversified Minerals	0.1
Insurance-Mutual	0.1
Medical Labs & Testing Services	0.1
Finance-Commercial	0.1
Instruments-Controls	0.1
Investment Companies	0.1

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited) — (continued)

Industry Allocation* (continued)

Housewares	0.1%
Tools-Hand Held	0.1
Industrial Gases	0.1
Television	0.1
Disposable Medical Products	0.1
Commercial Services-Finance	0.1
Machinery-General Industrial	0.1
Coatings/Paint	0.1
Audio/Video Products	0.1
Electric-Generation	0.1
Environmental Monitoring & Detection	0.1
Industrial Automated/Robotic	0.1
Building Products-Air & Heating	0.1
Diversified Operations	0.1

100.2%

*	Calculated as a percentage of net assets

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 57.3%
Advertising Services — 0.2%
Aimia, Inc.	16,105	$106,132
Publicis Groupe ADR	13,500	232,132

		338,264

Aerospace/Defense — 1.0%
Boeing Co.	7,619	1,186,126
Northrop Grumman Corp.	2,409	560,285
Raytheon Co.	780	110,760

		1,857,171

Aerospace/Defense-Equipment — 0.0%
Harris Corp.	803	82,283

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. ADR	100,000	255,000

Airlines — 0.9%
Alaska Air Group, Inc.	14,722	1,306,283
Copa Holdings SA, Class A	1,500	136,245
Delta Air Lines, Inc.	5,039	247,868

		1,690,396

Apparel Manufacturers — 0.1%
VF Corp.	4,894	261,095

Applications Software — 0.5%
Microsoft Corp.	15,979	992,935

Athletic Footwear — 0.4%
NIKE, Inc., Class B	14,614	742,830

Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	991	42,236
Ritchie Bros. Auctioneers, Inc.	12,000	408,000

		450,236

Audio/Video Products — 0.1%
Harman International Industries, Inc.	1,128	125,388

Auto-Cars/Light Trucks — 0.4%
Nissan Motor Co., Ltd. ADR	40,000	800,000

Auto-Heavy Duty Trucks — 0.3%
New Flyer Industries, Inc.	5,436	165,349
PACCAR, Inc.	6,652	425,063

		590,412

Auto/Truck Parts & Equipment-Original — 0.9%
Autoliv, Inc.	11,481	1,299,075
Magna International, Inc.	11,258	488,597

		1,787,672

Banks-Commercial — 2.0%
Banco Bilbao Vizcaya Argentaria SA ADR	88,863	601,602
Bank of Nova Scotia	6,443	358,746
Bank of the Ozarks, Inc.	3,957	208,099
BOK Financial Corp.	1,029	85,448
Cullen/Frost Bankers, Inc.	7,874	694,723
East West Bancorp, Inc.	16,734	850,589
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	10,245	73,662
ING Groep NV ADR	50,000	705,000
M&T Bank Corp.	171	26,750
PacWest Bancorp	3,600	195,984
Washington Trust Bancorp, Inc.	1,618	90,689

		3,891,292

Security Description	Shares	Value (Note 2)

Banks-Super Regional — 1.4%
PNC Financial Services Group, Inc.	8,556	$1,000,710
US Bancorp	8,221	422,313
Wells Fargo & Co.	22,148	1,220,576

		2,643,599

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	6,947	309,906

Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	5,368	222,557
Dr Pepper Snapple Group, Inc.	6,019	545,743

		768,300

Beverages-Wine/Spirits — 0.2%
Diageo PLC ADR	4,000	415,760

Brewery — 0.3%
Ambev SA ADR	125,000	613,750

Broadcast Services/Program — 0.3%
Nexstar Broadcasting Group, Inc., Class A	8,913	564,193

Building & Construction Products-Misc. — 0.3%
James Hardie Industries PLC ADR	30,000	477,000

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	2,217	91,318

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	8,520	588,306

Cellular Telecom — 0.1%
MTN Group, Ltd. ADR	17,000	153,850

Chemicals-Diversified — 0.8%
Akzo Nobel NV ADR	13,000	269,100
Croda International PLC ADR	18,027	351,527
E.I. du Pont de Nemours & Co.	2,201	161,553
Huntsman Corp.	5,964	113,793
Innospec, Inc.	7,992	547,452
PPG Industries, Inc.	1,372	130,011

		1,573,436

Chemicals-Specialty — 0.9%
Albemarle Corp.	1,247	107,342
Cabot Corp.	622	31,436
Givaudan SA ADR	9,500	346,750
H.B. Fuller Co.	24,002	1,159,536

		1,645,064

Coal — 0.0%
Alliance Resource Partners LP	3,293	73,928

Coatings/Paint — 0.1%
RPM International, Inc.	1,154	62,120
Valspar Corp.	753	78,018

		140,138

Commercial Services-Finance — 0.1%
Travelport Worldwide, Ltd.	11,146	157,159

Computer Services — 0.2%
Accenture PLC, Class A	782	91,595
International Business Machines Corp.	511	84,821
Leidos Holdings, Inc.	2,149	109,900

		286,316

Computer Software — 0.3%
j2 Global, Inc.	3,523	288,182

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Software (continued)
Kudelski SA (BR)(1)	20,000	$346,656

		634,838

Computers — 1.0%
Apple, Inc.	17,290	2,002,528

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,018	86,347

Cosmetics & Toiletries — 0.3%
Unilever NV	12,000	492,720

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	1,108	73,460
Fair Isaac Corp.	4,459	531,602
Fidelity National Information Services, Inc.	11,785	891,418

		1,496,480

Diagnostic Equipment — 0.4%
Abbott Laboratories	6,872	263,954
Thermo Fisher Scientific, Inc.	3,945	556,639

		820,593

Disposable Medical Products — 0.1%
STERIS PLC	2,483	167,329

Diversified Banking Institutions — 1.0%
BNP Paribas SA ADR	25,000	796,250
JPMorgan Chase & Co.	12,344	1,065,164

		1,861,414

Diversified Manufacturing Operations — 0.8%
3M Co.	871	155,534
Crane Co.	1,696	122,316
Parker-Hannifin Corp.	2,845	398,300
Siemens AG ADR	5,500	673,310
Vesuvius PLC	53,000	258,199

		1,607,659

Diversified Operations — 0.1%
China Merchants Holdings International Co., Ltd. ADR	3,621	88,352

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	545	408,679

Electric Products-Misc. — 0.2%
Emerson Electric Co.	3,576	199,362
Littelfuse, Inc.	593	90,000

		289,362

Electric-Integrated — 2.2%
ALLETE, Inc.	1,657	106,363
Alliant Energy Corp.	3,076	116,550
CLP Holdings, Ltd. ADR	50,000	458,500
Eversource Energy	14,770	815,747
Fortis, Inc.	1,385	42,769
Great Plains Energy, Inc.	3,942	107,814
NextEra Energy, Inc.	7,066	844,104
PNM Resources, Inc.	1,730	59,339
WEC Energy Group, Inc.	13,698	803,388
Xcel Energy, Inc.	22,555	917,988

		4,272,562

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	3,379	163,848

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 1.3%
Broadcom, Ltd.	4,128	$729,707
Microchip Technology, Inc.	26,097	1,674,122

		2,403,829

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	6,500	450,320

Electronic Forms — 0.4%
Adobe Systems, Inc.†	7,183	739,490

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	8,752	624,018
Avnet, Inc.	2,751	130,975

		754,993

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	1,752	121,466

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	1,015	42,711

Finance-Credit Card — 0.7%
Discover Financial Services	19,548	1,409,215

Finance-Mortgage Loan/Banker — 1.1%
FNF Group	64,560	2,192,458

Finance-Other Services — 0.7%
BGC Partners, Inc., Class A	8,643	88,418
Deutsche Boerse AG ADR	102,000	810,594
Hong Kong Exchanges and Clearing, Ltd. ADR	20,000	470,000

		1,369,012

Food-Misc./Diversified — 1.3%
B&G Foods, Inc.	25,278	1,107,177
Danone SA ADR	47,517	597,764
Ingredion, Inc.	496	61,980
Kraft Heinz Co.	4,020	351,026
Orkla ASA ADR	44,000	396,880

		2,514,827

Food-Retail — 0.9%
Dairy Farm International Holdings, Ltd. ADR	3,381	120,634
Kroger Co.	48,691	1,680,326

		1,800,960

Gambling (Non-Hotel) — 0.2%
OPAP SA ADR	68,103	301,696

Gas-Distribution — 0.2%
Sempra Energy	2,791	280,886
Vectren Corp.	1,556	81,146

		362,032

Housewares — 0.1%
Tupperware Brands Corp.	4,557	239,789

Human Resources — 0.4%
Adecco SA ADR	22,000	718,300

Industrial Automated/Robotic — 0.1%
Nordson Corp.	918	102,862

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,594	229,249

Instruments-Controls — 0.1%
Honeywell International, Inc.	2,143	248,267

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance Brokers — 0.0%
Arthur J. Gallagher & Co.	1,493	$77,576

Insurance-Multi-line — 0.9%
Allstate Corp.	5,112	378,901
Chubb, Ltd.	10,762	1,421,876

		1,800,777

Insurance-Property/Casualty — 1.2%
AmTrust Financial Services, Inc.	51,565	1,411,850
Fairfax Financial Holdings, Ltd.	288	140,170
Markel Corp.†	505	456,772
XL Group, Ltd.	7,000	260,820

		2,269,612

Insurance-Reinsurance — 0.6%
Swiss Re AG ADR	39,673	942,631
Validus Holdings, Ltd.	2,631	144,731

		1,087,362

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	3,298	379,435

Investment Companies — 0.1%
Ares Capital Corp.	8,804	145,178
Oaktree Capital Group LLC	2,583	96,862

		242,040

Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	1,500	570,810

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	6,080	466,154

Machinery-Farming — 0.4%
AG Growth International, Inc.	9,000	351,810
Deere & Co.	4,808	495,416

		847,226

Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	1,240	73,656
IDEX Corp.	845	76,101

		149,757

Machinery-Pumps — 0.5%
Flowserve Corp.	20,629	991,223

Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	8,002	749,787
Medtronic PLC	5,008	356,720

		1,106,507

Medical Products — 1.4%
Becton Dickinson and Co.	1,466	242,697
Sonova Holding AG ADR	18,000	433,980
Teleflex, Inc.	3,915	630,902
Varian Medical Systems, Inc.†	15,304	1,373,993

		2,681,572

Medical-Biomedical/Gene — 0.1%
CSL, Ltd. ADR	7,000	253,890

Medical-Drugs — 3.1%
Allergan PLC†	5,539	1,163,245
GlaxoSmithKline PLC ADR	13,958	537,523
Johnson & Johnson	2,730	314,523
Merck & Co., Inc.	6,218	366,054

Security Description	Shares	Value (Note 2)

Medical-Drugs (continued)
Novartis AG ADR	8,088	$589,130
Novo Nordisk AS ADR	13,000	466,180
Pfizer, Inc.	43,894	1,425,677
Roche Holding AG ADR	34,841	994,014

		5,856,346

Medical-Generic Drugs — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	16,137	584,966

Medical-Hospitals — 0.2%
Universal Health Services, Inc., Class B	3,737	397,542

Multimedia — 0.8%
Vivendi SA ADR	14,000	265,300
Walt Disney Co.	11,608	1,209,786

		1,475,086

Non-Ferrous Metals — 0.2%
Cameco Corp.	30,000	314,100

Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.	12,121	952,589

Office Furnishings-Original — 0.2%
HNI Corp.	6,991	390,937

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,825	338,812

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	987	76,394

Oil Companies-Exploration & Production — 1.5%
Cimarex Energy Co.	12,073	1,640,721
Occidental Petroleum Corp.	6,693	476,742
Vermilion Energy, Inc. (NYSE)	10,000	421,700
Vermilion Energy, Inc. (TSX)	2,625	110,443
W&T Offshore, Inc.†	63,825	176,795

		2,826,401

Oil Companies-Integrated — 1.0%
Chevron Corp.	3,010	354,277
Exxon Mobil Corp.	4,362	393,714
Royal Dutch Shell PLC, Class B ADR	19,021	1,102,647

		1,850,638

Oil Refining & Marketing — 1.2%
HollyFrontier Corp.	17,800	583,128
Marathon Petroleum Corp.	11,624	585,268
Rubis SCA ADR	29,000	469,510
Valero Energy Corp.	10,827	739,701

		2,377,607

Oil-Field Services — 0.6%
Schlumberger, Ltd.	13,201	1,108,224
Targa Resources Corp.	2,020	113,261

		1,221,485

Pipelines — 0.4%
EnLink Midstream Partners LP	8,396	154,655
Enterprise Products Partners LP	20,755	561,215

		715,870

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	565	65,936

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Private Equity — 0.2%
KKR & Co. LP	26,652	$410,174

Real Estate Investment Trusts — 3.1%
AGNC Investment Corp.	7,942	143,989
Agree Realty Corp.	1,129	51,990
Alexandria Real Estate Equities, Inc.	10,259	1,140,083
Annaly Capital Management, Inc.	24,951	248,762
Colony Capital, Inc. Class A	9,356	189,459
CYS Investments, Inc.	1,106	8,549
Digital Realty Trust, Inc.	8,942	878,641
EastGroup Properties, Inc.	1,073	79,230
EPR Properties	2,148	154,162
Gramercy Property Trust	17,738	162,835
Host Hotels & Resorts, Inc.	13,055	245,956
LaSalle Hotel Properties	3,171	96,620
Medical Properties Trust, Inc.	15,530	191,019
Omega Healthcare Investors, Inc.	19,625	613,478
Pebblebrook Hotel Trust	4,143	123,254
Realty Income Corp.	13,368	768,393
Simon Property Group, Inc.	1,732	307,724
Tanger Factory Outlet Centers, Inc.	12,647	452,510

		5,856,654

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	12,257	392,101

Retail-Apparel/Shoe — 0.2%
lululemon athletica, Inc.†	7,001	454,995

Retail-Auto Parts — 0.0%
Genuine Parts Co.	267	25,509

Retail-Discount — 0.5%
Costco Wholesale Corp.	1,248	199,817
Dollar General Corp.	10,090	747,367

		947,184

Retail-Drug Store — 0.6%
CVS Health Corp.	14,221	1,122,179

Retail-Jewelry — 0.0%
Tiffany & Co.	184	14,247

Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	1,287	61,686

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	2,567	968,580
Starbucks Corp.	5,438	301,918

		1,270,498

Rubber-Tires — 0.3%
Bridgestone Corp. ADR	35,000	631,750

Satellite Telecom — 0.3%
Inmarsat PLC ADR	55,000	488,400

Savings & Loans/Thrifts — 0.3%
Washington Federal, Inc.	14,161	486,430

Security Services — 0.3%
Secom Co., Ltd. ADR	33,000	602,250

Semiconductor Components-Integrated Circuits — 0.9%
Maxim Integrated Products, Inc.	8,352	322,136
NXP Semiconductors NV†	7,576	742,524
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,845	743,044

		1,807,704

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	9,873	$318,602

SupraNational Banks — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	21,744	640,143

Telecom Services — 0.4%
BCE, Inc.	17,052	737,328
Consolidated Communications Holdings, Inc.	1,690	45,377

		782,705

Telephone-Integrated — 0.8%
Telstra Corp., Ltd. ADR	19,181	350,245
Verizon Communications, Inc.	22,449	1,198,328

		1,548,573

Television — 0.1%
Sinclair Broadcast Group, Inc., Class A	6,301	210,138

Tobacco — 0.2%
Imperial Brands PLC ADR	8,000	348,400

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,367	234,126

Toys — 0.6%
Hasbro, Inc.	14,495	1,127,566

Transactional Software — 0.2%
Black Knight Financial Services, Inc., Class A†	9,141	345,530

Transport-Marine — 0.2%
Kirby Corp.†	6,722	447,013

Transport-Rail — 0.2%
Union Pacific Corp.	3,568	369,930

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	8,569	453,814
United Parcel Service, Inc., Class B	1,511	173,221

		627,035

Venture Capital — 0.0%
Hercules Technology Growth Capital, Inc.	4,232	59,714

Web Portals/ISP — 0.6%
Alphabet, Inc., Class C†	1,424	1,099,072

Total Common Stocks (cost $99,519,091)		109,860,142

EXCHANGE-TRADED FUNDS — 4.0%
iShares MSCI Emerging Markets ETF	125,860	4,406,359
Vanguard Global ex-U.S. Real Estate ETF	65,700	3,256,749

Total Exchange-Traded Funds (cost $8,418,926)		7,663,108

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Banks-Super Regional — 0.3%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(2)	$250,000	269,063
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(2)	250,000	261,250

		530,313

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions — 0.6%
Bank of America Corp. FRS Series M 8.13% due 05/15/2018(2)	$500,000	$519,375
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)	500,000	517,750

		1,037,125

Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	250,000	267,750

Total Preferred Securities/Capital Securities (cost $1,746,394)		1,835,188

ASSET BACKED SECURITIES — 4.2%
Diversified Financial Services — 4.2%
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	121,927	119,560
AmeriCredit Automobile Receivables Trust Series 2013-1, Class D 2.09% due 02/08/2019	200,000	200,756
AmeriCredit Automobile Receivables Trust Series 2016-3, Class C 2.24% due 04/08/2022	140,000	138,579
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.92% due 09/11/2042(4)	300,000	302,095
Capital Auto Receivables Asset Trust Series 2016-2, Class A2A 1.32% due 01/22/2019	100,000	100,037
Capital Auto Receivables Asset Trust Series 2014-2, Class C 2.41% due 05/20/2019	80,000	80,625
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(5)	287,399	299,931
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.87% due 02/25/2036*(5)	400,000	359,360
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.78% due 06/10/2047(4)	250,000	240,633
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(5)	821	824
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	44,092	44,115
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.72% due 05/25/2034(5)	9,484	8,970
CSMC Trust VRS Series 2015-1, Class B2 3.93% due 01/25/2045*(5)	96,196	95,223
DBUBS Mtg. Trust Series 2011-LC2A, Class A4 4.54% due 07/10/2044*(4)	300,000	323,260

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	$250,000	$245,870
Goldman Sachs Mtg. Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(4)	230,000	247,608
Goldman Sachs Mtg. Securities Trust Series 2011-GC5, Class D 5.40% due 08/10/2044*(4)	300,000	298,027
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(4)	200,000	196,352
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 4.87% due 04/10/2047(4)	200,000	192,991
GSMSC FRS Pass Through Trust Series 2009-4R, Class 2A1 0.98% due 12/26/2036*(5)	36,014	35,438
JP Morgan Mtg.Trust Series 2016-4, Class A5 3.50% due 10/25/2046*(5)	99,776	101,390
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C25, Class C 4.45% due 11/15/2047(4)	108,500	106,641
KeyCorp Student Loan Trust FRS Series 2006-A, Class 2A4 1.31% due 09/27/2035	164,998	163,368
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	199,553	198,460
New Residential Mtg. Loan Trust Series 2016-4A, Class B1A 4.50% due 11/25/2056*(5)	99,690	103,494
New Residential Mtg. Loan Trust VRS Series 2014-3A, Class B1 4.75% due 11/25/2054*(5)	201,975	211,163
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.60% due 08/25/2055*(5)	93,350	96,361
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	84,488	84,492
PFS Financing Corp. FRS Series 2015-AA, Class A 1.32% due 04/15/2020*	250,000	249,486
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(5)	20,450	20,515
Santander Drive Auto Receivables Trust Series 2015-1, Class C 2.57% due 04/15/2021	250,000	252,207
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(5)	140,387	137,279
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.65% due 02/25/2043(5)	92,708	92,563
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 1.51% due 12/16/2030	211,013	206,337
SLM Private Education Loan Trust FRS Series 2013-A, Class A1 1.30% due 08/15/2022*	14,156	14,164

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 1.18% due 11/25/2035	$9,629	$9,605
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(5)	200,000	199,544
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(4)	200,000	202,448
Volkswagen Credit Auto Master Trust FRS Series 2014-1A, Class A1 0.91% due 07/22/2019*	342,000	341,702
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31, Class C 4.61% due 11/15/2048(4)	300,000	294,756
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 1.60% due 10/25/2034	13,855	13,749
Westlake Automobile Receivables Trust Series 2015-2A, Class A2A 1.28% due 07/16/2018*	43,468	43,465
Westlake Automobile Receivables Trust Series 2016-1A, Class A2A 1.82% due 01/15/2019*	110,634	110,822
WFRBS Commercial Mtg. Trust VRS Series 2014-C22, Class D 3.91% due 09/15/2057*(4)	160,000	119,453
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.00% due 06/15/2046*(4)	300,000	264,144
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(4)	300,000	289,591
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.38% due 10/15/2057(4)	300,000	314,568
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(4)	300,000	299,559

Total Asset Backed Securities (cost $8,153,993)		8,071,580

U.S. CORPORATE BONDS & NOTES — 18.0%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	246,763

Airlines — 0.5%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	299,668	319,521
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	153,345	169,829
US Airways Pass Through Trust Pass Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	411,305	447,294

		936,644

Security Description	Principal Amount	Value (Note 2)

Apparel Manufacturers — 0.1%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	$250,000	$236,107

Auto-Cars/Light Trucks — 0.5%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	233,350
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	263,227
General Motors Co. Senior Notes 4.88% due 10/02/2023	250,000	262,068
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	250,000	251,373

		1,010,018

Banks-Commercial — 0.1%
KeyBank NA Senior Notes 1.70% due 06/01/2018	250,000	249,860

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	477,043

Banks-Super Regional — 0.9%
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	257,996
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	500,213
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	253,531
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	254,890
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	254,768
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	259,448

		1,780,846

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	248,100

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	525,934

Cable/Satellite TV — 0.2%
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	283,013

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	268,750

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.4%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	$250,000	$266,875
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	534,375

		801,250

Chemicals-Diversified — 0.4%
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	250,000	240,457
Westlake Chemical Corp. Company Guar. Notes 4.63% due 02/15/2021*	250,000	258,750
Westlake Chemical Corp. Company Guar. Notes 4.88% due 05/15/2023*	250,000	259,375

		758,582

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	251,534

Computers — 0.1%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	243,430

Containers-Paper/Plastic — 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	512,500
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	254,375

		766,875

Diversified Banking Institutions — 1.3%
Bank of America Corp. FRS Senior Notes 2.30% due 04/19/2021	250,000	256,830
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	246,668
Citigroup, Inc. FRS Senior Notes 2.19% due 10/26/2020	200,000	202,521
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	250,000	253,962
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	547,995
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	254,297
Morgan Stanley FRS Senior Notes 2.28% due 04/21/2021	250,000	255,244
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	256,254

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.25% due 08/09/2026	$250,000	$298,765

		2,572,536

Diversified Financial Services — 0.1%
General Electric Capital Corp. Company Guar. Notes 5.30% due 02/11/2021	144,000	159,704

Electric-Generation — 0.1%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	114,396	123,140

Electric-Integrated — 1.4%
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	476,644
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	202,481
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	304,414
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	574,428
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	792,500
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	269,888

		2,620,355

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	610,284

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	248,445

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	244,298
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	254,727

		499,025

Finance-Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	250,000

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	258,412

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	$250,000	$253,259

Gambling (Non-Hotel) — 0.3%
Greektown Holdings LLC/Greektown Mothership Corp Senior Sec. Notes 8.88% due 03/15/2019*	500,000	525,625

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	250,000	260,945

Hotels/Motels — 0.3%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	533,750

Independent Power Producers — 0.2%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	341,250

Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	250,000	251,295

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	250,000	254,274

Insurance-Reinsurance — 0.3%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.17% due 01/12/2018	500,000	501,300

Internet Security — 0.1%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	256,250

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	252,798
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	528,964

		781,762

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. FRS Company Guar. Notes 1.34% due 09/30/2019*	250,000	250,222

Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	251,930
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	261,704

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	$250,000	$252,765
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	268,960

		1,035,359

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	246,937

Medical-Hospitals — 0.6%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	531,250
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	532,500

		1,063,750

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	277,954

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	511,250

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	498,905

Oil Companies-Exploration & Production — 0.5%
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019†(9)(12)	500,000	211,250
W&T Offshore, Inc. Sec. Notes 10.00% due 06/15/2021†(10)	154,083	90,909
W&T Offshore, Inc. Sec. Notes 10.75% due 05/15/2020†(10)	171,411	130,272
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	248,960
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	250,000	248,750

		930,141

Oil Refining & Marketing — 0.4%
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	251,395
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	268,429

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	$250,000	$259,375

		779,199

Oil-Field Services — 0.3%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	485,000

Physical Therapy/Rehabilitation Centers — 0.4%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	759,375

Pipelines — 1.0%
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	254,673
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	287,492
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	592,741
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	507,223
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	235,726

		1,877,855

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	199,538
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	264,483
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	269,167
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	274,763
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	249,171
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	263,928
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	256,842
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	266,790

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	$250,000	$252,364

		2,297,046

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	266,707

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(11)(15)	125,000	0

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	252,318
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	250,000	251,302

		503,620

Steel-Specialty — 0.4%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	735,000

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	517,500

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	542,500

Telephone-Integrated — 0.3%
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	264,687
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	208,688

		473,375

Total U.S. Corporate Bonds & Notes (cost $34,041,254)		34,438,055

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Banks-Commercial — 0.1%
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	251,057

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	413,000	412,803

Diversified Manufacturing Operations — 0.2%
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/2018	250,000	270,070

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.1%
Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	$250,000	$251,913

Electric-Integrated — 0.3%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	245,687
TransAlta Corp. Senior Notes 6.90% due 05/15/2018	200,000	208,342

		454,029

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	247,448

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	795,049

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	216,875

Pipelines — 0.0%
Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	24,600	25,418

Total Foreign Corporate Bonds & Notes (cost $2,866,101)		2,924,662

U.S. GOVERNMENT AGENCIES — 9.7%
Federal Home Loan Mtg. Corp. — 2.5%
2.00% due 02/01/2028	189,693	185,599
2.00% due 03/01/2028	213,109	208,507
3.00% due 04/01/2035	67,687	68,622
3.00% due 09/01/2035	84,660	85,822
3.00% due 10/01/2042	353,182	353,039
3.00% due 07/01/2045	179,698	178,790
3.50% due 07/01/2042	130,288	134,216
3.50% due 09/01/2042	89,898	92,579
3.50% due 10/01/2042	137,913	142,063
3.50% due 08/01/2043	223,920	230,542
3.50% due 02/01/2044	207,419	213,678
3.50% due 08/01/2045	262,140	269,972
3.50% due 07/01/2046	96,365	99,178
4.00% due 12/01/2040	243,309	256,633
4.50% due 07/01/2039	107,050	115,553
4.50% due 11/01/2043	137,287	150,253
5.00% due 04/01/2035	63,213	69,321
5.50% due 11/01/2017	4,208	4,260
5.50% due 01/01/2018	4,944	4,980
5.50% due 05/01/2031	34,835	38,830
6.00% due 04/01/2017	752	755
6.00% due 05/01/2017	1,525	1,532
6.00% due 05/01/2031	14,060	16,117
6.00% due 09/01/2032	7,669	8,664
7.00% due 01/01/2032	2,321	2,383
7.50% due 12/01/2030	13,952	14,429
7.50% due 01/01/2031	26,176	28,908
7.50% due 02/01/2031	2,113	2,377

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4503, Class SA
2.05% due 02/15/2042 VRS(5)(14)	$730,930	$41,854
Series 4350, Class AS
2.23% due 12/15/2037 VRS(5)(14)	1,187,093	72,741
Series 4127, Class EJ
2.50% due 11/15/2032(5)	139,599	137,722
Series 4033, Class ED
2.50% due 10/15/2036(5)	207,927	209,200
Series 4097, Class HI
3.00% due 08/15/2027(5)(14)	985,591	102,778
Series 4579, Class BA
3.00% due 01/15/2043(5)	155,300	156,999
Series 4550, Class DA
3.00% due 03/15/2044(5)	94,760	96,972
Series 4121, Class HI
3.50% due 10/15/2027(5)(14)	790,685	85,679
Series 4343, Class DI
3.50% due 08/15/2040(5)(14)	416,337	55,938
Series 4121, Class UI
3.50% due 10/15/2042(5)(14)	523,388	102,782
Series 3924, Class LB
4.00% due 05/15/2039(5)	200,000	206,781
Series 4135, Class DI
4.00% due 11/15/2042(5)(14)	351,111	62,645
Series 2015-4440, ClassZX
4.00% due 01/15/2045(5)	107,596	115,321
Series 4463, Class ZA
4.00% due 04/15/2045(5)	53,441	56,045
Federal Home Loan Mtg. Corp.STRIPS VRS Series 328, Class S4 2.08% due 02/15/2038(3)(5)(14)	2,413,353	176,605
Series 2012-276, Class 40
4.00% due 09/15/2042(5)	130,471	137,009

		4,794,673

Federal National Mtg. Assoc. — 5.9%
1.38% due 10/07/2021	750,000	729,653
2.00% due 10/01/2027	55,587	54,454
2.00% due 01/01/2031	87,600	85,383
2.50% due 06/01/2027	161,907	162,406
2.50% due 07/01/2028	206,602	206,523
2.50% due 08/01/2028	186,747	187,378
2.50% due 09/01/2028	225,783	226,545
3.00% due 04/01/2027	52,038	53,528
3.00% due 05/01/2029	67,579	69,517
3.00% due 08/01/2031	193,531	199,309
3.00% due 10/01/2042	137,885	137,846
3.00% due 11/01/2042	220,500	220,437
3.00% due 12/01/2042	314,761	314,671
3.00% due 02/01/2043	119,530	119,496
3.00% due 04/01/2043	178,634	177,815
3.00% due 06/01/2043	220,958	220,895
3.00% due 08/01/2043	181,453	181,401
3.00% due 12/01/2046	250,000	249,231
3.50% due 08/01/2031	97,737	103,139
3.50% due 01/01/2036	220,167	228,009
3.50% due 03/01/2042	168,145	173,428
3.50% due 07/01/2042	100,179	103,328
3.50% due 09/01/2042	142,313	146,750
3.50% due 11/01/2042	195,399	201,536
3.50% due 02/01/2043	69,268	71,535

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 05/01/2043	$157,321	$162,501
3.50% due 11/01/2044	164,800	170,203
3.50% due 03/01/2045	161,994	166,680
3.50% due 06/01/2045	85,042	87,801
3.50% due 09/01/2045	89,707	92,352
3.50% due 11/01/2045	185,620	191,292
3.50% due 04/01/2046	191,461	197,562
4.00% due 09/01/2040	186,385	197,273
4.00% due 12/01/2040	149,280	158,212
4.00% due 08/01/2043	352,905	375,130
4.00% due 10/01/2043	71,148	75,427
4.00% due 04/01/2044	306,866	326,181
4.00% due 08/01/2044	155,682	165,482
4.00% due 10/01/2044	219,452	232,101
4.00% due 08/01/2045	88,263	93,758
4.00% due 09/01/2045	91,527	97,223
4.50% due 10/01/2039	190,636	208,047
4.50% due 03/01/2041	237,365	256,627
4.50% due 09/01/2043	429,874	470,008
4.50% due 07/01/2044	63,461	68,471
4.50% due 12/01/2044	202,558	220,847
5.00% due 05/01/2033	61,141	68,071
5.00% due 02/01/2040	169,038	188,163
5.00% due 07/01/2041	206,331	230,061
5.00% due 02/01/2044	188,728	210,203
6.00% due 08/01/2018	582	658
6.00% due 05/01/2031	6,893	7,881
6.00% due 08/01/2031	67,145	76,615
6.00% due 04/01/2032	13,697	15,496
6.50% due 06/01/2019	3,099	3,506
6.50% due 09/01/2024	14,786	16,729
6.50% due 09/01/2025	2,740	3,100
6.50% due 11/01/2025	4,216	4,769
6.50% due 05/01/2026	10,866	12,293
6.50% due 11/01/2027	297	336
6.50% due 01/01/2032	3,309	3,744
7.00% due 05/01/2029	5,132	5,818
7.00% due 09/01/2029	5,414	5,537
7.00% due 01/01/2031	2,061	2,171
7.50% due 01/01/2031	10,254	11,226
7.50% due 02/01/2031	1,435	1,483
Federal National Mtg. Assoc. REMIC
Series 2016-30, Class AS
1.79% due 05/25/2046(5)(14)	954,553	53,542
Series 2016-11, Class AS
1.86% due 03/25/2046 VRS(5)(14)	789,467	44,569
Series 2016-40, Class KS
1.95% due 07/25/2056(5)(14)	876,338	57,965
Series 2015-22, Class AS
1.96% due 04/25/2045 VRS(5)(14)	663,867	40,490
Series 2015-91, Class AS
1.99% due 12/25/2045(5)(14)	2,580,142	167,173
Series 2012-122, Class AD
2.00% due 02/25/2040(5)	58,204	57,962
Series 2015-38, Class AS
2.00% due 06/25/2045 VRS(5)(14)	756,282	48,198
Series 2014-47, Class AI
2.13% due 08/25/2044 VRS(5)(14)	626,142	43,192
Series 2013-2, Class BI
2.50% due 02/25/2028(5)(14)	547,917	47,775
Series 2015-28, Class PA
2.50% due 06/25/2044(5)	76,877	76,023

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Series 2016-38, Class NA
3.00% due 01/25/2046(5)	$258,101	$261,174
Series 2012-149, Class IC
3.50% due 01/25/2028(5)(14)	437,024	49,148
Series 2016-30, Class IL
3.50% due 04/25/2034(5)(14)	937,616	141,036
Series 2016-4, Class LI
3.50% due 02/25/2036(5)(14)	597,399	98,224
Series 2012-125, Class IG
3.50% due 11/25/2042(5)(14)	467,893	91,130
Series 2015-20, Class EH
3.50% due 11/25/2042(5)	200,000	208,358
Series 2016-64, Class IO
3.50% due 02/25/2043(14)	392,842	59,707
Series 2015-12, Class BY
4.00% due 03/25/2045(5)	100,000	108,237
Series 2015-18, Class IA
4.50% due 04/25/2045(5)(14)	497,870	120,504
Series 2002-16, Class TM
7.00% due 04/25/2032(5)	88,314	99,833

		11,379,491

Government National Mtg. Assoc. — 1.3%
Series 2014-92, Class IO
0.64% due 05/16/2054 VRS(4)(14)	1,599,112	73,072
Series 2014-135, Class IO
0.86% due 01/16/2056 VRS(4)(14)	740,253	41,212
3.00% due 11/15/2042	295,139	299,545
3.00% due 02/15/2043	213,046	216,216
3.50% due 09/15/2042	176,081	183,704
3.50% due 09/20/2045	161,456	168,641
4.00% due 10/20/2044	198,396	212,666
4.50% due 05/15/2039	54,736	59,333
5.50% due 07/20/2033	105,198	118,273
6.00% due 07/20/2033	69,745	81,292
6.50% due 12/15/2023	12,078	13,796
6.50% due 03/20/2027	511	511
6.50% due 04/20/2027	7,135	7,524
7.00% due 12/15/2022	2,099	2,106
7.00% due 05/15/2023	466	467
7.00% due 06/15/2023	727	729
7.00% due 12/15/2023	2,693	2,987
7.00% due 04/15/2028	10,253	10,607
7.50% due 08/15/2030	13,124	13,444
7.50% due 09/15/2030	4,244	4,432
7.50% due 11/15/2030	17,690	18,825
7.50% due 01/15/2031	10,946	12,296
Government National Mtg. Assoc. REMIC
Series 2013-101, Class IO
0.75% due 10/16/2054 VRS(4)(14)	2,440,928	91,542
Series 2013-57, Class IO
0.77% due 06/16/2054 VRS(4)(14)	2,751,614	109,258
Series 2012-139, Class IO
0.83% due 02/16/2053 VRS(4)(14)	2,169,402	114,715
Series 2013-30, Class IO
0.85% due 09/16/2053 VRS(4)(14)	1,652,983	85,724
Series 2013-80, Class IO
0.87% due 03/16/2052 VRS(4)(14)	2,380,979	142,343
Series 2013-68, Class IO
0.92% due 02/16/2046 VRS(4)(14)	1,215,493	64,922
Series 69, Class WI
1.25% due 09/20/2037 VRS(5)(14)	1,289,938	66,605

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2015-63, Class ZB
3.25% due 05/20/2045(5)	$84,620	$85,809
Series 2012-3, Class LA
3.50% due 03/20/2038(5)	125,851	129,656
Series 2016-81, Class IN
4.00% due 04/20/2046(5)(14)	293,042	54,188
Series 2002-70, Class PA
4.50% due 08/20/2032(5)	1,753	1,767

		2,488,207

Total U.S. Government Agencies (cost $19,122,270)		18,662,371

U.S. GOVERNMENT TREASURIES — 0.7%
United States Treasury Bonds — 0.3%
2.25% due 08/15/2046	250,000	210,205
3.00% due 11/15/2044	250,000	246,963
4.25% due 11/15/2040	45,000	54,633
5.25% due 11/15/2028	140,000	178,226

		690,027

United States Treasury Notes — 0.4%
1.00% due 02/15/2018	380,000	380,134
1.50% due 08/15/2026	250,000	229,932
3.13% due 05/15/2021	100,000	105,379

		715,445

Total U.S. Government Treasuries (cost $1,498,064)		1,405,472

LOANS(6)(7)(8)— 0.3%
Oil & Gas Drilling — 0.3%
Drillships Financing Holding, Inc. FRS BTL-B1 6.00% due 03/31/2021	244,937	157,984
Drillships Ocean Ventures, Inc. FRS BTL-B 5.50% due 07/25/2021	488,750	382,447

Total Loans (cost $695,642)		540,431

Total Long-Term Investment Securities (cost $176,061,735)		185,401,009

REPURCHASE AGREEMENTS — 3.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/30/2016, to be repurchased 01/03/2017 in the amount of $6,818,000 collateralized by $6,800,000 of United States Treasury Notes, bearing interest at 2.25% due 07/31/2021 and having an approximate value of $6,958,596 (cost $6,818,000)	6,818,000	6,818,000

TOTAL INVESTMENTS (cost $182,879,735)(13)	100.2%	192,219,009
Liabilities in excess of other assets	(0.2)	(444,376)

NET ASSETS	100.0%	$191,774,633

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $8,999,126 representing 4.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(2)	Perpetual maturity—maturity date reflects the next call date.
(3)	Inverse Floater
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(9)	Company has filed for bankruptcy protection.
(10)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(11)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(12)	Security in default of interest
(13)	See Note 6 for cost of investments on a tax basis.
(14)	Interest Only
(15)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

ADR — American Depositary Receipt

BR — Bearer Shares

BTL — Bank Term Loan

ETF — Exchange-Traded Fund

NYSE — New York Stock Exchange

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TSX	— Toronto Stock Exchange

ULC — Unlimited Company

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$288,182	$346,656	$—	$634,838
Other Industries	109,225,304	—	—	109,225,304
Exchange-Traded Funds	7,663,108	—	—	7,663,108
Preferred Securities/Capital Securities	—	1,835,188	—	1,835,188
Asset Backed Securities:
Diversified Financial Services	—	7,968,086	103,494	8,071,580
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	0	0
Other Industries	—	34,438,055	—	34,438,055
Foreign Corporate Bonds & Notes	—	2,924,662	—	2,924,662
U.S. Government Agencies	—	18,662,371	—	18,662,371
U.S. Government Treasuries	—	1,405,472	—	1,405,472
Loans	—	540,431	—	540,431
Repurchase Agreements	—	6,818,000	—	6,818,000

Total Investments at Value	$117,176,594	$74,938,921	$103,494	$192,219,009

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

30

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.3%
Medical-Drugs	5.8
Computers	3.7
Web Portals/ISP	3.3
Oil Companies-Exploration & Production	3.2
E-Commerce/Products	3.1
Banks-Super Regional	3.0
Retail-Discount	2.7
Internet Content-Entertainment	2.6
Commercial Services-Finance	2.4
Insurance-Multi-line	2.3
Chemicals-Diversified	2.2
Oil-Field Services	2.0
Applications Software	2.0
Tobacco	2.0
Diversified Manufacturing Operations	1.9
Cable/Satellite TV	1.9
Food-Misc./Diversified	1.8
Semiconductor Components-Integrated Circuits	1.8
Finance-Credit Card	1.7
Medical-HMO	1.6
Electric-Integrated	1.6
Athletic Footwear	1.6
Retail-Restaurants	1.5
Retail-Drug Store	1.4
Cosmetics & Toiletries	1.3
Oil Refining & Marketing	1.3
Medical-Hospitals	1.2
Repurchase Agreements	1.2
Beverages-Non-alcoholic	1.2
Electronic Components-Semiconductors	1.2
Telephone-Integrated	1.2
Tools-Hand Held	1.1
Brewery	1.1
Instruments-Controls	1.1
Hotels/Motels	1.1
Retail-Building Products	1.1
Coatings/Paint	1.1
Medical Instruments	1.0
Machinery-General Industrial	1.0
Textile-Home Furnishings	1.0
Electric Products-Misc.	1.0
Diagnostic Equipment	1.0
Containers-Metal/Glass	0.9
Finance-Consumer Loans	0.9
Transport-Truck	0.9
Apparel Manufacturers	0.9
Building & Construction Products-Misc.	0.8
Web Hosting/Design	0.8
Electronic Measurement Instruments	0.7
Insurance-Property/Casualty	0.7
Investment Management/Advisor Services	0.7
Entertainment Software	0.7
Consulting Services	0.7
Computer Services	0.7
X-Ray Equipment	0.7
Aerospace/Defense	0.7
Banks-Commercial	0.7
Computers-Memory Devices	0.6
Enterprise Software/Service	0.5

Medical-Biomedical/Gene	0.5%
Retail-Arts & Crafts	0.4

100.1%

*	Calculated as a percentage of net assets

31

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Aerospace/Defense — 0.7%
General Dynamics Corp.	7,581	$1,308,935

Apparel Manufacturers — 0.9%
VF Corp.	31,295	1,669,588

Applications Software — 2.0%
Microsoft Corp.	61,996	3,852,431

Athletic Footwear — 1.6%
NIKE, Inc., Class B	60,413	3,070,793

Banks-Commercial — 0.7%
M&T Bank Corp.	8,261	1,292,268

Banks-Super Regional — 3.0%
Capital One Financial Corp.	22,930	2,000,413
PNC Financial Services Group, Inc.	33,048	3,865,294

		5,865,707

Beverages-Non-alcoholic — 1.2%
Monster Beverage Corp.†	52,746	2,338,758

Brewery — 1.1%
Molson Coors Brewing Co., Class B	22,660	2,205,045

Building & Construction Products-Misc. — 0.8%
Fortune Brands Home & Security, Inc.	31,160	1,665,814

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	52,550	3,628,578

Chemicals-Diversified — 2.2%
Dow Chemical Co.	41,733	2,387,962
PPG Industries, Inc.	20,425	1,935,473

		4,323,435

Coatings/Paint — 1.1%
Sherwin-Williams Co.	7,688	2,066,073

Commercial Services-Finance — 2.4%
Equifax, Inc.	12,803	1,513,699
Global Payments, Inc.	24,244	1,682,776
PayPal Holdings, Inc.†	38,570	1,522,358

		4,718,833

Computer Services — 0.7%
Accenture PLC, Class A	11,440	1,339,967

Computers — 3.7%
Apple, Inc.	62,430	7,230,643

Computers-Memory Devices — 0.6%
Western Digital Corp.	16,642	1,130,824

Consulting Services — 0.7%
Verisk Analytics, Inc.†	16,840	1,366,903

Containers-Metal/Glass — 0.9%
Crown Holdings, Inc.†	34,420	1,809,459

Cosmetics & Toiletries — 1.3%
Estee Lauder Cos., Inc., Class A	33,529	2,564,633

Diagnostic Equipment — 1.0%
Thermo Fisher Scientific, Inc.	13,399	1,890,599

Diversified Banking Institutions — 9.3%
Bank of America Corp.	237,820	5,255,822
Citigroup, Inc.	73,656	4,377,376
Goldman Sachs Group, Inc.	12,891	3,086,750
JPMorgan Chase & Co.	63,518	5,480,968

		18,200,916

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.9%
Eaton Corp. PLC	21,678	$1,454,377
Illinois Tool Works, Inc.	17,841	2,184,809

		3,639,186

E-Commerce/Products — 3.1%
Amazon.com, Inc.†	6,057	4,541,962
eBay, Inc.†	50,330	1,494,298

		6,036,260

Electric Products-Misc. — 1.0%
AMETEK, Inc.	40,056	1,946,722

Electric-Integrated — 1.6%
American Electric Power Co., Inc.	26,414	1,663,025
NextEra Energy, Inc.	11,800	1,409,628

		3,072,653

Electronic Components-Semiconductors — 1.2%
Broadcom, Ltd.	12,960	2,290,939

Electronic Measurement Instruments — 0.7%
Keysight Technologies, Inc.†	38,539	1,409,371

Enterprise Software/Service — 0.5%
SYNNEX Corp.	8,336	1,008,823

Entertainment Software — 0.7%
Electronic Arts, Inc.†	17,703	1,394,288

Finance-Consumer Loans — 0.9%
Synchrony Financial	48,640	1,764,173

Finance-Credit Card — 1.7%
MasterCard, Inc., Class A	32,580	3,363,885

Food-Misc./Diversified — 1.8%
Mondelez International, Inc., Class A	78,869	3,496,263

Hotels/Motels — 1.1%
Hilton Worldwide Holdings, Inc.	79,842	2,171,702

Instruments-Controls — 1.1%
Honeywell International, Inc.	18,827	2,181,108

Insurance-Multi-line — 2.3%
Allstate Corp.	27,416	2,032,074
Chubb, Ltd.	18,726	2,474,079

		4,506,153

Insurance-Property/Casualty — 0.7%
XL Group, Ltd.	37,720	1,405,447

Internet Content-Entertainment — 2.6%
Facebook, Inc., Class A†	25,185	2,897,534
Netflix, Inc.†	17,267	2,137,655

		5,035,189

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	3,680	1,400,387

Machinery-General Industrial — 1.0%
Middleby Corp.†	15,465	1,992,047

Medical Instruments — 1.0%
Medtronic PLC	28,921	2,060,043

Medical-Biomedical/Gene — 0.5%
Regeneron Pharmaceuticals, Inc.†	2,437	894,598

Medical-Drugs — 5.8%
Alkermes PLC†	12,540	696,973
Allergan PLC†	12,716	2,670,487
Bristol-Myers Squibb Co.	58,054	3,392,676
Eli Lilly & Co.	27,539	2,025,494

32

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Drugs (continued)
Merck & Co., Inc.	44,091	$2,595,637

		11,381,267

Medical-HMO — 1.6%
UnitedHealth Group, Inc.	19,815	3,171,193

Medical-Hospitals — 1.2%
HCA Holdings, Inc.†	32,273	2,388,847

Oil Companies-Exploration & Production — 3.2%
Concho Resources, Inc.†	12,377	1,641,190
EOG Resources, Inc.	16,650	1,683,315
Newfield Exploration Co.†	30,880	1,250,640
Pioneer Natural Resources Co.	9,116	1,641,518

		6,216,663

Oil Refining & Marketing — 1.3%
Phillips 66	16,380	1,415,396
Valero Energy Corp.	16,160	1,104,051

		2,519,447

Oil-Field Services — 2.0%
Baker Hughes, Inc.	26,475	1,720,081
Halliburton Co.	41,486	2,243,978

		3,964,059

Retail-Arts & Crafts — 0.4%
Michaels Cos., Inc.†	42,380	866,671

Retail-Building Products — 1.1%
Lowe’s Cos., Inc.	29,260	2,080,971

Retail-Discount — 2.7%
Costco Wholesale Corp.	21,723	3,478,069
Dollar Tree, Inc.†	23,526	1,815,737

		5,293,806

Retail-Drug Store — 1.4%
Walgreens Boots Alliance, Inc.	32,296	2,672,817

Retail-Restaurants — 1.5%
Starbucks Corp.	53,459	2,968,044

Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	25,137	1,825,449
QUALCOMM, Inc.	25,323	1,651,060

		3,476,509

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†(1)(2)	147	0

Telephone-Integrated — 1.2%
AT&T, Inc.	53,345	2,268,763

Textile-Home Furnishings — 1.0%
Mohawk Industries, Inc.†	9,908	1,978,429

Tobacco — 2.0%
Altria Group, Inc.	56,774	3,839,058

Tools-Hand Held — 1.1%
Snap-on, Inc.	12,936	2,215,549

Transport-Truck — 0.9%
JB Hunt Transport Services, Inc.	17,700	1,718,139

Web Hosting/Design — 0.8%
GoDaddy, Inc., Class A†	45,718	1,597,844

Security Description	Shares/ Principal Amounts	Value (Note 2)

Web Portals/ISP — 3.3%
Alphabet, Inc., Class A†	5,423	$4,297,456
Alphabet, Inc., Class C†	2,920	2,253,715

		6,551,171

X-Ray Equipment — 0.7%
Hologic, Inc.†	33,062	1,326,447

Total Long-Term Investment Securities (cost $164,356,373)		193,105,133

REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$535,000	535,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	585,000	585,000
BNP Paribas SA Joint Repurchase Agreement(3)	340,000	340,000
Deutsche Bank AG Joint Repurchase Agreement(3)	820,000	820,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	95,000	95,000

Total Repurchase Agreements (cost $2,375,000)		2,375,000

TOTAL INVESTMENTS (cost $166,731,373)(4)	100.1%	195,480,133
Liabilities in excess of other assets	(0.1)	(179,111)

NET ASSETS	100.0%	$195,301,022

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

33

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Telecommunication Equipment	$—	$—	$0	0
Other Industries	193,105,133	—	—	193,105,133
Repurchase Agreements	—	2,375,000	—	2,375,000

Total Investments at Value	$193,105,133	$2,375,000	$0	$195,480,133

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

34

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Industry Allocation*

Banks-Super Regional	4.7%
Oil Companies-Exploration & Production	4.7
Medical-Drugs	4.3
Commercial Services-Finance	3.5
Real Estate Investment Trusts	3.4
E-Commerce/Services	3.1
Transport-Rail	2.9
Diversified Banking Institutions	2.7
Insurance-Multi-line	2.6
Finance-Credit Card	2.5
Beverages-Non-alcoholic	2.4
Retail-Restaurants	2.3
Cosmetics & Toiletries	2.3
Medical-Wholesale Drug Distribution	2.2
Applications Software	2.2
Medical-Biomedical/Gene	2.1
Athletic Footwear	2.0
Retail-Discount	2.0
Computer Services	1.9
Electric-Integrated	1.8
Apparel Manufacturers	1.8
Insurance Brokers	1.6
Internet Content-Entertainment	1.4
Transport-Services	1.2
Repurchase Agreements	1.2
Medical Instruments	1.2
Retail-Major Department Stores	1.2
Transport-Truck	1.2
Airlines	1.1
Insurance-Life/Health	1.1
Web Portals/ISP	1.1
Computer Software	1.1
Tobacco	1.0
Electronic Components-Semiconductors	1.0
Oil-Field Services	0.9
Retail-Automobile	0.8
Telephone-Integrated	0.8
Medical-Generic Drugs	0.8
Electronic Measurement Instruments	0.8
Internet Security	0.8
Investment Management/Advisor Services	0.8
Instruments-Controls	0.8
Semiconductor Components-Integrated Circuits	0.7
Medical-HMO	0.7
Electronic Connectors	0.7
Retail-Building Products	0.7
Aerospace/Defense	0.7
Chemicals-Diversified	0.7
Enterprise Software/Service	0.7
Dental Supplies & Equipment	0.6
Exchange-Traded Funds	0.6
Computers	0.6
Industrial Gases	0.6
Steel-Producers	0.5
Diversified Manufacturing Operations	0.5
Networking Products	0.5
Retail-Apparel/Shoe	0.5
Finance-Investment Banker/Broker	0.5
Food-Misc./Diversified	0.5
Office Furnishings-Original	0.5
Banks-Commercial	0.5
Satellite Telecom	0.5

Insurance-Property/Casualty	0.5%
Commercial Services	0.4
Casino Hotels	0.4
Computers-Memory Devices	0.4
E-Commerce/Products	0.4
Medical-Hospitals	0.4
Multimedia	0.4
Tools-Hand Held	0.4
Agricultural Chemicals	0.4
Oil Refining & Marketing	0.4
Publishing-Books	0.3
Coatings/Paint	0.3
Electronic Forms	0.3
Beverages-Wine/Spirits	0.3
Machinery-General Industrial	0.3
Auto/Truck Parts & Equipment-Original	0.3
Building Products-Cement	0.3
Gas-Distribution	0.3
Building Products-Doors & Windows	0.3
Vitamins & Nutrition Products	0.3
Building Products-Air & Heating	0.3
Garden Products	0.3
Oil & Gas Drilling	0.2
Building-Residential/Commercial	0.2
Hotels/Motels	0.2
Food-Confectionery	0.2
Telecommunication Equipment	0.2
Containers-Paper/Plastic	0.1
Retail-Jewelry	0.1
Metal-Aluminum	0.1

100.1%

*	Calculated as a percentage of net assets

35

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Aerospace/Defense — 0.7%
Lockheed Martin Corp.	12,223	$3,055,017

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	53,890	1,696,457

Airlines — 1.1%
Alaska Air Group, Inc.	44,319	3,932,425
Southwest Airlines Co.	23,360	1,164,262

		5,096,687

Apparel Manufacturers — 1.8%
Carter’s, Inc.	16,077	1,388,892
Global Brands Group Holding, Ltd.†	5,906,000	784,471
Ralph Lauren Corp.	14,268	1,288,686
Under Armour, Inc., Class C†	35,858	902,546
VF Corp.	70,743	3,774,139

		8,138,734

Applications Software — 2.2%
Microsoft Corp.	108,032	6,713,108
ServiceNow, Inc.†	46,858	3,483,424

		10,196,532

Athletic Footwear — 2.0%
NIKE, Inc., Class B	178,572	9,076,815

Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	19,553	1,316,895

Banks-Commercial — 0.5%
M&T Bank Corp.	13,852	2,166,868

Banks-Super Regional — 4.7%
Capital One Financial Corp.	35,659	3,110,891
PNC Financial Services Group, Inc.	120,153	14,053,095
Wells Fargo & Co.	81,433	4,487,773

		21,651,759

Beverages-Non-alcoholic — 2.4%
Coca-Cola Co.	138,728	5,751,663
Monster Beverage Corp.†	122,273	5,421,585

		11,173,248

Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	31,422	1,411,476

Building Products-Air & Heating — 0.3%
Lennox International, Inc.	7,563	1,158,425

Building Products-Cement — 0.3%
CRH PLC	36,116	1,259,615

Building Products-Doors & Windows — 0.3%
Sanwa Holdings Corp.	126,300	1,204,915

Building-Residential/Commercial — 0.2%
Toll Brothers, Inc.†	35,080	1,087,480

Casino Hotels — 0.4%
Las Vegas Sands Corp.	37,118	1,982,472

Chemicals-Diversified — 0.7%
Celanese Corp.	38,156	3,004,403

Coatings/Paint — 0.3%
Sherwin-Williams Co.	5,470	1,470,008

Commercial Services — 0.4%
Ecolab, Inc.	17,159	2,011,378

Security Description	Shares	Value (Note 2)

Commercial Services-Finance — 3.5%
Automatic Data Processing, Inc.	37,203	$3,823,725
Equifax, Inc.	29,179	3,449,833
FleetCor Technologies, Inc.†	22,406	3,170,897
Global Payments, Inc.	52,771	3,662,835
IHS Markit, Ltd.†	56,510	2,001,019

		16,108,309

Computer Services — 1.9%
Accenture PLC, Class A	32,591	3,817,384
Genpact, Ltd.†	208,912	5,084,918

		8,902,302

Computer Software — 1.1%
Akamai Technologies, Inc.†	56,073	3,738,948
Envestnet, Inc.†	31,377	1,106,039

		4,844,987

Computers — 0.6%
Apple, Inc.	23,352	2,704,629

Computers-Memory Devices — 0.4%
Western Digital Corp.	28,983	1,969,395

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	11,567	553,134

Cosmetics & Toiletries — 2.3%
Colgate-Palmolive Co.	102,841	6,729,915
Coty, Inc., Class A	95,450	1,747,689
Estee Lauder Cos., Inc., Class A	26,342	2,014,900

		10,492,504

Dental Supplies & Equipment — 0.6%
DENTSPLY SIRONA, Inc.	49,378	2,850,592

Diversified Banking Institutions — 2.7%
Bank of America Corp.	177,319	3,918,750
Citigroup, Inc.	142,543	8,471,330

		12,390,080

Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	24,066	1,139,525
Eaton Corp. PLC	19,632	1,317,111

		2,456,636

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	2,617	1,962,410

E-Commerce/Services — 3.1%
Expedia, Inc.	28,318	3,207,863
Just Eat PLC†	557,408	4,008,350
Priceline Group, Inc.†	2,261	3,314,762
Zillow Group, Inc., Class A†	98,915	3,605,452

		14,136,427

Electric-Integrated — 1.8%
Exelon Corp.	70,679	2,508,398
Iberdrola SA	162,933	1,069,202
OGE Energy Corp.	54,006	1,806,501
PG&E Corp.	47,207	2,868,769

		8,252,870

Electronic Components-Semiconductors — 1.0%
Samsung Electronics Co., Ltd.	904	1,348,740
Silicon Motion Technology Corp. ADR	17,400	739,152
Skyworks Solutions, Inc.	31,003	2,314,684

		4,402,576

36

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Connectors — 0.7%
Amphenol Corp., Class A	46,933	$3,153,898

Electronic Forms — 0.3%
Adobe Systems, Inc.†	13,726	1,413,092

Electronic Measurement Instruments — 0.8%
Trimble, Inc.†	125,254	3,776,408

Enterprise Software/Service — 0.7%
Workday, Inc., Class A†	45,172	2,985,417

Entertainment Software — 0.0%
Activision Blizzard, Inc.	4,653	168,020

Finance-Credit Card — 2.5%
American Express Co.	71,071	5,264,939
MasterCard, Inc., Class A	23,871	2,464,681
Visa, Inc., Class A	50,287	3,923,392

		11,653,012

Finance-Investment Banker/Broker — 0.5%
Raymond James Financial, Inc.	32,927	2,280,853

Food-Confectionery — 0.2%
Hostess Brands, Inc.†	75,658	983,554

Food-Misc./Diversified — 0.5%
Mondelez International, Inc., Class A	49,321	2,186,400

Garden Products — 0.3%
Toro Co.	20,295	1,135,505

Gas-Distribution — 0.3%
Sempra Energy	12,380	1,245,923

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	38,981	1,060,283

Industrial Gases — 0.6%
Praxair, Inc.	21,667	2,539,156

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	8,636	3,614,684

Insurance Brokers — 1.6%
Arthur J. Gallagher & Co.	63,897	3,320,088
Marsh & McLennan Cos., Inc.	61,260	4,140,564

		7,460,652

Insurance-Life/Health — 1.1%
Principal Financial Group, Inc.	49,636	2,871,939
Unum Group	46,662	2,049,862

		4,921,801

Insurance-Multi-line — 2.6%
Chubb, Ltd.	44,701	5,905,896
MetLife, Inc.	109,427	5,897,021

		11,802,917

Insurance-Property/Casualty — 0.5%
XL Group, Ltd.	56,861	2,118,641

Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	15,439	1,776,257
Netflix, Inc.†	36,125	4,472,275

		6,248,532

Internet Security — 0.8%
VeriSign, Inc.†	48,450	3,685,591

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	9,542	$3,631,113

Machinery-General Industrial — 0.3%
Middleby Corp.†	10,820	1,393,724

Medical Instruments — 1.2%
Medtronic PLC	77,352	5,509,783

Medical-Biomedical/Gene — 2.1%
Alder Biopharmaceuticals, Inc.†	19,125	397,800
Biogen, Inc.†	4,503	1,276,961
Incyte Corp.†	36,345	3,644,313
Regeneron Pharmaceuticals, Inc.†	11,791	4,328,358

		9,647,432

Medical-Drugs — 4.3%
Alkermes PLC†	70,747	3,932,118
Allergan PLC†	9,568	2,009,376
Bristol-Myers Squibb Co.	166,610	9,736,688
Eli Lilly & Co.	11,000	809,050
Merck & Co., Inc.	44,103	2,596,344
TESARO, Inc.†	4,979	669,576

		19,753,152

Medical-Generic Drugs — 0.8%
Mylan NV†	69,281	2,643,070
Teva Pharmaceutical Industries, Ltd. ADR	32,129	1,164,676

		3,807,746

Medical-HMO — 0.7%
UnitedHealth Group, Inc.	20,713	3,314,909

Medical-Hospitals — 0.4%
Envision Healthcare Corp.†	30,609	1,937,244

Medical-Wholesale Drug Distribution — 2.2%
Cardinal Health, Inc.	56,754	4,084,585
McKesson Corp.	44,032	6,184,295

		10,268,880

Metal-Aluminum — 0.1%
Constellium NV, Class A†	61,165	360,873

Multimedia — 0.4%
Walt Disney Co.	18,540	1,932,239

Networking Products — 0.5%
Cisco Systems, Inc.	79,399	2,399,438

Office Furnishings-Original — 0.5%
Herman Miller, Inc.	34,800	1,190,160
Steelcase, Inc., Class A	54,877	982,298

		2,172,458

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	14,448	1,118,275

Oil Companies-Exploration & Production — 4.7%
Anadarko Petroleum Corp.	41,628	2,902,720
Cabot Oil & Gas Corp.	51,434	1,201,498
Canadian Natural Resources, Ltd.	48,816	1,556,254
Cobalt International Energy, Inc.†	115,041	140,350
Continental Resources, Inc.†	65,012	3,350,718
Diamondback Energy, Inc.†	39,215	3,963,068
Hess Corp.	11,578	721,194
Marathon Oil Corp.	76,229	1,319,524
Pioneer Natural Resources Co.	26,294	4,734,761

37

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
QEP Resources, Inc.†	39,808	$732,865
Southwestern Energy Co.†	82,235	889,783

		21,512,735

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	48,692	1,595,150

Oil-Field Services — 0.9%
Baker Hughes, Inc.	13,461	874,561
Halliburton Co.	49,470	2,675,832
Trican Well Service, Ltd.†	140,899	482,729

		4,033,122

Publishing-Books — 0.3%
John Wiley & Sons, Inc., Class A	27,862	1,518,479

Real Estate Investment Trusts — 3.4%
American Tower Corp.	29,286	3,094,944
Columbia Property Trust, Inc.	78,575	1,697,220
Host Hotels & Resorts, Inc.	117,130	2,206,729
Public Storage	23,825	5,324,888
Simon Property Group, Inc.	4,200	746,214
STORE Capital Corp.	69,846	1,725,895
Taubman Centers, Inc.	10,100	746,693

		15,542,583

Retail-Apparel/Shoe — 0.5%
Coach, Inc.	31,580	1,105,932
Kate Spade & Co.†	63,023	1,176,639

		2,282,571

Retail-Automobile — 0.8%
CarMax, Inc.†	60,216	3,877,308

Retail-Building Products — 0.7%
Lowe’s Cos., Inc.	44,130	3,138,526

Retail-Discount — 2.0%
Costco Wholesale Corp.	56,500	9,046,215

Retail-Jewelry — 0.1%
Tiffany & Co.	5,928	459,005

Retail-Major Department Stores — 1.2%
TJX Cos., Inc.	71,809	5,395,010

Retail-Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	1,501	566,358
Dunkin’ Brands Group, Inc.	20,871	1,094,475
McDonald’s Corp.	47,649	5,799,836
Starbucks Corp.	42,083	2,336,448
Yum! Brands, Inc.	15,002	950,077

		10,747,194

Satellite Telecom — 0.5%
SES SA FDR	97,346	2,144,212

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	45,720	3,320,186

Steel-Producers — 0.5%
Reliance Steel & Aluminum Co.	30,963	2,462,797

Telecommunication Equipment — 0.2%
ARRIS International PLC†	30,360	914,747

Telephone-Integrated — 0.8%
Nippon Telegraph & Telephone Corp.	28,300	1,189,387
Verizon Communications, Inc.	49,918	2,664,623

		3,854,010

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 1.0%
Altria Group, Inc.	29,167	$1,972,272
British American Tobacco PLC	46,959	2,674,567

		4,646,839

Tools-Hand Held — 0.4%
Snap-on, Inc.	10,560	1,808,611

Transport-Rail — 2.9%
Canadian National Railway Co.	62,121	4,180,727
CSX Corp.	67,927	2,440,617
Genesee & Wyoming, Inc., Class A†	29,406	2,041,071
Union Pacific Corp.	43,399	4,499,608

		13,162,023

Transport-Services — 1.2%
United Parcel Service, Inc., Class B	49,853	5,715,148

Transport-Truck — 1.2%
JB Hunt Transport Services, Inc.	55,087	5,347,295

Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co.	16,573	1,172,705

Web Portals/ISP — 1.1%
Alphabet, Inc., Class A†	2,960	2,345,652
Alphabet, Inc., Class C†	3,255	2,512,274

		4,857,926

Total Common Stocks (cost $414,570,477)		450,422,037

EXCHANGE-TRADED FUNDS — 0.6%
Vanguard S&P 500 ETF (cost $2,711,083)	13,362	2,743,352

Total Long-Term Investment Securities (cost $417,281,560)		453,165,389

REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$1,270,000	1,270,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	1,385,000	1,385,000
BNP Paribas SA Joint Repurchase Agreement(1)	805,000	805,000
Deutsche Bank AG Joint Repurchase Agreement(1)	1,930,000	1,930,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	230,000	230,000

Total Repurchase Agreements (cost $5,620,000)		5,620,000

TOTAL INVESTMENTS (cost $422,901,560)(2)	100.1%	458,785,389
Liabilities in excess of other assets	(0.1)	(627,265)

NET ASSETS	100.0%	$458,158,124

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

ETF — Exchange-Traded Fund

38

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$450,422,037	$—	$—	$450,422,037
Exchange-Traded Funds	2,743,352	—	—	2,743,352
Repurchase Agreements	—	5,620,000	—	5,620,000

Total Investments at Value	$453,165,389	$5,620,000	$—	$458,785,389

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $6,012,693 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

39

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Industry Allocation*

Internet Content-Entertainment	9.0%
E-Commerce/Services	6.4
E-Commerce/Products	4.9
Enterprise Software/Service	4.8
Oil Companies-Exploration & Production	4.7
Medical-Drugs	4.1
Web Portals/ISP	3.3
Banks-Super Regional	3.2
Hotels/Motels	2.5
Applications Software	2.5
Medical-Biomedical/Gene	2.3
Electronic Components-Semiconductors	2.3
Beverages-Non-alcoholic	2.3
Retail-Restaurants	2.3
Transport-Truck	2.0
Commercial Services-Finance	1.9
Medical Instruments	1.9
Retail-Discount	1.8
Machinery-General Industrial	1.7
Networking Products	1.6
Distribution/Wholesale	1.5
X-Ray Equipment	1.3
Oil-Field Services	1.3
Retail-Sporting Goods	1.2
Medical Products	1.2
Real Estate Investment Trusts	1.1
Computer Software	1.1
Auto/Truck Parts & Equipment-Original	1.1
Web Hosting/Design	1.1
Banks-Commercial	1.0
Finance-Consumer Loans	1.0
Dental Supplies & Equipment	1.0
Finance-Investment Banker/Broker	1.0
Electronic Measurement Instruments	1.0
Computer Aided Design	1.0
Auto-Cars/Light Trucks	1.0
Resorts/Theme Parks	1.0
Industrial Automated/Robotic	1.0
Paper & Related Products	1.0
Diversified Banking Institutions	1.0
Commercial Services	1.0
Insurance-Multi-line	1.0
Brewery	0.9
Transport-Services	0.9
Retail-Auto Parts	0.9
Semiconductor Components-Integrated Circuits	0.9
Drug Delivery Systems	0.9
Repurchase Agreements	0.9
Retail-Apparel/Shoe	0.9
Patient Monitoring Equipment	0.8
Hazardous Waste Disposal	0.8
Apparel Manufacturers	0.8
Chemicals-Specialty	0.6
Entertainment Software	0.3
Electronic Forms	0.2
Data Processing/Management	0.2
Advertising Services	0.1

99.5%

*	Calculated as a percentage of net assets

40

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.1%
Apparel Manufacturers — 0.8%
Under Armour, Inc., Class C†	369,597	$9,302,757

Applications Software — 2.3%
Dropbox, Inc., Class B†(1)(2)(3)	313,518	2,728,652
ServiceNow, Inc.†	345,243	25,665,364

		28,394,016

Auto-Cars/Light Trucks — 1.0%
Tesla Motors, Inc.†	58,147	12,425,432

Auto/Truck Parts & Equipment-Original — 1.1%
Mobileye NV†	341,181	13,005,820

Banks-Commercial — 1.0%
BB&T Corp.	269,116	12,653,834

Banks-Super Regional — 3.2%
Capital One Financial Corp.	284,758	24,842,288
PNC Financial Services Group, Inc.	116,980	13,681,981

		38,524,269

Beverages-Non-alcoholic — 2.3%
Monster Beverage Corp.†	621,667	27,564,715

Brewery — 0.9%
Molson Coors Brewing Co., Class B	118,504	11,531,624

Chemicals-Specialty — 0.6%
Platform Specialty Products Corp.†	748,827	7,345,993

Commercial Services — 1.0%
CoStar Group, Inc.†	61,534	11,598,544

Commercial Services-Finance — 1.9%
PayPal Holdings, Inc.†	300,571	11,863,537
TransUnion†	355,204	10,986,460

		22,849,997

Computer Aided Design — 1.0%
Aspen Technology, Inc.†	227,717	12,451,566

Computer Software — 0.9%
SS&C Technologies Holdings, Inc.	375,304	10,733,694

Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	130,456	12,540,735

Distribution/Wholesale — 1.5%
Fastenal Co.	398,542	18,723,503

Diversified Banking Institutions — 1.0%
Bank of America Corp.	539,979	11,933,536

Drug Delivery Systems — 0.9%
DexCom, Inc.†	179,892	10,739,552

E-Commerce/Products — 4.6%
Amazon.com, Inc.†	71,408	53,546,717
The Honest Company, Inc.†(1)(2)(3)	41,843	1,444,420
Wayfair, Inc., Class A†	37,219	1,304,526

		56,295,663

E-Commerce/Services — 3.6%
Priceline Group, Inc.†	16,215	23,772,163
Trade Desk, Inc., Class A†	9,982	276,202
Zillow Group, Inc., Class C†	536,897	19,580,633

		43,628,998

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 2.3%
Cavium, Inc.†	192,247	$12,003,903
Micron Technology, Inc.†	713,809	15,646,693

		27,650,596

Electronic Forms — 0.0%
DocuSign, Inc. CVR†(1)(2)(3)	55,398	0

Electronic Measurement Instruments — 1.0%
Trimble, Inc.†	413,299	12,460,965

Enterprise Software/Service — 4.8%
Ultimate Software Group, Inc.†	71,429	13,025,078
Veeva Systems, Inc., Class A†	327,436	13,326,646
Workday, Inc., Class A†	485,113	32,061,118

		58,412,842

Finance-Consumer Loans — 1.0%
Synchrony Financial	348,330	12,633,929

Finance-Investment Banker/Broker — 1.0%
TD Ameritrade Holding Corp.	286,589	12,495,280

Hazardous Waste Disposal — 0.8%
Clean Harbors, Inc.†	180,632	10,052,171

Hotels/Motels — 2.5%
Hilton Worldwide Holdings, Inc.	683,250	18,584,400
Marriott International, Inc., Class A	147,309	12,179,508

		30,763,908

Industrial Automated/Robotic — 1.0%
Rockwell Automation, Inc.	90,797	12,203,117

Insurance-Multi-line — 1.0%
MetLife, Inc.	214,282	11,547,657

Internet Content-Entertainment — 9.0%
Facebook, Inc., Class A†	515,388	59,295,389
Netflix, Inc.†	405,775	50,234,945

		109,530,334

Machinery-General Industrial — 1.7%
Middleby Corp.†	158,747	20,448,201

Medical Instruments — 1.9%
Edwards Lifesciences Corp.†	240,828	22,565,584

Medical Products — 1.2%
ABIOMED, Inc.†	126,542	14,258,753

Medical-Biomedical/Gene — 2.3%
Celgene Corp.†	107,526	12,446,135
Incyte Corp.†	59,156	5,931,572
Ionis Pharmaceuticals, Inc.†	198,265	9,483,015

		27,860,722

Medical-Drugs — 4.1%
Bristol-Myers Squibb Co.	534,845	31,256,342
Eisai Co., Ltd.	194,297	11,151,608
TESARO, Inc.†	51,835	6,970,771

		49,378,721

Networking Products — 1.6%
Arista Networks, Inc.†	203,840	19,725,597

Oil Companies-Exploration & Production — 4.7%
Anadarko Petroleum Corp.	207,385	14,460,956
Centennial Resource Development LLC†(2)(3)(5)	122,303	2,257,392
EOG Resources, Inc.	146,825	14,844,008
Newfield Exploration Co.†	274,692	11,125,026
Pioneer Natural Resources Co.	81,819	14,733,147

		57,420,529

41

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil-Field Services — 1.3%
Baker Hughes, Inc.	239,818	$15,580,975

Paper & Related Products — 1.0%
International Paper Co.	229,178	12,160,185

Patient Monitoring Equipment — 0.8%
Insulet Corp.†	268,650	10,122,732

Real Estate Investment Trusts — 1.1%
Equinix, Inc.	38,282	13,682,370

Resort/Theme Parks — 1.0%
Marriott Vacations Worldwide Corp.	143,914	12,211,103

Retail-Apparel/Shoe — 0.9%
Kate Spade & Co.†	562,443	10,500,811

Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	66,893	11,312,944

Retail-Discount — 1.8%
Costco Wholesale Corp.	137,890	22,077,568

Retail-Restaurants — 2.3%
Panera Bread Co., Class A†	134,248	27,532,922

Retail-Sporting Goods — 1.2%
Dick’s Sporting Goods, Inc.	283,386	15,047,797

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	154,729	11,236,420

Transport-Services — 0.9%
FedEx Corp.	60,996	11,357,455

Transport-Truck — 2.0%
JB Hunt Transport Services, Inc.	124,619	12,096,766
Knight Transportation, Inc.	350,809	11,594,237

		23,691,003

Web Hosting/Design — 1.1%
GoDaddy, Inc., Class A†	365,711	12,781,599

Web Portals/ISP — 3.1%
Alphabet, Inc., Class C†	48,251	37,241,087

X-Ray Equipment — 1.3%
Hologic, Inc.†	408,516	16,389,662

Total Common Stocks (cost $1,038,998,383)		1,144,579,787

CONVERTIBLE PREFERRED SECURITIES†(1)(2)(3) — 4.5%
Advertising Services — 0.1%
Nanigans, Inc., Series B	126,818	862,362

Applications Software — 0.2%
Magic Leap, Inc., Series C	93,690	2,157,962

Computer Software — 0.2%
Zuora, Inc., Series F	732,120	2,716,165

Data Processing/Management — 0.2%
Cloudera, Inc., Series F	129,662	2,381,243

E-Commerce/Products — 0.3%
The Honest Co., Inc., Series C	97,634	3,370,326
One Kings Lane, Inc., Series E	291,563	303,225

		3,673,551

E-Commerce/Services — 2.8%
Airbnb, Inc., Series E	46,491	4,881,555
Uber Technologies, Inc., Series E	599,808	29,253,956

		34,135,511

Security Description	Shares/ Principal Amount	Value (Note 2)

Electronic Forms — 0.2%
DocuSign, Inc., Series B	8,662	$139,891
DocuSign, Inc., Series B-1	2,594	41,893
DocuSign, Inc., Series D	6,224	100,518
DocuSign, Inc., Series E	134,769	2,176,519

		2,458,821

Entertainment Software — 0.3%
DraftKings, Inc., Series D	450,010	1,800,040
DraftKings, Inc., Series D-1	390,851	1,989,432

		3,789,472

Web Portals/ISP — 0.2%
Pinterest, Inc. Series G	390,940	2,259,633

Total Convertible Preferred Securities (cost $39,207,416)		54,434,720

Total Long-Term Investment Securities (cost $1,078,205,799)		1,199,014,507

REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$2,390,000	2,390,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	2,610,000	2,610,000
BNP Paribas SA Joint Repurchase Agreement(4)	1,520,000	1,520,000
Deutsche Bank AG Joint Repurchase Agreement(4)	3,620,000	3,620,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	435,000	435,000

Total Repurchase Agreements (cost $10,575,000)		10,575,000

TOTAL INVESTMENTS (cost $1,088,780,799)(6)	99.5%	1,209,589,507
Other assets less liabilities	0.5	5,889,447

NET ASSETS	100.0%	$1,215,478,954

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

42

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

As of December 31, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Centennial Resource Development LLC	12/19/2016	122,303	$1,778,286	$2,257,392	$18.46	0.2%
DocuSign, Inc., CVR	08/12/2016	55,398	0	0	0.00	0.0
Dropbox, Inc., Class B	05/01/2012	313,518	2,837,872	2,728,652	8.70	0.2
The Honest Co., Inc.	08/20/2014	41,843	1,132,159	1,444,420	34.52	0.1
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	4,881,555	105.00	0.4
Cloudera, Inc., Series F	02/05/2014	129,662	1,887,879	2,381,243	18.37	0.2
DocuSign, Inc., Series B	02/28/2014	8,662	113,753	139,891	16.15	0.0
DocuSign, Inc., Series B-1	02/28/2014	2,594	34,065	41,893	16.15	0.0
DocuSign, Inc., Series D	02/28/2014	6,224	81,736	100,518	16.15	0.0
DocuSign, Inc., Series E	02/28/2014	134,769	1,769,840	2,176,519	16.15	0.2
DraftKings, Inc., Series D	07/16/2015	221,096	1,190,799
	07/17/2015	15,976	86,045
	08/11/2015	212,938	1,146,861

		450,010	2,423,705	1,800,040	4.00	0.1

DraftKings, Inc., Series D-1	08/11/2015	390,851	2,996,033	1,989,432	5.09	0.2
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,370,326	34.52	0.3
Magic Leap, Inc. Series C	12/28/2015	93,690	2,157,962	2,157,962	23.03	0.2
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	862,362	6.80	0.1
One Kings Lane, Inc., Series E	01/28/2014	291,563	4,495,027	303,225	1.04	0.0
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,259,633	5.78	0.2
Uber Technologies, Inc., Series E	06/05/2014	599,808	9,304,851	29,253,956	48.77	2.4
Zuora, Inc., Series F	01/15/2015	732,120	2,781,544	2,716,165	3.71	0.2

				$60,865,184		5.0%

(3)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $60,865,184 representing 5.0% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(6)	See Note 6 for cost of investments on a tax basis.

CVR — Contingent Value Rights

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$25,665,364	$—	$2,728,652	$28,394,016
E-Commerce/Products	54,851,243	—	1,444,420	56,295,663
Electronic Forms	—	—	0	0
Oil Companies-Exploration & Production	55,163,137	2,257,392	—	57,420,529
Other Industries	1,002,469,579	—	—	1,002,469,579
Convertible Preferred Securities	—	—	54,434,720	54,434,720
Repurchase Agreements	—	10,575,000	—	10,575,000

Total Investments at Value	$1,138,149,323	$12,832,392	$58,607,792	$1,209,589,507

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

43

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2015	$5,964,231	$61,627,829
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	48,927
Realized Loss	—	(119,519)
Change in unrealized appreciation(1)	—	1,188,334
Change in unrealized depreciation(1)	(1,791,159)	(7,479,881)
Net Purchases	—	—
Net Sales	—	(830,970)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/2016 . . . . . . . . .	$4,173,072	$54,434,720

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2016 includes:

Common Stocks	Convertible Preferred Securities
$(1,791,159)	$(6,291,930)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2016.

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 12/31/16	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$0	Income Approach	Potential Future Cash Flows*	$0.00
	$1,444,420	Market Approach	Enterprise Value/Revenue Multiple*	3.7x
			Discount for Lack of Marketability	10.00%
	$2,728,652	Market Approach	Estimated Revenue Multiple*	3.9x - 5.4x (4.8x)
		with Option Pricing	Trailing Twelve Months Sales Multiple*	9.1x
		Method (“OPM”)	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.0%
			Term to liquidity event in years	2.50
			Risk-free rate	1.36%
Convertible Preferred Securities	$36,293,473	Market Approach	Market Transaction Price*	$23.033-$48.7722 ($35.9026)
	$10,804,945	Market Approach	Enterprise Value/Revenue Multiple*	3.7x - 7.2x (6.3x)
			Discount for Lack of Marketability	10.00%
	$303,225	Income Approach	Future Cash Flows*	$1.04
			Discount for Potential Claims	20% - 50% (32%)
	$862,362	Market Approach	Enterprise Value/Revenue Multiple*	1.18x
		with Option Pricing	Discount for Lack of Marketability	10.0%
		Method (“OPM”)	OPM assumptions:
			Volatility*	51.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.49%
	$3,789,472	Market Approach	Next Twelve Months EBITDA Multiple*	11.5x
		and Income Approach	Cost of Capital	27.5%
	$2,381,243	Market Approach	Transaction Price*	$32.8300
			Enterprise Value/2016 Revenue Multiple*	4.4x-6.1x (5.3x)
			Enterprise Value/2017 Revenue Multiple*	3.4x
			Discount for Lack of Marketability	10.00%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

45

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	30.2%
Oil Companies-Exploration & Production	15.6
Diversified Minerals	9.5
Oil-Field Services	8.9
Metal-Diversified	8.1
Gold Mining	5.3
Steel-Producers	4.2
Oil Refining & Marketing	3.2
Oil Field Machinery & Equipment	2.8
Metal-Copper	2.6
Metal-Iron	2.5
Pipelines	2.4
Metal-Aluminum	2.0
Building Products-Cement	1.1
Non-Ferrous Metals	1.0
Coal	0.9
Chemicals-Diversified	0.9
Steel-Specialty	0.9
Repurchase Agreements	0.6
Energy-Alternate Sources	0.6
Power Converter/Supply Equipment	0.4

103.7%

*	Calculated as a percentage of net assets

46

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 102.1%
Building Products-Cement — 1.1%
Ambuja Cement, Ltd. GDR	437,607	$1,328,137

Chemicals-Diversified — 0.9%
LyondellBasell Industries NV, Class A	12,095	1,037,509

Coal — 0.9%
Arch Coal, Inc., Class A†	13,886	1,083,802

Diversified Minerals — 9.5%
Anglo American PLC†	93,235	1,332,872
BHP Billiton PLC	356,861	5,745,927
Iluka Resources, Ltd.	214,048	1,122,981
Teck Resources, Ltd., Class B	85,153	1,705,615
Western Areas, Ltd.†	506,192	1,121,451

		11,028,846

Energy-Alternate Sources — 0.6%
First Solar, Inc.†	21,063	675,912

Gold Mining — 5.3%
Barrick Gold Corp.	111,715	1,785,206
Newcrest Mining, Ltd.	105,788	1,545,924
OceanaGold Corp.	436,300	1,270,572
Randgold Resources, Ltd.	19,953	1,577,453

		6,179,155

Metal-Aluminum — 2.0%
Alcoa Corp.	33,780	948,542
Norsk Hydro ASA	300,171	1,435,618

		2,384,160

Metal-Copper — 2.6%
Antofagasta PLC	174,518	1,451,763
First Quantum Minerals, Ltd.	82,287	818,181
Freeport-McMoRan, Inc.†	58,526	771,958

		3,041,902

Metal-Diversified — 8.1%
Boliden AB	51,209	1,337,192
Glencore PLC†	1,324,981	4,528,866
HudBay Minerals, Inc.	167,800	959,821
MMG, Ltd.†	3,960,000	1,016,236
Rio Tinto PLC	41,078	1,598,975

		9,441,090

Metal-Iron — 2.5%
Vale SA ADR	381,672	2,908,341

Oil Companies-Exploration & Production — 15.6%
Anadarko Petroleum Corp.	30,523	2,128,369
Cabot Oil & Gas Corp.	54,244	1,267,140
Canadian Natural Resources, Ltd.	44,600	1,421,393
ConocoPhillips	54,226	2,718,892
Devon Energy Corp.	38,398	1,753,637
EOG Resources, Inc.	19,502	1,971,652
Hess Corp.	34,449	2,145,828
Inpex Corp.	299,300	2,998,762
Pioneer Natural Resources Co.	4,800	864,336
Whiting Petroleum Corp.†	77,026	925,852

		18,195,861

Oil Companies-Integrated — 30.2%
Chevron Corp.	20,539	2,417,440
Eni SpA	237,686	3,870,598
Exxon Mobil Corp.	77,692	7,012,480
Husky Energy, Inc.†	105,800	1,283,642

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Petroleo Brasileiro SA ADR†	281,414	$2,845,096
Repsol SA	141,636	2,000,831
Royal Dutch Shell PLC, Class A	133,654	3,693,737
Sasol, Ltd.	83,641	2,429,373
Statoil ASA	146,501	2,687,298
Suncor Energy, Inc.	129,000	4,217,853
Tatneft PJSC ADR	43,489	1,813,056
YPF SA ADR	60,985	1,006,252

		35,277,656

Oil Field Machinery & Equipment — 2.8%
FMC Technologies, Inc.†	46,242	1,642,978
Schoeller-Bleckmann Oilfield Equipment AG ADR	197,390	1,593,332

		3,236,310

Oil Refining & Marketing — 3.2%
Caltex Australia, Ltd.	73,278	1,610,758
Tesoro Corp.	24,141	2,111,130

		3,721,888

Oil-Field Services — 8.9%
China Oilfield Services, Ltd.	1,478,000	1,372,313
Hunting PLC	184,510	1,426,873
Saipem SpA†	2,797,944	1,575,712
Schlumberger, Ltd.	58,219	4,887,485
TGS Nopec Geophysical Co. ASA	49,261	1,093,567

		10,355,950

Pipelines — 2.4%
Kinder Morgan, Inc.	133,932	2,773,732

Power Converter/Supply Equipment — 0.4%
SunPower Corp.†	78,758	520,591

Steel-Producers — 4.2%
Nippon Steel & Sumitomo Metal Corp.	93,000	2,074,447
Reliance Steel & Aluminum Co.	12,732	1,012,703
Tata Steel, Ltd. GDR	313,310	1,763,936

		4,851,086

Steel-Specialty — 0.9%
Allegheny Technologies, Inc.	62,813	1,000,611

Total Common Stocks (cost $108,306,955)		119,042,539

EQUITY CERTIFICATES — 1.0%
Non-Ferrous Metals — 1.0%
Merrill Lynch — Korea Zinc Co., Ltd. (cost $1,399,205)	2,891	1,133,801

RIGHTS — 0.0%
Oil Companies-Integrated — 0.0%
Repsol SA Expires 01/12/2017 (cost $49,548)	141,636	52,481

Total Long-Term Investment Securities (cost $109,755,708)		120,228,821

REPURCHASE AGREEMENTS — 0.6%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$160,000	160,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	175,000	175,000
BNP Paribas SA Joint Repurchase Agreement(1)	100,000	100,000

47

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(1)	$250,000	$250,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	25,000	25,000

Total Repurchase Agreements (cost $710,000)		710,000

TOTAL INVESTMENTS (cost $110,465,708)(2)	103.7%	120,938,821
Liabilities in excess of other assets	(3.7)	(4,327,360)

NET ASSETS	100.0%	$116,611,461

† Non-income producing security
(1) See Note 2 for details of Joint Repurchase Agreements.
(2) See Note 6 for cost of investments on a tax basis.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Field Machinery & Equipment	$1,642,978	$1,593,332	$—	$3,236,310
Other Industries	115,806,229	—	—	115,806,229
Equity Certificates	—	1,133,801	—	1,133,801
Rights	52,481	—	—	52,481
Repurchase Agreements	—	710,000	—	710,000

Total Investments at Value	$117,501,688	$3,437,133	$—	$120,938,821

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $29,894,318 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities and securities currently valued at $1,593,332 were transferred from Level 1 to Level 2 due to an exchange price not being available at December 31, 2016. There were no additional material transfers between Levels during the reporting period.

See Notes to Financial Statements

48

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	97.4%
Time Deposits	2.3

99.7%

*	Calculated as a percentage of net assets

49

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

Security Description	Shares Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 97.4%
Alerian MLP ETF	48,929	$616,505
iShares 0-5 Year High Yield Corporate Bond ETF	30,479	1,442,876
iShares 10+ Year Credit Bond ETF	26,808	1,573,630
iShares 1-3 Year Credit Bond ETF	40,829	4,284,595
iShares CMBS ETF	21,923	1,119,388
iShares Core Dividend Growth ETF	11,426	330,211
iShares Core High Dividend ETF	10,619	873,413
iShares Emerging Markets Dividend ETF	12,977	448,745
iShares Europe ETF	14,310	555,371
iShares Floating Rate Bond ETF	4,363	221,335
iShares iBoxx $ High Yield Corporate Bond ETF	61,539	5,326,201
iShares Intermediate Credit Bond ETF	8,226	889,971
iShares International Developed Real Estate ETF	12,229	321,378
iShares International Select Dividend ETF	37,481	1,107,938
iShares U.S. Basic Materials ETF	672	55,884
iShares U.S. Consumer Services ETF	370	55,881
iShares U.S. Energy ETF	5,262	218,584
iShares U.S. Healthcare ETF	366	52,752
iShares U.S. Industrials ETF	465	56,067
iShares U.S. Real Estate ETF	4,330	333,150
iShares U.S. Technology ETF	455	54,714
iShares U.S. Preferred Stock ETF	47,459	1,765,948

Total Long-Term Investment Securities (cost $21,921,434)		21,704,537

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/03/2017 (cost $512,000)	$512,000	512,000

TOTAL INVESTMENTS (cost $22,433,434)(1)	99.7%	22,216,537
Other assets less liabilities	0.3	55,863

NET ASSETS	100.0%	$22,272,400

(1)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2016	Unrealized Appreciation (Depreciation)
2	Short	Euro Dollar Currency Future	March 2017	$266,975	$264,350	$2,625
4	Long	Euro Stoxx 50	March 2017	134,444	137,981	3,537
3	Short	S&P 500 E-Mini Index	March 2017	337,573	335,430	2,143
2	Short	U.S. Long Bond	March 2017	303,079	301,312	1,767
7	Short	U.S. Treasury 2 YR Notes	March 2017	1,518,345	1,516,813	1,532
5	Short	U.S. Treasury 5 YR Notes	March 2017	585,612	588,320	(2,708)
3	Short	U.S. Treasury 10 YR Notes	March 2017	374,238	372,844	1,394
3	Short	U.S. Ultra Bonds	March 2017	486,154	480,750	5,404

						$15,694

50

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$21,704,537	$—	$—	$21,704,537
Short-Term Investment Securities	—	512,000	—	512,000

Total Investments at Value	$21,704,537	$512,000	$—	$22,216,537

Financial Instruments:+
Futures Contracts	$18,402	$—	$—	$18,402

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,708	$—	$—	$2,708

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

51

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Industry Allocation*

Sovereign	26.5%
Electronic Components-Semiconductors	3.8
Banks-Commercial	3.4
Repurchase Agreements	3.3
Applications Software	3.2
Cosmetics & Toiletries	3.1
Medical-Drugs	2.6
Insurance-Multi-line	2.3
Oil Companies-Exploration & Production	2.3
Auto/Truck Parts & Equipment-Original	2.2
Banks-Super Regional	1.9
Finance-Credit Card	1.8
E-Commerce/Products	1.7
Diversified Banking Institutions	1.7
Web Portals/ISP	1.7
United States Treasury Notes	1.5
Hotels/Motels	1.4
Building Products-Cement	1.3
Finance-Other Services	1.3
E-Commerce/Services	1.3
Metal-Diversified	1.3
Oil Companies-Integrated	1.3
Commercial Services-Finance	1.2
Food-Retail	1.2
Investment Management/Advisor Services	1.2
Brewery	1.1
Aerospace/Defense-Equipment	1.1
Instruments-Controls	1.1
Computer Services	1.1
Medical-Biomedical/Gene	1.0
Real Estate Management/Services	1.0
Pipelines	1.0
Athletic Footwear	0.9
Diversified Manufacturing Operations	0.8
Apparel Manufacturers	0.7
Aerospace/Defense	0.7
Electric-Integrated	0.7
Banks-Fiduciary	0.7
Insurance-Property/Casualty	0.7
Internet Content-Entertainment	0.7
Medical-HMO	0.6
Real Estate Investment Trusts	0.6
Oil-Field Services	0.6
Transport-Services	0.6
Food-Misc./Diversified	0.6
Airlines	0.6
Metal-Copper	0.5
Optical Supplies	0.5
Industrial Automated/Robotic	0.5
Medical-Generic Drugs	0.5
Rental Auto/Equipment	0.5
Cable/Satellite TV	0.5
Building & Construction Products-Misc.	0.4
Exchange-Traded Funds	0.4
Finance-Leasing Companies	0.4
Enterprise Software/Service	0.4
Chemicals-Specialty	0.4
Medical Products	0.4
Computers	0.4
United States Treasury Bonds	0.4
Retail-Apparel/Shoe	0.3
Chemicals-Diversified	0.3

Retail-Hypermarkets	0.2%
Metal Processors & Fabrication	0.2
Diversified Minerals	0.2
Oil & Gas Drilling	0.2
Electronic Measurement Instruments	0.2
Machinery-Electrical	0.2
Import/Export	0.2
Insurance-Life/Health	0.2
Finance-Investment Banker/Broker	0.1
Foreign Government Obligations	0.1

100.0%

*	Calculated as a percentage of net assets

52

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 67.8%
Aerospace/Defense — 0.7%
General Dynamics Corp.	703	$121,380

Aerospace/Defense-Equipment — 1.1%
Airbus Group SE	3,009	199,041

Airlines — 0.6%
Delta Air Lines, Inc.	1,961	96,462

Apparel Manufacturers — 0.7%
VF Corp.	2,371	126,493

Applications Software — 3.2%
Microsoft Corp.	4,539	282,054
salesforce.com, Inc.†	2,068	141,575
ServiceNow, Inc.†	1,758	130,690

		554,319

Athletic Footwear — 0.9%
NIKE, Inc., Class B	2,970	150,965

Auto/Truck Parts & Equipment-Original — 2.2%
Delphi Automotive PLC	2,886	194,372
Magna International, Inc.	1,400	60,790
Mobileye NV†	1,640	62,517
WABCO Holdings, Inc.†	589	62,523

		380,202

Banks-Commercial — 3.4%
Banca Generali SpA	3,094	73,801
Banco Santander SA	37,557	196,051
FinecoBank Banca Fineco SpA	7,644	42,888
ICICI Bank, Ltd. ADR	14,096	105,579
Sumitomo Mitsui Financial Group, Inc.	4,410	168,288

		586,607

Banks-Fiduciary — 0.7%
Northern Trust Corp.	1,360	121,108

Banks-Super Regional — 1.9%
PNC Financial Services Group, Inc.	972	113,685
Wells Fargo & Co.	3,805	209,694

		323,379

Brewery — 1.1%
Anheuser-Busch InBev SA	1,881	199,093

Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	1,470	78,586

Building Products-Cement — 1.3%
LafargeHolcim, Ltd.	4,405	232,081

Cable/Satellite TV — 0.5%
Sky PLC	7,100	86,713

Chemicals-Diversified — 0.3%
Akzo Nobel NV	820	51,264

Chemicals-Specialty — 0.4%
Brenntag AG	1,250	69,475

Commercial Services-Finance — 1.2%
Equifax, Inc.	303	35,824
Global Payments, Inc.	1,215	84,333
IHS Markit, Ltd.†	2,200	77,902
S&P Global, Inc.	130	13,980

		212,039

Computer Services — 1.1%
Accenture PLC, Class A	520	60,908

Security Description	Shares	Value (Note 2)
Computer Services (continued)
Cognizant Technology Solutions Corp., Class A†	2,281	$127,804

		188,712

Computers — 0.4%
Apple, Inc.	566	65,554

Cosmetics & Toiletries — 3.1%
Beiersdorf AG	1,540	130,659
Colgate-Palmolive Co.	2,119	138,667
Coty, Inc., Class A	4,340	79,466
Estee Lauder Cos., Inc., Class A	2,541	194,361

		543,153

Diversified Banking Institutions — 1.7%
Bank of America Corp.	4,977	109,992
Barclays PLC	11,075	30,498
BNP Paribas SA	1,886	120,210
Credit Suisse Group AG	2,655	38,092

		298,792

Diversified Manufacturing Operations — 0.8%
Eaton Corp. PLC	1,020	68,432
Siemens AG	541	66,516

		134,948

Diversified Minerals — 0.2%
Anglo American PLC†	2,469	35,296

E-Commerce/Products — 1.7%
Alibaba Group Holding, Ltd. ADR†	2,104	184,752
Amazon.com, Inc.†	158	118,480

		303,232

E-Commerce/Services — 1.3%
Expedia, Inc.	879	99,573
Priceline Group, Inc.†	89	130,479

		230,052

Electric-Integrated — 0.7%
E.ON SE	13,345	94,119
RWE AG†	2,173	27,026

		121,145

Electronic Components-Semiconductors — 3.8%
Broadcom, Ltd.	984	173,942
Intel Corp.	7,182	260,491
Samsung Electronics Co., Ltd.	149	222,303
SK Hynix, Inc.	230	8,512

		665,248

Electronic Measurement Instruments — 0.2%
Fortive Corp.	633	33,948

Enterprise Software/Service — 0.4%
Workday, Inc., Class A†	1,064	70,320

Finance-Credit Card — 1.8%
Alliance Data Systems Corp.	766	175,031
Visa, Inc., Class A	1,706	133,102

		308,133

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc.	3,700	21,815

Finance-Leasing Companies — 0.4%
Air Lease Corp.	2,080	71,406

53

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 1.3%
Hong Kong Exchanges and Clearing, Ltd.	3,026	$71,489
Intercontinental Exchange, Inc.	2,814	158,766

		230,255

Food-Misc./Diversified — 0.6%
Mondelez International, Inc., Class A	2,268	100,540

Food-Retail — 1.2%
Koninklijke Ahold Delhaize NV	4,149	87,480
Seven & i Holdings Co., Ltd.	3,230	123,065

		210,545

Hotels/Motels — 1.4%
Hilton Worldwide Holdings, Inc.	4,815	130,968
Marriott International, Inc., Class A	1,434	118,563

		249,531

Import/Export — 0.2%
ITOCHU Corp.	2,300	30,542

Industrial Automated/Robotic — 0.5%
FANUC Corp.	520	88,161

Instruments-Controls — 1.1%
Honeywell International, Inc.	1,718	199,030

Insurance-Life/Health — 0.2%
Sony Financial Holdings, Inc.	1,800	28,092

Insurance-Multi-line — 2.3%
Assicurazioni Generali SpA	8,696	129,252
AXA SA	6,174	155,880
MetLife, Inc.	2,138	115,217

		400,349

Insurance-Property/Casualty — 0.7%
PICC Property & Casualty Co., Ltd.	57,390	89,402
Tokio Marine Holdings, Inc.	750	30,777

		120,179

Internet Content-Entertainment — 0.7%
Netflix, Inc.†	920	113,896

Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	389	148,030
WisdomTree Investments, Inc.	5,432	60,513

		208,543

Machinery-Electrical — 0.2%
ABB, Ltd.	1,483	31,282

Medical Products — 0.4%
Becton Dickinson and Co.	408	67,544

Medical-Biomedical/Gene — 1.0%
Biogen, Inc.†	306	86,776
Incyte Corp.†	240	24,065
Regeneron Pharmaceuticals, Inc.†	191	70,114

		180,955

Medical-Drugs — 2.6%
Allergan PLC†	948	199,089
Bristol-Myers Squibb Co.	4,299	251,234

		450,323

Medical-Generic Drugs — 0.5%
Mylan NV†	2,300	87,745

Security Description		Shares/ Principal Amount(3)	Value (Note 2)
Medical-HMO — 0.6%
UnitedHealth Group, Inc.		707	$113,148

Metal Processors & Fabrication — 0.2%
SKF AB, Class B		2,093	38,503

Metal-Copper — 0.5%
Freeport-McMoRan, Inc.†		6,997	92,290

Metal-Diversified — 1.3%
Glencore PLC†		66,890	228,634

Oil & Gas Drilling — 0.2%
Transocean, Ltd.†		2,370	34,934

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp.		1,020	71,125
CNOOC, Ltd.		38,000	47,534
EOG Resources, Inc.		1,471	148,718
Pioneer Natural Resources Co.		390	70,227
WPX Energy, Inc.†		4,029	58,702

			396,306

Oil Companies-Integrated — 1.3%
Eni SpA		8,997	146,512
Petroleo Brasileiro SA ADR†		7,708	77,928

			224,440

Oil-Field Services — 0.6%
Baker Hughes, Inc.		1,693	109,994

Optical Supplies — 0.5%
Essilor International SA		796	89,950

Pipelines — 1.0%
Kinder Morgan, Inc.		8,530	176,656

Real Estate Investment Trusts — 0.6%
Public Storage		504	112,644

Real Estate Management/Services — 1.0%
Vonovia SE		5,487	178,504

Rental Auto/Equipment — 0.5%
AerCap Holdings NV†		2,090	86,965

Retail-Apparel/Shoe — 0.3%
L Brands, Inc.		829	54,581

Retail-Hypermarkets — 0.2%
Wal-Mart de Mexico SAB de CV		23,200	41,521

Transport-Services — 0.6%
FedEx Corp.		572	106,506

Web Portals/ISP — 1.7%
Alphabet, Inc., Class C†		299	230,774
Baidu, Inc. ADR†		352	57,873

			288,647

Total Common Stocks (cost $11,297,554)			11,852,696

FOREIGN GOVERNMENT OBLIGATIONS — 26.6%
Sovereign — 26.6%
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	10,000	7,301
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	45,000	33,870

54

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description		Shares/ Principal Amount(3)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	$22,245
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	15,000	10,241
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	10,000	7,482
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	65,000	52,810
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	40,000	33,493
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	45,000	38,209
Commonwealth of Australia Senior Notes 5.25% due 03/15/2019	AUD	180,000	139,173
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	75,000	62,161
Federal Republic of Germany zero coupon due 04/09/2021	EUR	45,000	48,622
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	10,000	10,906
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	5,000	7,405
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	5,000	8,498
Government of Canada Bonds 0.75% due 03/01/2021	CAD	180,000	132,308
Government of Canada Bonds 0.75% due 09/01/2021	CAD	90,000	65,922
Government of Canada 1.25% due 09/01/2018	CAD	45,000	33,794
Government of Canada Bonds 1.50% due 06/01/2026	CAD	55,000	40,185
Government of Canada Bonds 3.50% due 12/01/2045	CAD	35,000	32,393
Government of Canada Bonds 4.00% due 06/01/2041	CAD	35,000	34,068
Government of Canada Bonds 5.75% due 06/01/2033	CAD	45,000	49,867
Government of France Bonds zero coupon due 05/25/2020	EUR	15,000	16,056
Government of France Bonds zero coupon due 05/25/2021	EUR	15,000	16,005

Security Description		Shares/ Principal Amount(3)	Value (Note 2)
Sovereign (continued)
Government of France Bonds 0.50% due 05/25/2025	EUR	10,000	$10,621
Government of France Bonds 0.50% due 05/25/2026	EUR	5,000	5,211
Government of France Bonds 1.50% due 05/25/2031	EUR	5,000	5,578
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	7,900,000	68,094
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	6,800,000	58,681
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	6,700,000	58,770
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	500,000	3,820
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	19,921
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	1,200,000	10,822
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	2,050,000	18,565
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	8,900,000	92,228
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	58,704
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	20,723
Kingdom of Belgium 0.80% due 06/22/2025*	EUR	10,000	10,905
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	6,855
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	10,000	12,235
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	1,080,000	168,289
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	510,000	75,087
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	390,000	62,336
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	521,000	127,142
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	12,618

55

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description		Shares/ Principal Amount(3)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	2,205,000	$265,080
Kingdom of Norway Bonds 4.50% due 05/22/2019*	NOK	1,385,000	174,566
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	4,000	4,181
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	14,994
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	13,401
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	440,000	50,342
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	1,530,000	183,554
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	220,000	33,114
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,520,000	184,856
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	19,091
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	5,809
Republic of France Bonds 2.50% due 05/25/2030	EUR	10,000	12,560
Republic of France Bonds 3.25% due 05/25/2045	EUR	10,000	14,486
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	5,000	6,399
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	20,000	24,358
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	7,119
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	48,171
Republic of Poland Bonds 2.50% due 07/25/2026	PLN	275,000	59,703
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	63,635
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	290,000	72,073

Security Description		Shares/ Principal Amount(3)	Value (Note 2)
Sovereign (continued)
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	270,000	$69,967
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	335,000	90,830
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	155,000	107,354
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	65,000	45,087
Republic of Singapore Senior Bonds 3.00% due 09/01/2024	SGD	90,000	64,759
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	165,000	120,262
Republic of Singapore Senior Notes 3.38% due 09/01/2033	SGD	35,000	26,163
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	40,000	29,955
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	780,000	40,476
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	800,000	41,444
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	1,305,000	89,839
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	320,000	22,745
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	1,975,000	129,400
Republic of South Africa Bonds 8.75% due 02/28/2048	ZAR	800,000	53,195
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	75,000	96,424
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2026	GBP	10,000	12,612
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	34,000	45,027
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	30,000	47,780
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	35,000	58,421
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	25,000	47,087
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	10,000	17,286

56

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Security Description		Shares/ Principal Amount(3)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	15,000	$28,323
United Mexican States Bonds 6.50% due 06/10/2021	MXN	1,592,400	74,907
United Mexican States Bonds 7.50% due 06/03/2027	MXN	1,767,700	84,867
United Mexican States Senior Notes 7.75% due 11/23/2034	MXN	382,100	18,271
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	238,200	11,919
United Mexican States Bonds 8.50% due 12/13/2018	MXN	348,000	17,273
United Mexican States Bonds 8.50% due 11/18/2038	MXN	360,300	18,462
United Mexican States Bonds 10.00% due 12/05/2024	MXN	1,162,700	64,907
United Mexican States Bonds 10.00% due 11/20/2036	MXN	347,700	20,391

Total Foreign Government Obligations
(cost $5,331,424)			4,663,144

U.S. GOVERNMENT TREASURIES — 1.9%
United States Treasury Bonds — 0.4%
2.50% due 05/15/2046		$35,000	31,103
2.88% due 05/15/2043		10,000	9,659
4.50% due 02/15/2036		15,000	18,980

			59,742

United States Treasury Notes — 1.5%
1.00% due 09/30/2019		25,000	24,739
1.38% due 04/30/2020		45,000	44,710
1.63% due 12/31/2019		20,000	20,099
1.63% due 05/15/2026		20,000	18,650
1.75% due 04/30/2022		50,000	49,307
2.00% due 11/30/2020		55,000	55,569
2.13% due 08/15/2021		55,000	55,522

			268,596

Total U.S. Government Treasuries
(cost $255,980)			328,338

EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI Japan ETF (cost $69,911)		1,520	74,267

Total Long-Term Investment Securities (cost $16,954,869)			16,918,445

Security Description	Principal Amount(3)	Value (Note 2)
REPURCHASE AGREEMENTS — 3.3%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$130,000	$130,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	140,000	140,000
BNP Paribas SA Joint Repurchase Agreement(1)	80,000	80,000
Deutsche Bank AG Joint Repurchase Agreement(1)	205,000	205,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	20,000	20,000

Total Repurchase Agreements (cost $575,000)		575,000

TOTAL INVESTMENTS (cost $17,529,869)(2)	100.0%	17,493,445
Liabilities in excess of other assets	(0.0)	(7,503)

NET ASSETS	100.0%	$17,485,942

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $571,212 representing 3.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
(3)	Denominated in United States Dollar unless otherwise indicated.
ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
ETF	— Exchange-Traded Fund
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

57

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2016	Unrealized Appreciation (Depreciation)
3	Short	Mini MSCI EAFE Index	March 2017	$252,905	$251,340	$1,565
2	Short	S&P 500 E-Mini Index	March 2017	225,457	223,620	1,837

						$3,402

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group Ltd.	USD	177,969	TWD	5,679,000	01/09/2017	$—	$(2,340)

Bank of America, N.A.	AUD	143,000	USD	106,290	01/09/2017	3,110	—
	AUD	5,000	USD	3,716	01/10/2017	109	—
	EUR	360,000	USD	376,808	01/09/2017	—	(2,287)

						3,219	(2,287)

Barclays Bank PLC	AUD	12,000	USD	8,950	01/10/2017	292	—
	EUR	45,000	USD	47,452	01/10/2017	62	—
	GBP	5,000	USD	6,369	01/10/2017	206	—
	GBP	4,000	USD	4,951	02/03/2017	17	—
	JPY	5,225,000	USD	45,687	01/10/2017	961	—
	RUB	1,486,000	USD	24,290	01/09/2017	66	—
	USD	151,901	CHF	153,000	01/09/2017	—	(1,605)
	USD	101,709	DKK	710,000	01/09/2017	—	(1,135)
	USD	255,379	GBP	205,000	01/09/2017	—	(2,688)
	USD	22,804	RUB	1,486,000	01/09/2017	1,420	—
	USD	115,330	SEK	1,060,000	01/09/2017	1,071	—
	USD	59,706	SGD	85,000	01/09/2017	—	(1,013)
	USD	7,487	AUD	10,000	01/10/2017	—	(272)
	USD	10,766	EUR	10,000	01/10/2017	—	(234)
	USD	159,289	JPY	17,632,000	01/10/2017	—	(8,361)
	USD	3,583	NZD	5,000	01/10/2017	—	(110)

						4,095	(15,418)

BNP Paribas SA	NZD	37,000	USD	26,182	01/10/2017	483	—
	USD	23,528	INR	1,620,000	01/09/2017	314	—

						797	—

Citibank N.A.	AUD	68,000	USD	50,643	01/09/2017	1,578	—
	AUD	2,000	USD	1,489	01/10/2017	45	—
	CAD	25,000	USD	18,623	01/09/2017	2	—
	CAD	5,000	USD	3,705	01/31/2017	—	(21)
	EUR	53,000	USD	56,612	01/10/2017	797	—
	JPY	44,847,000	USD	398,882	01/10/2017	14,998	—
	PLN	1,746,000	USD	417,274	01/09/2017	80	—
	SEK	4,139,000	USD	450,058	01/09/2017	—	(4,455)
	SEK	38,000	USD	4,132	01/10/2017	—	(41)
	USD	45,035	MYR	200,000	01/09/2017	—	(445)
	USD	34,399	GBP	27,000	01/10/2017	—	(1,116)
	USD	359,466	JPY	40,087,000	01/10/2017	—	(16,327)
	USD	3,181	MXN	65,000	01/10/2017	—	(49)
	USD	26,548	SEK	244,000	01/10/2017	249	—
	USD	14,920	CAD	20,000	01/31/2017	—	(19)

58

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	5,253	EUR	5,000	01/31/2017	$18	$—
	USD	3,451	SGD	5,000	01/31/2017	1	—
	USD	2,925	ZAR	40,000	01/31/2017	—	(27)

						17,768	(22,500)

Commonwealth Bank of Australia	AUD	172,000	USD	127,776	01/09/2017	3,671	—
	AUD	6,000	USD	4,457	01/10/2017	128	—

						3,799	—

Credit Agricole CIB	AUD	18,000	USD	13,351	01/10/2017	363	—
	BRL	74,000	USD	22,706	01/04/2017	—	(31)
	USD	21,554	BRL	74,000	01/04/2017	1,182	—
	USD	6,319	GBP	5,000	01/10/2017	—	(155)
	USD	7,884	JPY	900,000	01/10/2017	—	(180)
	USD	3,530	NZD	5,000	01/10/2017	—	(57)

						1,545	(423)

Credit Suisse International	USD	3,815	CAD	5,000	01/10/2017	—	(91)

Deutsche Bank AG	USD	5,391	EUR	5,000	01/09/2017	—	(126)
	USD	8,912	GBP	7,000	01/09/2017	—	(283)

						—	(409)

Goldman Sachs International	GBP	286,000	USD	357,028	01/09/2017	4,494	—
	GBP	184,000	USD	229,702	01/10/2017	2,888	—
	MXN	7,174,000	USD	345,902	01/09/2017	88	—
	USD	2,854	PLN	12,000	01/09/2017	13	—
	USD	10,177	AUD	14,000	01/10/2017	—	(75)
	USD	7,554	CAD	10,000	01/10/2017	—	(105)
	USD	10,471	EUR	10,000	01/10/2017	60	—
	USD	13,231	JPY	1,500,000	01/10/2017	—	(391)
	USD	3,181	MXN	65,000	01/10/2017	—	(48)

						7,543	(619)

HSBC Bank USA	JPY	1,485,000	USD	12,767	02/03/2017	40	—
	SEK	131,000	USD	14,241	01/09/2017	—	(145)
	SGD	33,000	USD	23,103	01/09/2017	317	—
	USD	12,239	GBP	10,000	02/03/2017	95	—

						452	(145)

JPMorgan Chase Bank	CNY	90,000	USD	13,006	01/09/2017	93	—
	RUB	1,486,000	USD	24,552	01/09/2017	328	—
	USD	24,290	RUB	1,486,000	01/09/2017	—	(66)
	USD	24,438	RUB	1,486,000	01/31/2017	—	(366)
	AUD	28,000	USD	20,732	01/10/2017	529	—
	EUR	87,000	USD	91,560	01/10/2017	—	(61)
	EUR	24,000	USD	25,419	02/03/2017	117	—
	GBP	5,000	USD	6,364	01/10/2017	201	—
	GBP	8,000	USD	9,892	02/03/2017	24	—
	JPY	5,520,000	USD	48,213	01/10/2017	962	—
	JPY	1,484,000	USD	12,766	02/03/2017	48	—
	NZD	20,000	USD	13,874	01/10/2017	—	(17)
	USD	11,072	AUD	15,000	01/09/2017	—	(249)
	USD	11,431	DKK	80,000	01/09/2017	—	(99)

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	20,910	MXN	430,000	01/09/2017	$—	$(182)
	USD	13,962	SGD	20,000	01/09/2017	—	(152)
	USD	10,175	AUD	14,000	01/10/2017	—	(73)
	USD	25,439	EUR	24,000	01/10/2017	—	(164)
	USD	58,099	GBP	47,000	01/10/2017	—	(163)
	USD	46,117	JPY	5,308,000	01/10/2017	—	(682)
	USD	38,464	SEK	354,000	01/10/2017	413	—
	USD	12,270	GBP	10,000	02/03/2017	64	—

						2,779	(2,274)

Morgan Stanley and Co. International PLC	BRL	74,000	USD	22,571	01/04/2017	—	(165)
	SGD	5,000	USD	3,482	01/10/2017	29	—
	USD	22,706	BRL	74,000	01/04/2017	31	—
	USD	9,715	AUD	13,000	01/10/2017	—	(336)
	USD	6,365	GBP	5,000	01/10/2017	—	(201)
	USD	3,554	NZD	5,000	01/10/2017	—	(82)
	USD	22,375	BRL	74,000	02/02/2017	176	—

						236	(784)

National Australia Bank, Ltd.	NZD	38,000	USD	26,867	01/10/2017	473	—
	USD	161,610	AUD	219,000	01/09/2017	—	(3,592)

						473	(3,592)

Royal Bank of Canada	CAD	517,000	USD	385,477	01/09/2017	386	—
	CAD	5,000	USD	3,719	01/10/2017	—	(5)
	USD	352,406	CAD	472,000	01/09/2017	—	(833)
	USD	7,456	CAD	10,000	01/10/2017	—	(7)
	USD	14,512	MXN	300,000	01/31/2017	—	(95)

						386	(940)

Standard Chartered Bank	DKK	3,008,000	USD	429,713	01/09/2017	3,618	—
	JPY	2,360,000	USD	20,842	01/10/2017	641	—
	JPY	2,564,000	USD	21,941	01/31/2017	—	(31)
	NOK	3,884,000	USD	453,558	01/09/2017	3,734	—
	SGD	561,000	USD	392,838	01/09/2017	5,464	—
	USD	27,992	HKD	217,000	01/09/2017	—	(8)
	USD	29,795	ILS	115,000	01/09/2017	62	—
	USD	62,110	NOK	529,000	01/09/2017	—	(844)
	USD	72,783	ZAR	1,035,000	01/09/2017	2,515	—
	ZAR	5,261,000	USD	374,003	01/09/2017	—	(8,739)
	ZAR	40,000	USD	2,843	01/10/2017	—	(67)

						16,034	(9,689)

State Street Bank and Trust Company	EUR	814,000	USD	867,057	01/09/2017	9,879	—
	EUR	37,000	USD	39,473	01/10/2017	507	—
	GBP	26,000	USD	32,519	01/10/2017	469	—
	GBP	8,000	USD	9,883	02/03/2017	16	—
	JPY	8,775,000	USD	76,772	01/10/2017	1,659	—
	KRW	3,030,000	USD	2,567	01/10/2017	58	—
	USD	3,741	AUD	5,000	01/10/2017	—	(133)
	USD	7,557	CAD	10,000	01/10/2017	—	(109)
	USD	15,659	EUR	15,000	01/10/2017	138	—
	USD	12,811	NZD	18,000	01/10/2017	—	(309)

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	4,156	SEK	38,000	01/10/2017	$17	$—
	USD	2,621	KRW	3,160,000	01/31/2017	—	(4)

						12,743	(555)

UBS AG	AUD	201,000	USD	149,460	01/09/2017	4,430	—
	AUD	7,000	USD	5,205	01/10/2017	154	—
	DKK	150,000	USD	21,377	01/09/2017	129	—
	EUR	23,000	USD	24,383	01/09/2017	163	—
	GBP	7,000	USD	8,752	01/09/2017	123	—
	USD	28,808	EUR	27,000	01/09/2017	—	(376)
	USD	63,914	KRW	75,230,000	01/09/2017	—	(1,605)

						4,999	(1,981)

Westpac Banking Corporation	USD	161,627	AUD	219,000	01/09/2017	—	(3,609)

Net Unrealized Appreciation/(Depreciation)						$76,868	$(67,656)

AUD	—Australian Dollar	GBP	—British Pound Sterling	NZD	—New Zealand Dollar
BRL	—Brazilian Real	ILS	—Israeli Shekel	PLN	—Polish Zloty
CAD	—Canadian Dollar	INR	—Indian Rupee	RUB	—Russian Ruble
CHF	—Swiss Franc	JPY	—Japanese Yen	SEK	—Swedish Krona
CNH	—Chinese Yuan(offshore)	KRW	—South Korean won	SGD	—Singapore Dollar
CNY	—Chinese Yuan	MXN	—Mexican Peso	TWD	—Taiwan Dollar
DKK	—Danish Krone	MYR	—Myalaysian Ringgit	USD	—United States Dollar
EUR	—Euro Dollar	NOK	—Norwegian Krone	ZAR	—South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$11,852,696	$—	$—	$11,852,696
Foreign Government Obligations	—	4,663,144	—	4,663,144
U.S. Government Treasuries	—	328,338	—	328,338
Exchange-Traded Funds	74,267	—	—	74,267
Repurchase Agreements	—	575,000	—	575,000

Total Investments at Value	$11,926,963	$5,566,482	$—	$17,493,445

Other Financial Instruments:+
Futures Contracts	$3,402	$—	$—	$3,402
Forward Foreign Currency Contracts	—	76,868	—	76,868

	$3,402	$76,868	$—	$80,270

LIABILITIES
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$67,656	$—	$67,656

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,499,530 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

61

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2016

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,589,806,422	$185,401,009	$193,105,133	$453,165,389
Repurchase agreements (cost approximates value)	97,550,000	6,818,000	2,375,000	5,620,000

Total investments	1,687,356,422	192,219,009	195,480,133	458,785,389

Cash	790	3,554	4,243	906
Foreign cash*	—	—	—	15,841
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	27,778,351	85,389	431,407	509,287
Dividends and interest	8,180,218	826,974	180,556	514,099
Investments sold	25,331,219	17,778,076	791,009	1,232,626
Investments sold on an extended settlement basis	63,177,493	25,000	—	—
Prepaid expenses and other assets	6,692	4,402	4,234	4,743
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—

Total assets	1,811,831,185	210,942,404	196,891,582	461,062,891

LIABILITIES:
Payable for:
Fund shares redeemed	272,546	95,665	2,821	1,102,621
Investments purchased	—	18,376,094	1,419,702	1,405,651
Investments purchased on an extended settlement basis	186,665,660	501,342	—	—
Investments advisory and management fees	720,737	107,851	112,384	280,668
Service fees — Class 2	3,852	1,854	—	2,360
Service fees — Class 3	161,325	12,155	—	20,674
Transfer agent fees and expenses	332	190	63	269
Trustees’ fees and expenses	1,846	565	576	1,004
Other accrued expenses	172,357	72,055	55,014	91,520
Variation margin on futures contracts	131,313	—	—	—
Due to custodian	—	—	—	—
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Forward sales contracts, at value#	13,264,006	—	—	—

Total liabilities	201,393,974	19,167,771	1,590,560	2,904,767

Net assets	$1,610,437,211	$191,774,633	$195,301,022	$458,158,124

NET ASSETS REPRESENTED BY:
Capital paid-in	$1,583,915,983	$162,087,363	$159,432,273	$424,014,374
Accumulated undistributed net investment income (loss)	23,501,020	4,829,424	1,468,613	4,270,644
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	(1,572,902)	15,518,818	5,651,376	(6,007,254)
Unrealized appreciation (depreciation) on investments	5,093,850	9,339,274	28,748,760	35,883,829
Unrealized appreciation (depreciation) on futures contracts	(489,688)	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(246)	—	(3,469)
Unrealized appreciation (depreciation) on forward sales contracts	(11,052)	—	—	—

NET ASSETS	$1,610,437,211	$191,774,633	$195,301,022	$458,158,124

Class 1 (unlimited shares authorized):
Net assets	$817,141,124	$119,254,655	$195,301,022	$343,849,684
Shares of beneficial interest issued and outstanding	54,906,716	8,495,529	15,443,064	13,086,798
Net asset value, offering and redemption price per share	$14.88	$14.04	$12.65	$26.27

Class 2 (unlimited shares authorized):
Net assets	$30,780,081	$14,603,126	$—	$18,398,287
Shares of beneficial interest issued and outstanding	2,065,535	1,041,442	—	699,394
Net asset value, offering and redemption price per share	$14.90	$14.02	$—	$26.31

Class 3 (unlimited shares authorized):
Net assets	$762,516,006	$57,916,852	$—	$95,910,153
Shares of beneficial interest issued and outstanding	51,415,307	4,155,465	—	3,654,481
Net asset value, offering and redemption price per share	$14.83	$13.94	$—	$26.24

* Cost
Investments (unaffiliated)	$1,584,712,572	$176,061,735	$164,356,373	$417,281,560

Foreign cash	$—	$—	$—	$15,747

# Proceeds from forward sales contracts	$13,252,954	$—	$—	$—

See Notes to Financial Statements

62

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2016 — (continued)

	Capital Appreciation Portfolio	Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio	Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,199,014,507	$120,228,821	$22,216,537	$16,918,445
Repurchase agreements (cost approximates value)	10,575,000	710,000	—	575,000

Total investments	1,209,589,507	120,938,821	22,216,537	17,493,445

Cash	2,213	4,978	528	—
Foreign cash*	22	52	—	30,757
Due from broker	—	—	76,078	22,087
Receivable for:
Fund shares sold	12,667,731	—	31,102	1,499
Dividends and interest	105,279	54,605	404	54,142
Investments sold	3,646,958	915,396	—	—
Investments sold on an extended settlement basis	—	—	—	—
Prepaid expenses and other assets	7,236	4,321	4,011	4,008
Due from investment adviser for expense reimbursements/fee waivers	—	—	35,914	77,570
Variation margin on futures contracts	—	—	2,020	890
Unrealized appreciation on forward foreign currency contracts	—	—	—	76,868

Total assets	1,226,018,946	121,918,173	22,366,594	17,761,266

LIABILITIES:
Payable for:
Fund shares redeemed	466,007	4,193,516	12,077	8,357
Investments purchased	9,079,308	955,472	—	101,251
Investments purchased on an extended settlement basis	—	—	—	—
Investment advisory and management fees	728,076	77,648	18,649	14,954
Service fees — Class 2	5,780	929	—	—
Service fees — Class 3+	122,378	17,649	951	30
Transfer agent fees and expenses	316	237	111	53
Trustees’ fees and expenses	1,105	623	501	504
Other accrued expenses	137,022	60,638	53,885	74,337
Variation margin on futures contracts	—	—	8,020	795
Due to custodian	—	—	—	7,387
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	67,656
Forward sales contracts, at value#	—	—	—	—

Total liabilities	10,539,992	5,306,712	94,194	275,324

Net assets	$1,215,478,954	$116,611,461	$22,272,400	$17,485,942

NET ASSETS REPRESENTED BY:
Capital paid-in	$989,283,641	$180,117,881	$22,509,218	$17,716,441
Accumulated undistributed net investment income (loss)	62	2,000,394	617,827	(120,868)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	105,388,858	(75,975,730)	(652,841)	(84,156)
Unrealized appreciation (depreciation) on investments	120,808,708	10,473,113	(216,897)	(36,424)
Unrealized appreciation (depreciation) on futures contracts	—	—	15,694	3,402
Unrealized foreign exchange gain (loss) on other assets and liabilities	(2,315)	(4,197)	(601)	7,547
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—

NET ASSETS	$1,215,478,954	$116,611,461	$22,272,400	$17,485,942

Class 1 (unlimited shares authorized):
Net assets	$589,733,892	$30,792,808	$17,581,152	$17,014,649
Shares of beneficial interest issued and outstanding	15,456,990	1,681,150	2,813,915	2,425,282
Net asset value, offering and redemption price per share	$38.15	$18.32	$6.25	$7.02

Class 2 (unlimited shares authorized):
Net assets	$45,012,127	$6,987,375	$—	$—
Shares of beneficial interest issued and outstanding	1,224,284	382,150	—	—
Net asset value, offering and redemption price per share	$36.77	$18.28	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$580,732,935	$78,831,278	$4,691,248	$471,293
Shares of beneficial interest issued and outstanding	16,187,965	4,333,708	756,460	67,220
Net asset value, offering and redemption price per share	$35.87	$18.19	$6.20	$7.01

* Cost
Investments (unaffiliated)	$1,078,205,799	$109,755,708	$22,433,434	$16,954,869

Foreign cash	$22	$52	$—	$30,877

# Proceeds from forward sales contracts	$—	$—	$—	$—

+	See Note 1.

See Notes to Financial Statements

63

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2016

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$3,047,039	$2,891,581	$8,604,035
Interest (unaffiliated)	33,918,516	2,939,273	6,342	25,960

Total investment income*	33,918,516	5,986,312	2,897,923	8,629,995

EXPENSES:
Investment advisory and management fees	8,316,188	1,262,774	1,307,820	3,824,337
Service fee:
Class 2	51,110	20,289	—	27,711
Class 3	1,954,824	136,486	—	241,182
Transfer agent fees and expenses	4,045	2,311	770	3,274
Custodian and accounting fees	221,757	61,748	27,529	87,636
Reports to shareholders	136,998	16,047	18,884	56,844
Audit and tax fees	47,463	42,766	36,894	37,228
Legal fees	45,777	14,583	13,712	22,370
Trustees’ fees and expenses	70,440	9,143	9,331	27,147
Interest expense	—	—	46	—
Other expenses	35,754	21,934	15,081	32,805

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	10,884,356	1,588,081	1,430,067	4,360,534
Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	—	—
Fees paid indirectly (Note 4)	—	(509)	(758)	(3,998)

Net expenses	10,884,356	1,587,572	1,429,309	4,356,536

Net investment income (loss)	23,034,160	4,398,740	1,468,614	4,273,459

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	5,492,318	16,281,076	5,822,225	98,492
Net realized gain (loss) on futures contracts	(1,144,177)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	28	—	(3,188)

Net realized gain (loss) on investments and foreign currencies	4,348,141	16,281,104	5,822,225	95,304

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(12,930,704)	(1,596,738)	6,171,019	34,076,718
Change in unrealized appreciation (depreciation) on futures contracts	(489,688)	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(106)	—	(2,043)
Change in unrealized appreciation (depreciation) on forward sales contracts	6,187	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(13,414,205)	(1,596,844)	6,171,019	34,074,675

Net realized and unrealized gain (loss) on investments and foreign currencies	(9,066,064)	14,684,260	11,993,244	34,169,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,968,096	$19,083,000	$13,461,858	$38,443,438

* Net of foreign withholding taxes on interest and dividends of	$(677)	$101,356	$—	$67,384

See Notes to Financial Statements

64

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2016 — (continued)

	Capital Appreciation Portfolio	Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio	Strategic Multi-Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,473,515	$3,337,606	$722,695	$206,897
Interest (unaffiliated)	44,340	5,233	1,758	146,001

Total investment income*	6,517,855	3,342,839	724,453	352,898

EXPENSES:
Investment advisory and management fees	9,028,284	980,775	199,184	178,701
Service fee:
Class 2	70,062	10,212	—	—
Class 3+	1,451,212	192,043	4,225	162
Transfer agent fees and expenses	3,852	2,889	1,217	707
Custodian and accounting fees	147,413	43,420	25,086	58,343
Reports to shareholders	127,093	11,063	1,732	22,489
Audit and tax fees	37,508	37,721	37,562	50,406
Legal fees	38,585	13,899	8,700	42,661
Trustees’ fees and expenses	60,402	6,886	1,363	1,325
Interest expense	2,146	220	514	—
Other expenses	57,284	11,546	8,568	10,909

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	11,023,841	1,310,674	288,151	365,703
Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	(168,195)	(180,734)
Fees paid indirectly (Note 4)	(16,721)	(2,641)	—	(229)

Net expenses	11,007,120	1,308,033	119,956	184,740

Net investment income (loss)	(4,489,265)	2,034,806	604,497	168,158

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	106,265,220	(13,362,547)	(539,377)	(253,852)
Net realized gain (loss) on futures contracts	—	—	(50,541)	(50,911)
Net realized foreign exchange gain (loss) on other assets and liabilities	181,120	(30,165)	51	108,729

Net realized gain (loss) on investments and foreign currencies	106,446,340	(13,392,712)	(589,867)	(196,034)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(75,845,890)	46,049,903	1,172,776	336,521
Change in unrealized appreciation (depreciation) on futures contracts	—	—	12,355	(5,192)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(276)	(2,908)	(787)	(9,941)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(75,846,166)	46,046,995	1,184,344	321,388

Net realized and unrealized gain (loss) on investments and foreign currencies	30,600,174	32,654,283	594,477	125,354

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,110,909	$34,689,089	$1,198,974	$293,512

* Net of foreign withholding taxes on interest and dividends of	$30,971	$257,594	$58	$8,690

+	See Note 1.

See Notes to Financial Statements

65

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio		Asset Allocation Portfolio
	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$23,034,160	$17,886,901	$4,398,740	$4,553,120
Net realized gain (loss) on investments and foreign currencies	4,348,141	13,050,788	16,281,104	14,158,779
Net unrealized gain (loss) on investments and foreign currencies	(13,414,205)	(25,242,880)	(1,596,844)	(22,080,266)

Net increase (decrease) in net assets resulting from operations	13,968,096	5,694,809	19,083,000	(3,368,367)

Distributions to shareholders from:
Net investment income — Class 1	(11,978,279)	(9,709,286)	(3,389,965)	(3,964,801)
Net investment income — Class 2	(396,655)	(518,077)	(355,697)	(412,329)
Net investment income — Class 3	(9,174,742)	(9,775,246)	(1,438,810)	(1,549,003)
Net realized gain on securities — Class 1	(5,774,272)	(2,288,624)	(8,425,822)	(13,687,893)
Net realized gain on securities — Class 2	(220,098)	(138,595)	(940,283)	(1,509,866)
Net realized gain on securities — Class 3	(5,342,475)	(2,775,540)	(3,929,409)	(5,834,225)

Total distributions to shareholders	(32,886,521)	(25,205,368)	(18,479,986)	(26,958,117)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	195,750,084	53,001,921	(1,708,334)	4,564,213

Total increase (decrease) in net assets	176,831,659	33,491,362	(1,105,320)	(25,762,271)

NET ASSETS:
Beginning of period	1,433,605,552	1,400,114,190	192,879,953	218,642,224

End of period†	$1,610,437,211	$1,433,605,552	$191,774,633	$192,879,953

† Includes accumulated undistributed net investment income (loss)	$23,501,020	$18,274,226	$4,829,424	$4,987,242

See Notes to Financial Statements

66

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Growth and Income Portfolio		Growth Portfolio
	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,468,614	$1,508,091	$4,273,459	$4,437,272
Net realized gain (loss) on investments and foreign currencies	5,822,225	8,623,011	95,304	27,518,347
Net unrealized gain (loss) on investments and foreign currencies	6,171,019	(1,614,115)	34,074,675	(31,298,799)

Net increase (decrease) in net assets resulting from operations	13,461,858	8,516,987	38,443,438	656,820

Distributions to shareholders from:
Net investment income — Class 1	(1,508,117)	(930,115)	(3,542,071)	(3,408,587)
Net investment income — Class 2	—	—	(154,055)	(95,678)
Net investment income — Class 3	—	—	(736,076)	(367,773)
Net realized gain on securities — Class 1	(8,736,288)	(8,115,466)	(23,881,716)	(75,620,175)
Net realized gain on securities — Class 2	—	—	(1,265,960)	(2,988,540)
Net realized gain on securities — Class 3	—	—	(6,824,524)	(14,892,558)

Total distributions to shareholders	(10,244,405)	(9,045,581)	(36,404,402)	(97,373,311)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(9,098,275)	29,775,744	(187,467,993)	94,075,420

Total increase (decrease) in net assets	(5,880,822)	29,247,150	(185,428,957)	(2,641,071)

NET ASSETS:
Beginning of period	201,181,844	171,934,694	643,587,081	646,228,152

End of period†	$195,301,022	$201,181,844	$458,158,124	$643,587,081

† Includes accumulated undistributed net investment income (loss)	$1,468,613	$1,508,116	$4,270,644	$4,433,365

See Notes to Financial Statements

67

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Capital Appreciation Portfolio		Natural Resources Portfolio
	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(4,489,265)	$(3,191,016)	$2,034,806	$4,630,748
Net realized gain (loss) on investments and foreign currencies	106,446,340	164,866,797	(13,392,712)	(51,648,972)
Net unrealized gain (loss) on investments and foreign currencies	(75,846,166)	(45,577,431)	46,046,995	5,869,259

Net increase (decrease) in net assets resulting from operations	26,110,909	116,098,350	34,689,089	(41,148,965)

Distributions to shareholders from:
Net investment income — Class 1	—	—	(1,228,880)	(1,315,256)
Net investment income — Class 2	—	—	(285,068)	(105,311)
Net investment income — Class 3	—	—	(3,103,813)	(989,515)
Net realized gain on securities — Class 1	(79,138,273)	(113,118,590)	—	—
Net realized gain on securities — Class 2	(6,106,794)	(8,979,457)	—	—
Net realized gain on securities — Class 3	(78,677,347)	(107,717,386)	—	—

Total distributions to shareholders	(163,922,414)	(229,815,433)	(4,617,761)	(2,410,082)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(43,679,567)	150,491,916	(67,833,812)	(6,388,755)

Total increase (decrease) in net assets	(181,491,072)	36,774,833	(37,762,484)	(49,947,802)

NET ASSETS:
Beginning of period	1,396,970,026	1,360,195,193	154,373,945	204,321,747

End of period†	$1,215,478,954	$1,396,970,026	$116,611,461	$154,373,945

† Includes accumulated undistributed net investment income (loss)	$62	$—	$2,000,394	$4,613,513

See Notes to Financial Statements

68

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA BlackRock Multi-Asset Income Portfolio		Strategic Multi-Asset Portfolio
	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$604,497	$681,619	$168,158	$152,210
Net realized gain (loss) on investments and foreign currencies	(589,867)	1,900,401	(196,034)	1,758,648
Net unrealized gain (loss) on investments and foreign currencies	1,184,344	(3,512,983)	321,388	(1,612,079)

Net increase (decrease) in net assets resulting from operations	1,198,974	(930,963)	293,512	298,779

Distributions to shareholders from:
Net investment income — Class 1	(602,539)	(159,538)	(327,391)	(601,854)
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3+	(87,907)	(1,195)	—	—
Net realized gain on securities — Class 1	(1,641,430)	(2,668,541)	(1,294,134)	(1,863,957)
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3+	(240,617)	(25,022)	—	—

Total distributions to shareholders	(2,572,493)	(2,854,296)	(1,621,525)	(2,465,811)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	4,721,729	415,928	(72,979)	(12,815)

Total increase (decrease) in net assets	3,348,210	(3,369,331)	(1,400,992)	(2,179,847)

NET ASSETS:
Beginning of period	18,924,190	22,293,521	18,886,934	21,066,781

End of period†	$22,272,400	$18,924,190	$17,485,942	$18,886,934

† Includes accumulated undistributed net investment income (loss)	$617,827	$690,443	$(120,868)	$183,797

+	See Note 1.

See Notes to Financial Statements

69

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2016

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”), each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

Class 3 shares of Strategic Multi-Asset Portfolio commenced operations effective September 26, 2016.

The investment goal for each Portfolio is as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and current income by investing at least 65% of total assets in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Growth Portfolio seeks capital appreciation primarily through investments in a portfolio of common stocks of companies that is widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The SA BlackRock Multi-Asset Income Portfolio seeks current income with a secondary goal of capital appreciation by actively allocating the Portfolio’s assets among a broad range of income-producing investments, including fixed income securities and equity securities. The Portfolio may invest up to 100% of its assets in fixed income securities and up to 80% of its assets in equity securities. The Portfolio may also invest all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser, that provide exposure to fixed income securities, equity securities or other asset classes.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high risk bonds) and cash.

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Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2016, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors,

71

including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and

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related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period, Government and Quality Bond, SA BlackRock Multi-Asset Income and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables represent the value of derivatives held as of December 31, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for year ended December 31, 2016. For a detailed presentation of derivatives held as of December 31, 2016, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)(4)	Total
Government and Quality Bond	$—	$—	$—	$—	$—
SA BlackRock Multi-Asset Income	—	2,020	—	—	2,020
Strategic Multi-Asset	—	890	76,868	—	77,758

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(3)	Futures Contracts(1)(4)	Total
Government and Quality Bond	$131,313	$—	$—	$—	$131,313
SA BlackRock Multi-Asset Income	6,695	—	—	1,325	8,020
Strategic Multi-Asset	—	795	67,656	—	68,451

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Government and Quality Bond	$(489,688)
SA BlackRock Multi-Asset Income	15,694
Strategic Multi-Asset	3,402

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)
Government and Quality Bond	$(1,144,177)	$—	$—	$—	$(1,144,177)
SA BlackRock Multi-Asset Income	(20,430)	(54,708)	—	24,597	(50,541)
Strategic Multi-Asset	(30,120)	(20,791)	59,103	—	8,912

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(3)	Futures Contracts(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(3)
Government and Quality Bond	$(489,688)	$—	$—	$—	$(489,688)
SA BlackRock Multi-Asset Income	2,432	8,023	—	1,900	12,355
Strategic Multi-Asset	(3,281)	(1,911)	(10,845)	—	(16,037)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized foreign exchange gain (loss) on other assets and liabilities
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

The following table represents the average monthly balances of derivatives held during the year ended December 31, 2016.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)
Government and Quality Bond	$9,316,908	$—
SA BlackRock Multi-Asset Income	4,493,302	—
Strategic Multi-Asset	618,354	12,853,201

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

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The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of December 31, 2016. The repurchase agreements held by the Portfolios as of December 31, 2016, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total
Australia and New Zealand Banking Group Ltd.	$—	$—	$—	$0	$2,340	$—	$—	$2,340	$(2,340)	$—	$(2,340)
Bank of America, N.A.	3,219	—	—	3,219	2,287	—	—	2,287	932	—	932
Barclays Bank PLC	4,095	—	—	4,095	15,418	—	—	15,418	(11,323)	—	(11,323)
BNP Paribas SA	797	—	—	797	—	—	—	—	797	—	797
Citibank N.A.	17,768	—	—	17,768	22,500	—	—	22,500	(4,732)	—	(4,732)
Commonwealth Bank of Australia	3,799	—	—	3,799	—	—	—	—	3,799	—	3,799
Credit Agricole CIB	1,545	—	—	1,545	423	—	—	423	1,122	—	1,122
Credit Suisse International	—	—	—	—	91	—	—	91	(91)	—	(91)
Deutsche Bank AG	—	—	—	—	409	—	—	409	(409)	—	(409)
Goldman Sachs International	7,543	—	—	7,543	619	—	—	619	6,924	—	6,924
HSBC Bank USA	452	—	—	452	145	—	—	145	307	—	307
JPMorgan Chase Bank	2,779	—	—	2,779	2,274	—	—	2,274	505	—	505
Morgan Stanley and Co. International PLC	236	—	—	236	784	—	—	784	(548)	—	(548)
National Australia Bank, Ltd.	473	—	—	473	3,592	—	—	3,592	(3,119)	—	(3,119)
Royal Bank of Canada	386	—	—	386	940	—	—	940	(554)	—	(554)
Standard Chartered Bank	16,034	—	—	16,034	9,689	—	—	9,689	6,345	—	6,345
State Street Bank and Trust Company	12,743	—	—	12,743	555	—	—	555	12,188	—	12,188
UBS AG	4,999	—	—	4,999	1,981	—	—	1,981	3,018	—	3,018
Westpac Banking Corporation	—	—	—	—	3,609	—	—	3,609	(3,609)	—	(3,609)

	$76,868	$—	$—	$76,868	$67,656	$—	$—	$67,656	$9,212	$—	$9,212

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

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Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 – 2015 or expected to be taken in each Portfolio’s 2016 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

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As of December 31, 2016 the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	40.16%	$22,090,000
Growth and Income	0.97	535,000
Growth	2.31	1,270,000
Capital Appreciation	4.35	2,390,000
Natural Resources	0.29	160,000
Strategic Multi-Asset	0.24	130,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 30, 2016, bearing interest at a rate of 0.46% per annum, with a principal amount of $55,000,000, a repurchase price of $55,002,811, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$15,618,500	$15,300,106
U.S. Treasury Notes	2.25	11/15/2025	41,385,400	40,816,645

As of December 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc. :

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	40.16%	$24,095,000
Growth and Income	0.98	585,000
Growth	2.31	1,385,000
Capital Appreciation	4.35	2,610,000
Natural Resources	0.29	175,000
Strategic Multi-Asset	0.23	140,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 30, 2016, bearing interest at a rate of 0.40% per annum, with a principal amount of $60,000,000, a repurchase price of $60,002,667, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	5.50%	08/15/2028	$46,718,000	$61,200,580

As of December 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	40.16%	$14,055,000
Growth and Income	0.97	340,000
Growth	2.30	805,000
Capital Appreciation	4.34	1,520,000
Natural Resources	0.29	100,000
Strategic Multi-Asset	0.23	80,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 30, 2016, bearing interest at a rate of 0.50% per annum, with a principal amount of $35,000,000, a repurchase price of $35,001,944, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.13%	02/28/2021	$36,615,400	$35,717,277

As of December 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	40.18%	$33,295,000
Growth and Income	0.99	820,000
Growth	2.33	1,930,000
Capital Appreciation	4.37	3,620,000
Natural Resources	0.30	250,000
Strategic Multi-Asset	0.25	205,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 30, 2016, bearing interest at a rate of 0.49% per annum, with a principal amount of $82,870,000, a repurchase price of 82,874,512, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	8/15/2025	$87,153,000	$84,759,691

As of December 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	40.15%	$4,015,000
Growth and Income	0.95	95,000
Growth	2.30	230,000
Capital Appreciation	4.35	435,000
Natural Resources	0.25	25,000
Strategic Multi-Asset	0.20	20,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 30, 2016, bearing interest at a rate of 0.46% per annum, with a principal amount of $10,000,000, a repurchase price of $10,000,511, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$10,413,000	$10,200,724

Mortgage-Backed Dollar Rolls: During the period ended, the Government and Quality Bond Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended December 31, 2016, the Government and Quality Bond Portfolio purchased and/or sold when-issued securities and/or sold forward commitments.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

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The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets		Management Fee
Government and Quality Bond		$0-$200 million	.625%
	>	$200 million	.575%
	>	$500 million	.500%
Asset Allocation		$0-$50 million	.750%
	>	$50 million	.650%
	>	$150 million	.600%
	>	$250 million	.550%
Growth and Income		$0-$100 million	.700%
	>	$100 million	.650%
	>	$250 million	.600%
	>	$500 million	.575%
Growth		$0-$250 million	.750%
	>	$250 million	.675%
	>	$500 million	.600%

Portfolio	Average Daily Net Assets		Management Fee
Capital Appreciation		$0-$50 million	.750%
	>	$50 million	.725%
	>	$100 million	.700%
Natural Resources	>	$0	.750%
SA BlackRock Multi-Asset Income(1)(2)		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%
Strategic Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

(1)	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive a portion of its management fee with respect to the Portfolio so that the management fee rate payable by the Portfolio to SAAMCo under the Management Agreement is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% on the next $500 million and 0.72% thereafter. This Fee Waiver Agreement will continue in effect until April 30, 2018. The Fee Waiver Agreement will automatically terminate upon the termination of the Management Agreement. SAAMCo may not recoup any management fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.
(2)	SAAMCo has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock Investment Management, LLC or its affiliates.

For the year ended December 31, 2016, the amount of investment advisory fees waived was $104,213 for the SA BlackRock Multi-Asset Income Portfolio. This amount is reflected in the Statement of Operations.

Wellington Management Company LLP (“Wellington Management”) EDGE Asset Management, Inc. (“EDGE”) and BlackRock Investment Management, LLC (“BlackRock”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management, EDGE and BlackRock manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management, EDGE and BlackRock are independent of SAAMCo and discharge their responsibilities subject to the policies of the Board and oversight and supervision of SAAMCo, which pays Wellington Management, EDGE and BlackRock fees out of advisory fees it receives from the Portfolios.

The subadvisory fees paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE and SA BlackRock Multi-Asset Income which is paid to BlackRock, are as follows:

Portfolio	Average Daily Net Assets		Subadvisory Fee
Government and Quality Bond		$0-$50 million	.225%
	>	$50 million	.125%
	>	$100 million	.100%
Asset Allocation		$0-$50 million	.400%
	>	$50 million	.300%
	>	$150 million	.250%
	>	$250 million	.200%
Growth and Income		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%
Growth		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Capital Appreciation		$0-$50 million	.375%
	>	$50 million	.275%
	>	$150 million	.250%
Natural Resources		$0-$50 million	.350%
	>	$50 million	.250%
	>	$150 million	.200%
	>	$500 million	.150%
SA BlackRock Multi-Asset Income(1)		$0-$100 million	.425%
	>	$100 million	.400%
	>	$500 million	.375%
	>	$1 billion	.350%
Strategic Multi-Asset		$0-$50 million	.300%
-	>	$50 million	.200%
	>	$150 million	.175%
	>	$500 million	.150%

(1)	BlackRock has agreed to a contractual fee waiver arrangement pursuant to which it will waive all or a portion of its subadvisory fee in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. Notwithstanding the foregoing, the subadvisory fee waiver will not exceed 100% of the subadvisory fee.

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Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, SunAmerica Series Trust and Seasons Series Trust pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the year ended December 31, 2016, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive its fees and/or reimburse expenses for the SA BlackRock Multi-Asset Income Portfolio until April 30, 2018, so that the annual operating expenses does not exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. Further, SAAMCo voluntarily waived fees and/or reimbursed expenses, if necessary, for the Strategic Multi-Asset Portfolio, so that the annual operating expenses did not exceed 1.20% for Class 1 shares for the period 01/01/2016 – 08/18/2016. Effective August 19, 2016, SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any voluntary or contractual waivers or reimbursements made by SAAMCo with respect to the SA BlackRock Multi-Asset Income and Strategic Multi-Asset Portfolios are subject to recoupment from each Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2018, only with the approval of the Board. For the year ended December 31, 2016, pursuant to the contractual and voluntary expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Asset Income — Class 1	$63,107
SA BlackRock Multi-Asset Income — Class 3	5,420
Strategic Multi Asset — Class 1	178,941
Strategic Multi Asset — Class 3†	1,793

For the year ended December 31, 2016, expenses previously waived and/or reimbursed by SAAMCo that are subject to recoupment and expire during the time period indicated are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	December 31, 2016	December 31, 2017	December 31, 2018
SA BlackRock Multi-Asset Income — Class 1	$4,295	$107,130	$63,107
SA BlackRock Multi-Asset Income — Class 3	250	839	5,420
Strategic Multi Asset — Class 1	—	112,365	178,941
Strategic Multi Asset — Class 3†	—	—	1,793

At December 31, 2016, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Dynamic Allocation Portfolio	SunAmerica Dynamic Strategy Portfolio
Government and Quality Bond	2.46%	54.78%	0.09%	33.81%	8.83%
Asset Allocation	3.66	96.34	—	—	—
Growth and Income	0.12	3.82	—	95.87	—
Growth	1.98	56.33	—	41.30	—
Capital Appreciation	2.63	83.08	0.07	13.98	—
Natural Resources	4.36	95.45	0.01	—	—
SA BlackRock Multi-Asset Income	2.06	91.67	0.43	—	—
Strategic Multi-Asset	1.47	89.09	—	—	—

†	Commenced operations on September 26, 2016.

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Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios have been reduced. For the year ended December 31, 2016, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the year ended December 31, 2016 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Government and Quality Bond	$207,076,915	$67,171,504	$996,145,622	$881,399,144
Asset Allocation	75,241,580	89,206,967	8,897,853	8,019,992
Growth and Income	75,338,680	90,303,496	—	—
Growth	527,636,680	744,185,668	—	—
Capital Appreciation	1,265,819,938	1,481,668,028	—	—
Natural Resources	153,936,322	215,950,975	—	—
SA BlackRock Multi-Asset Income	12,690,904	9,448,192	—	—
Strategic Multi-Asset	14,698,627	15,885,506	488,659	507,455
Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2016
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$27,689,364	$(1,835,009)	$2,574,834	$32,285,974	$600,547
Asset Allocation	5,318,819	15,698,267	8,670,180	5,184,472	13,295,514
Growth and Income	1,468,614	5,686,009	28,714,125	1,508,117	8,736,288
Growth	4,270,641	(778,348)	30,651,455	15,264,717	21,139,685
Capital Appreciation	—	106,719,764	119,475,549	—	163,922,414
Natural Resources	2,625,419	(71,956,004)	5,824,166	4,617,761	—
SA BlackRock Multi-Asset Income	617,830	(409,646)	(445,003)	1,253,545	1,318,948
Strategic Multi-Asset	66,272	(19,334)	(217,518)	327,391	1,294,134

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	For the year ended December 31, 2015
	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$24,873,808	$331,560
Asset Allocation	6,270,833	20,687,284
Growth and Income	4,007,691	5,037,890
Growth	3,872,038	93,501,273
Capital Appreciation	73,613,004	156,202,429
Natural Resources	2,410,082	—
SA BlackRock Multi-Asset Income	377,745	2,476,551
Strategic Multi-Asset	1,020,302	1,445,509

81

As of December 31, 2016, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

	Unlimited†
Portfolio	ST	LT
Government and Quality Bond	$—	$1,835,009
Asset Allocation	—	—
Growth and Income	—	—
Growth	778,348	—
Capital Appreciation	—	—
Natural Resources	7,363,739	64,592,265
SA BlackRock Multi-Asset Income	165,749	243,897
Strategic Multi-Asset	19,334	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

For the year ended December 31, 2016, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, principal paydown adjustments, amortization of premium/discount and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Government and Quality Bond	$3,742,310	$(3,742,310)	$—
Asset Allocation	627,914	(574,607)	(53,307)
Growth and Income	—	—	—
Growth	(3,978)	3,978	—
Capital Appreciation	4,489,327	(175,405)	(4,313,922)
Natural Resources	(30,164)	30,164	—
SA BlackRock Multi-Asset Income	13,333	(13,333)	—
Strategic Multi-Asset	(145,432)	145,432	—

As of December 31, 2016, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain(Loss)	Cost of Investments
Government and Quality Bond	$22,366,711	$(19,780,825)	$2,585,886	$1,684,770,536
Asset Allocation	14,096,324	(5,425,898)	8,670,426	183,548,583
Growth and Income	31,193,067	(2,478,942)	28,714,125	166,766,008
Growth	44,028,007	(13,373,084)	30,654,923	428,130,466
Capital Appreciation	159,386,046	(39,908,244)	119,477,802	1,090,111,705
Natural Resources	13,035,873	(7,207,510)	5,828,363	115,110,458
SA BlackRock Multi-Asset Income	195,689	(640,090)	(444,401)	22,660,938
Strategic Multi-Asset	802,344	(1,022,551)	(220,207)	17,713,652

82

Note 7. Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended December 31, 2016		For the year ended December 31, 2015		For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,463,438	$255,626,536	7,546,883	$114,791,647	117,238	$1,771,349	69,224	$1,052,450
Reinvested dividends	1,161,980	17,752,551	802,902	11,997,910	40,299	616,753	43,883	656,672
Shares redeemed	(6,625,265)	(101,012,243)	(2,173,890)	(33,010,662)	(508,394)	(7,814,507)	(592,251)	(9,007,062)

Net increase (decrease)	11,000,153	$172,366,844	6,175,895	$93,778,895	(350,857)	$(5,426,405)	(479,144)	$(7,297,940)

	Class 3
	For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	10,821,495	$164,671,712	6,406,872	$96,757,741
Reinvested dividends	952,824	14,517,217	842,062	12,550,786
Shares redeemed	(9,923,325)	(150,379,284)	(9,454,433)	(142,787,561)

Net increase (decrease)	1,850,994	$28,809,645	(2,205,499)	$(33,479,034)

	Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2016		For the year ended December 31, 2015		For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	96,667	$1,401,937	106,318	$1,707,743	129,492	$1,825,334	23,643	$383,629
Reinvested dividends	864,454	11,815,787	1,265,298	17,652,694	94,876	1,295,980	137,880	1,922,195
Shares redeemed	(1,385,211)	(19,795,991)	(1,312,536)	(21,052,805)	(169,051)	(2,400,137)	(128,645)	(2,047,890)

Net increase (decrease)	(424,090)	$(6,578,267)	59,080	$(1,692,368)	55,317	$721,177	32,878	$257,934

	Class 3
	For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,064,143	$14,793,953	530,395	$8,614,557
Reinvested dividends	395,262	5,368,219	532,278	7,383,228
Shares redeemed	(1,158,837)	(16,013,416)	(630,493)	(9,999,138)

Net increase (decrease)	300,568	$4,148,756	432,180	$5,998,647

	Growth and Income Portfolio
	Class 1
	For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	275,946	$3,299,914	2,640,213	$33,727,478
Reinvested dividends	845,709	10,244,405	755,747	9,045,581
Shares redeemed	(1,803,408)	(22,642,594)	(1,046,781)	(12,997,315)

Net increase (decrease)	(681,753)	$(9,098,275)	2,349,179	$29,775,744

83

	Growth Portfolio
	Class 1				Class 2
	For the year ended December 31, 2016		For the year ended December 31, 2015		For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	335,398	$8,555,325	2,196,872	$66,746,284	10,589	$271,874	9,321	$276,951
Reinvested dividends	1,100,311	27,423,787	3,028,479	79,028,762	56,881	1,420,015	118,056	3,084,218
Shares redeemed	(7,949,093)	(217,345,229)	(1,748,952)	(50,648,827)	(126,242)	(3,294,819)	(156,825)	(4,903,429)

Net increase (decrease)	(6,513,384)	$(181,366,117)	3,476,399	$95,126,219	(58,772)	$(1,602,930)	(29,448)	$(1,542,260)

	Class 3
	For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	179,653	$4,671,445	209,958	$6,106,566
Reinvested dividends	303,471	7,560,600	585,211	15,260,331
Shares redeemed	(645,396)	(16,730,991)	(682,416)	(20,875,436)

Net increase (decrease)	(162,272)	$(4,498,946)	112,753	$491,461

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2016		For the year ended December 31, 2015		For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	927,515	$35,127,045	1,921,597	$85,744,099	21,128	$821,207	34,189	$1,597,208
Reinvested dividends	2,077,388	79,138,273	2,749,533	113,118,590	166,278	6,106,794	224,993	8,979,457
Shares redeemed	(4,613,101)	(191,732,034)	(1,717,908)	(82,143,204)	(210,364)	(8,212,739)	(236,042)	(11,107,931)

Net increase (decrease)	(1,608,198)	$(77,466,716)	2,953,222	$116,719,485	(22,958)	$(1,284,738)	23,140	$(531,266)

	Class 3
	For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,305,333	$48,921,329	1,083,998	$48,856,305
Reinvested dividends	2,194,848	78,677,347	2,753,681	107,717,386
Shares redeemed	(2,426,500)	(92,526,789)	(2,674,307)	(122,269,994)

Net increase (decrease)	1,073,681	$35,071,887	1,163,372	$34,303,697

	Natural Resources Portfolio
	Class 1				Class 2
	For the year ended December 31, 2016		For the year ended December 31, 2015		For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	126,320	$2,005,556	812,661	$14,663,716	10,423	$171,931	35,287	$568,949
Reinvested dividends	77,441	1,228,880	86,072	1,315,256	17,988	285,068	6,903	105,311
Shares redeemed	(3,459,041)	(56,825,328)	(976,024)	(17,250,043)	(86,398)	(1,451,951)	(139,928)	(2,510,313)

Net increase (decrease)	(3,255,280)	$(53,590,892)	(77,291)	$(1,271,071)	(57,987)	$(994,952)	(97,738)	$(1,836,053)

	Class 3
	For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	328,772	$5,359,222	1,046,513	$16,645,198
Reinvested dividends	196,806	3,103,813	65,162	989,515
Shares redeemed	(1,319,530)	(21,711,003)	(1,176,025)	(20,916,344)

Net increase (decrease)	(793,952)	$(13,247,968)	(64,350)	$(3,281,631)

84

	SA BlackRock Multi-Asset Income Portfolio
	Class 1				Class 3
	For the year ended December 31, 2016		For the year ended December 31, 2015		For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,426	$65,217	24,096	$198,219	723,956	$4,762,211	11,276	$87,706
Reinvested dividends	362,454	2,243,969	418,894	2,828,079	53,421	328,524	3,897	26,217
Shares redeemed	(357,754)	(2,354,937)	(356,579)	(2,723,705)	(51,602)	(323,255)	(81)	(588)

Net increase (decrease)	14,126	$(45,751)	86,411	$302,593	725,775	$4,767,480	15,092	$113,335

	Strategic Multi-Asset Portfolio
	Class 1				Class 3
	For the year ended December 31, 2016		For the year ended December 31, 2015		For September 26, 2016@ through December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,465	$155,971	24,928	$220,402	68,991	$482,985
Reinvested dividends	232,799	1,621,525	328,133	2,465,811	—	—
Shares redeemed	(316,760)	(2,321,117)	(316,315)	(2,699,028)	(1,771)	(12,343)

Net increase (decrease)	(62,496)	$(543,621)	36,746	$(12,815)	67,220	$470,642

@	Commencement of operations.

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2016, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Growth and Income.	4	$46	$234,098	1.78%
Capital Appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27	2,146	1,603,033	1.74
Natural Resources . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	220	323,734	1.77
SA BlackRock Multi-Asset	17	306	364,909	1.79

At December 31, 2016, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2016, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

85

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Government and Quality Bond Portfolio and Asset Allocation Portfolio concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended December 31, 2016, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Growth and Income	$48,821	$—	$—
Growth	923,021	—	—

86

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/12	$15.57	$0.29	$0.31	$0.60	$(0.37)	$(0.22)	$(0.59)	$15.58	3.83%	$326,992	0.59%	1.88%	81%
12/31/13	15.58	0.21	(0.55)	(0.34)	(0.38)	(0.15)	(0.53)	14.71	(2.15)	421,167	0.59	1.40	184
12/31/14	14.71	0.21	0.55	0.76	(0.29)	—	(0.29)	15.18	5.19	572,823	0.58	1.40	128
12/31/15	15.18	0.21	(0.13)	0.08	(0.23)	(0.05)	(0.28)	14.98	0.58	657,562	0.57	1.39	62
12/31/16	14.98	0.24	(0.02)	0.22	(0.22)	(0.10)	(0.32)	14.88	1.42	817,141	0.57	1.59	61

Government and Quality Bond Portfolio Class 2
12/31/12	15.56	0.27	0.30	0.57	(0.34)	(0.22)	(0.56)	15.57	3.65	60,472	0.74	1.72	81
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74	1.26	184
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73	1.25	128
12/31/15	15.19	0.19	(0.14)	0.05	(0.20)	(0.05)	(0.25)	14.99	0.39	36,223	0.72	1.25	62
12/31/16	14.99	0.22	(0.02)	0.20	(0.19)	(0.10)	(0.29)	14.90	1.31	30,780	0.72	1.45	61

Government and Quality Bond Portfolio Class 3
12/31/12	15.52	0.25	0.30	0.55	(0.33)	(0.22)	(0.55)	15.52	3.53	797,475	0.84	1.63	81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84	1.16	184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83	1.15	128
12/31/15	15.13	0.17	(0.13)	0.04	(0.19)	(0.05)	(0.24)	14.93	0.32	739,821	0.82	1.14	62
12/31/16	14.93	0.21	(0.03)	0.18	(0.18)	(0.10)	(0.28)	14.83	1.18	762,516	0.82	1.35	61

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

See Notes to Financial Statements

87

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/12	$13.03	$0.37	$1.18	$1.55	$(0.43)	$—	$(0.43)	$14.15	11.95%	$159,351	0.80%	2.65%	30%
12/31/13	14.15	0.35	2.15	2.50	(0.44)	—	(0.44)	16.21	17.87	159,638	0.79	2.29	27
12/31/14	16.21	0.40	0.80	1.20	(0.41)	(0.46)	(0.87)	16.54	7.41	146,594	0.75	2.37	29
12/31/15	16.54	0.36	(0.66)	(0.30)	(0.49)	(1.71)	(2.20)	14.04	(1.72)	125,264	0.75	2.24	27
12/31/16	14.04	0.34	1.13	1.47	(0.42)	(1.05)	(1.47)	14.04	10.82	119,255	0.75	2.40	45

Asset Allocation Portfolio Class 2
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	(0.41)	14.12	11.78	17,151	0.95	2.50	30
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	(0.41)	16.18	17.68	18,074	0.94	2.14	27
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90	2.22	29
12/31/15	16.52	0.33	(0.64)	(0.31)	(0.47)	(1.71)	(2.18)	14.03	(1.83)	13,832	0.90	2.09	27
12/31/16	14.03	0.32	1.12	1.44	(0.40)	(1.05)	(1.45)	14.02	10.57	14,603	0.91	2.25	45

Asset Allocation Portfolio Class 3
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	(0.40)	14.08	11.68	43,328	1.05	2.41	30
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	(0.40)	16.12	17.52	54,684	1.04	2.04	27
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00	2.12	29
12/31/15	16.45	0.32	(0.66)	(0.34)	(0.45)	(1.71)	(2.16)	13.95	(1.99)	53,784	1.00	2.00	27
12/31/16	13.95	0.30	1.13	1.43	(0.39)	(1.05)	(1.44)	13.94	10.53	57,917	1.00	2.15	45

Growth and Income Portfolio Class 1
12/31/12	7.55	0.08	0.94	1.02	—	—	—	8.57	13.51	39,271	1.28	0.97	73
12/31/13	8.57	0.10	2.68	2.78	(0.03)	—	(0.03)	11.32	32.43	105,446	0.86	1.03	109
12/31/14	11.32	0.08	1.43	1.51	(0.06)	(0.29)	(0.35)	12.48	13.45	171,935	0.77	0.68	64
12/31/15	12.48	0.10	0.49	0.59	(0.06)	(0.53)	(0.59)	12.48	4.90	201,182	0.74	0.78	43
12/31/16	12.48	0.09	0.76	0.85	(0.10)	(0.58)	(0.68)	12.65	7.09	195,301	0.74	0.76	39

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16
Asset Allocation Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Asset Allocation Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Growth and Income Portfolio Class 1	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

88

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Growth Portfolio Class 1
12/31/12	$19.31	$0.22	$2.47	$2.69	$(0.12)	$—	$(0.12)	$21.88	13.95%		$244,122	0.79%	1.05%	92%
12/31/13	21.88	0.19	7.48	7.67	(0.21)	—	(0.21)	29.34	35.14		403,439	0.77	0.74	78
12/31/14	29.34	0.20	1.99	2.19	(0.17)	—	(0.17)	31.36	7.48		505,595	0.74	0.68	118
12/31/15	31.36	0.22	(0.27)	(0.05)	(0.20)	(4.48)	(4.68)	26.63	0.15		521,905	0.73	0.71	73
12/31/16	26.63	0.22	1.62	1.84	(0.28)	(1.92)	(2.20)	26.27	7.37		343,850	0.75	0.83	98

Growth Portfolio Class 2
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	(0.08)	21.88	13.81		25,506	0.94	0.85	92
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	(0.16)	29.35	34.97		27,163	0.92	0.60	78
12/31/14	29.35	0.16	1.97	2.13	(0.12)	—	(0.12)	31.36	7.28		24,700	0.89	0.54	118
12/31/15	31.36	0.17	(0.26)	(0.09)	(0.14)	(4.48)	(4.62)	26.65	0.02		20,202	0.88	0.56	73
12/31/16	26.65	0.18	1.63	1.81	(0.23)	(1.92)	(2.15)	26.31	7.24		18,398	0.90	0.68	98

Growth Portfolio Class 3
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	(0.06)	21.84	13.72		118,352	1.04	0.76	92
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	(0.14)	29.29	34.82		126,179	1.02	0.50	78
12/31/14	29.29	0.13	1.97	2.10	(0.09)	—	(0.09)	31.30	7.18		115,933	0.99	0.44	118
12/31/15	31.30	0.14	(0.26)	(0.12)	(0.11)	(4.48)	(4.59)	26.59	(0.09)		101,481	0.98	0.46	73
12/31/16	26.59	0.15	1.63	1.78	(0.21)	(1.92)	(2.13)	26.24	7.11		95,910	1.00	0.58	98

Capital Appreciation Portfolio Class 1
12/31/12	34.14	(0.07)	8.23	8.16	—	(1.72)	(1.72)	40.58	23.90	(4)	480,705	0.74	(0.17)	103
12/31/13	40.58	(0.10)	14.19	14.09	—	(5.43)	(5.43)	49.24	35.80		605,894	0.75	(0.22)	105
12/31/14	49.24	(0.06)	7.41	7.35	—	(9.21)	(9.21)	47.38	15.26		668,565	0.74	(0.12)	91
12/31/15	47.38	(0.05)	3.84	3.79	—	(8.36)	(8.36)	42.81	8.72	(5)	730,504	0.74	(0.11)	66
12/31/16	42.81	(0.09)	0.93	0.84	—	(5.50)	(5.50)	38.15	1.98		589,734	0.74	(0.23)	99

Capital Appreciation Portfolio Class 2
12/31/12	33.69	(0.13)	8.12	7.99	—	(1.72)	(1.72)	39.96	23.71	(4)	54,464	0.89	(0.33)	103
12/31/13	39.96	(0.17)	13.97	13.80	—	(5.43)	(5.43)	48.33	35.62		59,470	0.90	(0.37)	105
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08		56,610	0.89	(0.27)	91
12/31/15	46.25	(0.12)	3.74	3.62	—	(8.36)	(8.36)	41.51	8.56	(5)	51,769	0.89	(0.26)	66
12/31/16	41.51	(0.15)	0.91	0.76	—	(5.50)	(5.50)	36.77	1.85		45,012	0.89	(0.38)	99

Capital Appreciation Portfolio Class 3
12/31/12	33.41	(0.16)	8.04	7.88	—	(1.72)	(1.72)	39.57	23.58	(4)	535,916	0.99	(0.42)	103
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46		625,388	1.00	(0.47)	105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96		635,020	0.99	(0.37)	91
12/31/15	45.52	(0.16)	3.67	3.51	—	(8.36)	(8.36)	40.67	8.45	(5)	614,697	0.99	(0.36)	66
12/31/16	40.67	(0.18)	0.88	0.70	—	(5.50)	(5.50)	35.87	1.73		580,733	0.99	(0.49)	99

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16
Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(5)	The Fund’s performance was increased by 0.07% for Class 1, Class 2 and Class 3, from a reimbursement by an affiliate.

See Notes to Financial Statements

89

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Natural Resources Portfolio Class 1
12/31/12	$24.38	$0.28	$0.55	$0.83	$(0.27)	$(2.33)	$(2.60)	$22.61	3.54%	$84,409	0.83%	1.18%	55%
12/31/13	22.61	0.18	1.12	1.30	(0.22)	—	(0.22)	23.69	5.80	100,572	0.84	0.80	77
12/31/14	23.69	0.30	(4.63)	(4.33)	(0.26)	—	(0.26)	19.10	(18.53)	95,751	0.82	1.28	91
12/31/15	19.10	0.47	(4.55)	(4.08)	(0.27)	—	(0.27)	14.75	(21.39)	72,803	0.83	2.65	94
12/31/16	14.75	0.31	4.00	4.31	(0.74)	—	(0.74)	18.32	29.97	30,793	0.84	1.90	119

Natural Resources Portfolio Class 2
12/31/12	24.29	0.24	0.55	0.79	(0.22)	(2.33)	(2.55)	22.53	3.37	15,018	0.98	1.01	55
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	(0.18)	23.61	5.64	13,767	0.99	0.66	77
12/31/14	23.61	0.27	(4.63)	(4.36)	(0.22)	—	(0.22)	19.03	(18.68)	10,238	0.97	1.15	91
12/31/15	19.03	0.45	(4.53)	(4.08)	(0.23)	—	(0.23)	14.72	(21.47)	6,477	0.98	2.52	94
12/31/16	14.72	0.24	4.02	4.26	(0.70)	—	(0.70)	18.28	29.70	6,987	1.00	1.44	119

Natural Resources Portfolio Class 3
12/31/12	24.18	0.22	0.54	0.76	(0.20)	(2.33)	(2.53)	22.41	3.25	131,121	1.08	0.92	55
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	(0.16)	23.49	5.56	120,528	1.09	0.56	77
12/31/14	23.49	0.24	(4.60)	(4.36)	(0.19)	—	(0.19)	18.94	(18.74)	98,333	1.07	1.04	91
12/31/15	18.94	0.41	(4.50)	(4.09)	(0.21)	—	(0.21)	14.64	(21.61)	75,093	1.08	2.38	94
12/31/16	14.64	0.22	4.02	4.24	(0.69)	—	(0.69)	18.19	29.67	78,831	1.10	1.35	119

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16
Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

90

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA BlackRock Multi-Asset Income Portfolio Class 1
12/31/12	$5.95	$0.06	$0.51	$0.57	$(0.06)	$—	$(0.06)	$6.46	9.50%		$22,114	1.42	%(5)	0.90	%(5)	75%
12/31/13	6.46	0.06	1.08	1.14	(0.08)	—	(0.08)	7.52	17.67		22,651	1.10	(5)	0.86	(5)	71
12/31/14	7.52	0.05	0.68	0.73	(0.08)	—	(0.08)	8.17	9.68		22,167	1.10	(5)	0.67	(5)	88
12/31/15	8.17	0.25	(0.61)	(0.36)	(0.06)	(1.06)	(1.12)	6.69	(4.45)		18,720	0.60	(5)	3.27	(5)	152
12/31/16	6.69	0.20	0.22	0.42	(0.23)	(0.63)	(0.86)	6.25	6.51		17,581	0.58	(5)	3.00	(5)	50

SA BlackRock Multi-Asset Income Portfolio Class 3
10/08/12(6) - 12/31/12	6.53	0.01	(0.08)	(0.07)	—	—	—	6.46	(1.07)		99	1.35	(5)(4)	0.92	(4)(5)	75
12/31/13	6.46	0.04	1.07	1.11	(0.07)	—	(0.07)	7.50	17.30		116	1.35	(5)	0.60	(5)	71
12/31/14	7.50	0.03	0.68	0.71	(0.06)	—	(0.06)	8.15	9.47		127	1.35	(5)	0.42	(5)	88
12/31/15	8.15	0.24	(0.62)	(0.38)	(0.05)	(1.06)	(1.11)	6.66	(4.76)		204	0.84	(5)	3.25	(5)	152
12/31/16	6.66	0.19	0.21	0.40	(0.23)	(0.63)	(0.86)	6.20	6.20		4.691	0.83	(5)	3.37	(5)	50

Strategic Multi-Asset Portfolio Class 1
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	(0.08)	7.30	(3.81)		21,089	1.71		0.51		120
12/31/12	7.30	0.04	1.06	1.10	(0.20)	—	(0.20)	8.20	15.10		21,316	1.71		0.54		105
12/31/13	8.20	0.04	1.55	1.59	(0.21)	(0.06)	(0.27)	9.52	19.65		22,354	1.80		0.50		99
12/31/14	9.52	0.05	0.41	0.46	(0.04)	(1.34)	(1.38)	8.60	5.04		21,067	1.42	(5)	0.54	(5)	96
12/31/15	8.60	0.06	0.03	0.09	(0.27)	(0.83)	(1.10)	7.59	1.13		18,887	1.20	(5)	0.75	(5)	82
12/31/16	7.59	0.07	0.06	0.13	(0.14)	(0.56)	(0.70)	7.02	1.85		17,015	1.08	(5)(7)	0.94	(5)	87

Strategic Multi-Asset Portfolio Class 3
09/26/16(6) -12/31/16	7.09	(0.01)	(0.07)	(0.08)	—	—	—	7.01	(1.13	)(8)	471	1.11	(4)(5)(7)	(0.33	)(4)(5)	87

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/12		12/31/13	12/31/14	12/31/15	12/31/16
SA BlackRock Multi-Asset Income Portfolio Class 1	0.00%		0.00%	0.00%	0.00%	—%
SA BlackRock Multi-Asset Income Portfolio Class 3	0.00	(4)	0.00	0.00	0.00	—
Strategic Multi-Asset Portfolio Class 1	0.00		0.00	0.00	0.00	0.00
Strategic Multi-Asset Portfolio Class 3	—		—	—	—	0.00	(4)
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/12		12/31/13	12/31/14	12/31/15	12/31/16
SA BlackRock Multi-Asset Income Portfolio Class 1	0.17%		0.44%	1.12%	1.03%	0.85%
SA BlackRock Multi-Asset Income Portfolio Class 3	0.76	(4)	0.43	1.16	1.03	0.83
Strategic Multi-Asset Portfolio Class 1	—		—	0.28	0.55	1.00
Strategic Multi-Asset Portfolio Class 3	—		—	—	—	2.76	(4)
(6)	Commencement of operations.
(7)	Excludes a one time reimbursement the Portfolio received for custody expenses paid in the prior years. If the reimbursement had been applied the ratio of expenses to average net assets would have been 1.03% and 1.05% for Class 1 and Class 3 respectively. (See Note 3).
(8)	Total return is not annualized.

See Notes to Financial Statements

91

ANCHOR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Anchor Series Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the eight portfolios constituting Anchor Series Trust (the “Trust”) as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

February 27, 2017

92

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Dr. Judith L. Craven Age: 71	Trustee	2011-present	Retired.	78	Director, Sysco Corp. (1996 to present); Director, Luby’s, Inc. (1998 to present).

William F. Devin Age: 78	Trustee	2011-present	Retired.	78	None

Richard W. Grant Age: 71	Trustee, Chairman of the Board	2011-present	Retired. Prior to that, Attorney and Partner at Morgan Lewis and Bockius LLP (1989 to 2011).	29	None

Stephen J. Gutman Age: 73	Trustee	1985-present	Senior Vice President and Associate Broker, Corcoran Group. (real estate) (2002 to present); President, SJG Marketing, Inc. (2009 to present).	29	None
Interested Trustee

Peter A. Harbeck(4) Age: 62	Trustee	1995-present	President, CEO and Director, SunAmerica (1995 to present); Director, AIG Capital Services, Inc. (“ACS”), (1993 to present).	141	None
Officers

John T. Genoy Age: 48	President	2007-present	Chief Financial Officer, SunAmerica (2002 to present); Senior Vice President, SunAmerica (2003 to present); Chief Operating Officer, SunAmerica (2006 to present).	N/A	N/A

Gregory N. Bressler Age: 50	Secretary	2005-present	Senior Vice President and General Counsel, SunAmerica (2005 to present).	N/A	N/A

Kathleen D. Fuentes Age: 47	Chief Legal Officer and Assistant Secretary	2013-present	Vice President and Deputy General Counsel, SunAmerica (2006 to present).	N/A	N/A

James Nichols Age: 50	Vice President	2006-present	Director, President and CEO, ACS (2006 to present); Senior Vice President, SunAmerica (2002 to present).	N/A	N/A

Kara Murphy Age: 44	Vice President	2014-present	Chief Investment Officer, SunAmerica (2013 to present).	N/A	N/A

Gregory R. Kingston Age: 51	Treasurer	2014-present	Vice President, SunAmerica (2001 to present); Head of Mutual Fund Administration, SunAmerica (2014 to present).	N/A	N/A

Shawn Parry Age: 44	Vice President and Assistant Treasurer	2005-present	Vice President (2014 to present) and Assistant Vice President, SunAmerica (2005 to 2014).	N/A	N/A

93

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)

Donna McManus Age: 56	Vice President and Assistant Treasurer	2014-present	Vice President, SunAmerica (2014 to present); Managing Director, BNY Mellon (2009 to 2014).	N/A	N/A

Matthew J. Hackethal Age: 45	Acting Chief Compliance Officer; Anti-Money Laundering Compliance Officer	2006-present	Acting Chief Compliance Officer (2016 to present); Chief Compliance Officer (2006 to present) and Vice President, SunAmerica (2011 to present).	N/A	N/A

*	The business address for each Trustee and Officer is the Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
(1)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.
(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Series Trust (43 portfolios), VALIC Company I (34 funds), VALIC Company II (15 funds), and SunAmerica Specialty Series (8 portfolios).
(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Interested Trustee, as defined within the 1940 Act, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

94

ANCHOR SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2016.

During the year ended December 31, 2016, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Government and Quality Bond Portfolio — Class 1	$0.32	$0.22	$0.09	$0.01	—%
Government and Quality Bond Portfolio — Class 2	0.29	0.19	0.09	0.01	—
Government and Quality Bond Portfolio — Class 3	0.28	0.18	0.09	0.01	—
Asset Allocation Portfolio — Class 1	1.47	0.42	—	1.05	35.70
Asset Allocation Portfolio — Class 2	1.45	0.40	—	1.05	35.70
Asset Allocation Portfolio — Class 3	1.44	0.39	—	1.05	35.70
Growth and Income Portfolio — Class 1	0.68	0.10	—	0.58	100.00
Growth Portfolio — Class 1	2.20	0.28	0.65	1.27	51.66
Growth Portfolio — Class 2	2.15	0.23	0.65	1.27	51.66
Growth Portfolio — Class 3	2.13	0.21	0.65	1.27	51.66
Capital Appreciation Portfolio — Class 1	5.50	—	—	5.50	—
Capital Appreciation Portfolio — Class 2	5.50	—	—	5.50	—
Capital Appreciation Portfolio — Class 3	5.50	—	—	5.50	—
Natural Resources Portfolio — Class 1	0.74	0.74	—	—	51.74
Natural Resources Portfolio — Class 2	0.70	0.70	—	—	51.74
Natural Resources Portfolio — Class 3	0.69	0.69	—	—	51.74
SA BlackRock Multi-Asset Income Portfolio — Class 1	0.86	0.23	0.19	0.44	14.83
SA BlackRock Multi-Asset Income Portfolio — Class 3	0.86	0.23	0.19	0.44	14.83
Strategic Multi-Asset Portfolio — Class 1	0.70	0.14	—	0.56	27.92
Strategic Multi-Asset Portfolio — Class 3	—	—	—	—	—

95

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2016. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2016.

The following graphs and tables show the performance of the Portfolios at the Anchor Series Trust level and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

96

Fixed-Income Portfolios

Wellington Management Company LLP

Government and Quality Bond Portfolio — Class 1

Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/16
	Class 1*	Class 2*	Class 3*
1-year	1.42%	1.31%	1.18%
5-year	1.74%	1.59%	1.49%
10-year	3.55%	3.40%	3.29%
Since Inception	6.56%	3.74%	3.15%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Bloomberg Barclays U.S. Aggregate A or Better Index is a subset of the Bloomberg Barclays U.S. Aggregate Bond Index and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Bloomberg Barclays U.S. Aggregate A or Better excludes BBB bonds.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Government and Quality Bond Portfolio — Class 1 shares posted a return of 1.42% for the 12-month period ended December 31, 2016, compared to a 1.87% return for the Bloomberg Barclays U.S. Aggregate A or Better Index.

On an absolute return basis, Treasuries [+1.0%] underperformed a number of non-Treasury sectors during the year, including taxable municipals [+5.3%], U.S. mortgage-backed securities [+1.7%], asset-backed securities [+2.0%], and commercial mortgage backed securities [+3.3%].

Duration and yield curve positioning was the main detractor from relative performance. An overweight to and security selection within investment grade credit contributed most to relative performance, driven by an overweight to and security selection within taxable municipals as well as an overweight to the banking subsector and security selection within industrials. An out-of-benchmark allocation to collateralized loan obligations contributed to performance while security selection within agency mortgage-backed securities pass-throughs detracted from relative performance.

The Portfolio ended the year with the following approximate sector allocations: 34% U.S. government, 34% mortgage-backed securities, 26% credit, 5% asset-backed securities, and 1% commercial mortgage-backed securities. From a quality standpoint, approximately 75% of the Portfolio’s assets at year-end were invested in securities rated AAA. The Portfolio ended the period with modestly shorter effective duration than the benchmark.

The Portfolio held exchange traded treasury futures throughout the period to manage duration and yield curve positioning. On an absolute basis, the position in treasury derivatives negatively impacted the Portfolio.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

97

Fixed-Income Portfolios — (continued)

Edge Asset Management, Inc.

Asset Allocation Portfolio — Class 1

Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/16
	Class 1*	Class 2*	Class 3*
1-year	10.82%	10.57%	10.53%
5-year	9.07%	8.91%	8.80%
10-year	6.12%	5.96%	5.85%
Since Inception	7.63%	6.41%	7.78%
*	Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Blended Index consists of 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

[3]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Asset Allocation Portfolio — Class 1 shares returned 10.82% for the 12-month period ended December 31, 2016 compared to a 11.96% return of the S&P 500 Index and 2.65% return of the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark of 60% S&P 500 Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 8.31% for the annual period.

Equities outperformed bonds during the period, as measured by the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index. Most international equities underperformed U.S. equities for the year. Fixed income markets saw a fed funds rate increase of 25 bps and posted a positive return, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. High yield corporate bonds posted strong positive returns as riskier assets outperformed compared to Treasuries.

The Portfolio’s strategic and tactical overweight to high yield corporate bonds positively contributed to performance as they outperformed. A strategic and tactical allocation to international developed market equities and international emerging market growth equities detracted from performance. A strategic underweight to large cap growth equities aided performance as they underperformed, while the strategic and tactical underweight to large cap value equities detracted as they outperformed. A strategic and tactical overweight to mid

98

Fixed-Income Portfolios — (continued)

Edge Asset Management, Inc.

Asset Allocation Portfolio — Class 1

cap value and small cap value equities aided performance as they outperformed their growth counterparts.

Due to the Portfolio’s large number of individual holdings (over 600), individual security impacts were minimal. The Portfolio’s security selection among mid cap growth equities, small cap growth equities and REITs aided performance, while security selection in large cap value and emerging market value equities hindered performance. Security selection in high yield and investment grade corporate bonds and bank loans aided performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

99

Equity Portfolios

Wellington Management Company LLP

Growth and Income Portfolio — Class 1

Growth and Income Portfolio
Average Annual Total Returns as of 12/31/16
Class 1*
1-year	7.09%
5-year	13.89%
10-year	6.18%
Since Inception	7.64%
*	Inception date for Class 1: 03/23/87

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Growth and Income Portfolio — Class 1 shares posted a return of 7.09% for the 12-month period ended December 31, 2016, compared to a 11.96% return for the S&P 500 Index.

Nine of the eleven sectors within the S&P 500 Index posted positive returns during the period. Energy [+27.3%], telecommunication services [+23.5%], and financials [+22.9%] posted the strongest returns. Real Estate [-5.8%] and health care [-3.1%] were the weakest performing sectors in the Index.

Relative underperformance was driven by stock selection. Selection was weakest within the information technology, health care, and consumer staples sectors. Within information technology, positions in Workday, Inc. and Cognizant Technology Solutions Corp. detracted most from relative results. The Portfolio sold out of holding Cognizant Technology Solutions Corp. during the period. Other notable relative detractors during the period included Allergan PLC (health care) and Nike, Inc. (consumer discretionary). Stronger stock selection within energy (Halliburton Co.) and financials (Bank of America Corp. and Goldman Sachs Group, Inc.) partially offset negative performance.

Sector allocation, a residual of the bottom-up stock selection process, aided relative performance during the period. Underweight allocations to the financials and health care sectors contributed most to performance, while underweight allocations to the energy and telecommunication services sectors detracted from relative returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

100

Equity Portfolios — (continued)

Wellington Management Company LLP

Growth Portfolio — Class 1

Growth Portfolio
Average Annual Total Returns as of 12/31/16
	Class 1*	Class 2*	Class 3*
1-year	7.37%	7.24%	7.11%
5-year	12.22%	12.06%	11.95%
10-year	5.64%	5.49%	5.38%
Since Inception	10.02%	5.43%	8.29%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Growth Portfolio — Class 1 shares posted a return of 7.37% for the 12-month period ended December 31, 2016, compared to a 12.74% return for the Russell 3000 Index.

Within the Russell 3000 Index, the energy [+26.8%], financials [+25.0%], and telecommunication services [+23.8%] were the best performing sectors, while real estate [-4.5%] and health care [-3.2%] were the weakest.

Stock selection hurt relative results during the year, driven by weak selection in information technology, consumer discretionary, and consumer staples. Within the information technology sector, positions in First Solar and VeriSign were the top detractors from relative performance. Within consumer discretionary, positions in Nike and TripAdvisor were top detractors from relative performance. In consumer staples, Costco Wholesale and Monster Beverage detracted. Another notable individual relative detractor during the period was Mylan, a health care company.

Partially offsetting these negative results was stronger selection in energy (overweights to Pioneer Natural Resources and Anadarko Petroleum) and industrials (overweights to CSX and Union Pacific). Additionally, PNC Financial Services (financials) was the Portfolio’s top relative contributor during the period.

Sector allocation, a residual of the bottom-up stock selection process, also weighed on relative performance. An overweight position in the health care sector and underweight position in the consumer staples sector detracted, while an underweight to real estate contributed.

101

Equity Portfolios — (continued)

Wellington Management Company LLP

Growth Portfolio — Class 1

The Portfolio ended the year with overweights to consumer discretionary, consumer staples, and financials. Telecommunication services, utilities, and information technology were the Portfolio’s largest underweights.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

102

Equity Portfolios — (continued)

Wellington Management Company LLP

Capital Appreciation Portfolio — Class 1

Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/16
	Class 1*	Class 2*	Class 3*
1-year	1.98%	1.85%	1.73%
5-year	16.55%	16.37%	16.25%
10-year	9.84%	9.67%	9.56%
Since Inception	12.12%	8.13%	11.43%
*	Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Capital Appreciation Portfolio — Class 1 shares posted a return of 1.98% for the 12-month period ended December 31, 2016, compared to a 7.39% return for the Russell 3000 Growth Index.

Sector returns within the index were positive in 9 of the 11 sectors during the year. Energy [+25.5%], telecommunication services [+23.5%], and utilities [+20.5%] led the way. Health care [-7.0%] and real estate [-5.5%] underperformed in this period.

Relative underperformance was primarily driven by stock selection, particularly within the information technology, health care, and materials sectors. Information technology positions Apple, Inc. and Tableau Software were the top relative detractors in the Portfolio during the period. Both stocks have been eliminated from the Portfolio. Within health care, Regeneron Pharmaceuticals, Inc. and DexCom, Inc. also were among the top detractors. Regeneron was eliminated from the Portfolio.

Sector positioning, a residual of the bottom-up stock selection process, also detracted from relative performance during the period. This was driven largely by a modest overweight to the weaker performing health care sector. An overweight to the energy sector, which rallied during the year, was not enough to offset negative effects from sector positioning in other areas of the Portfolio.

Stock selection within the consumer discretionary and energy sectors contributed positively to relative performance during the year. Within consumer discretionary, overweight positions in Netflix, Inc. and Priceline Group, Inc. contributed to returns. Within energy, Pioneer Natural Resources Co. and EOG Resources, Inc. aided relative returns.

103

Equity Portfolios — (continued)

Wellington Management Company LLP

Capital Appreciation Portfolio — Class 1

The Portfolio ended the year most overweight the energy, financials, and consumer discretionary sectors and most underweight the consumer staples, industrials, and materials sectors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

104

Equity Portfolios — (continued)

Wellington Management Company LLP

Natural Resources Portfolio — Class 1

Natural Resources Portfolio
Average Annual Total Returns as of 12/31/16
	Class 1*	Class 2*	Class 3*
1-year	29.97%	29.70%	29.67%
5-year	(1.83)%	(1.99)%	(2.08)%
10-year	(0.62)%	(0.77)%	(0.87)%
Since Inception	8.14%	7.97%	8.99%
*	Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The MSCI ACWI Energy Index includes large and mid-cap securities across 23 Developed Markets (“DM”) countries and 21 Emerging Markets (“EM”) countries. All securities in the index are classified in the Energy sector as per the Global Industry Classification Standard (“GICS®”).

[2]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[3]

The MSCI ACWI Metals and Mining Index is composed of large and mid-cap stocks across 23 Developed Markets countries and 21 Emerging Markets countries. All securities in the index are classified in the Metals & Mining industry (within the Materials sector) according to GICS®.

[4]	The Blended Index consists of 65% MSCI AWCI Energy Index and 35% MSCI ACWI Metals & Mining Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Natural Resources Portfolio — Class 1 shares posted a return of 29.97% for the 12-month period ended December 31, 2016, compared to a 11.96% return for the S&P 500 Index, a 57.19% return for the MSCI ACWI Metals & Mining Index, a 28.62% return for the MSCI ACWI Energy Index, and a 39.25% return for the Blended Index of 65% MSCI ACWI Energy Index and 35% MSCI ACWI Metals & Mining Index.

Nine of the eleven sectors within the S&P 500 Index posted positive returns during the period. Energy [+27.3%] and telecommunication services [+23.5%] posted the strongest returns, while real estate [-5.7%] and health care [-3.1%] were the only sectors that detracted.

The Portfolio’s relative outperformance against the S&P 500 Index was primarily due to the Portfolio’s principal investment sectors. The Portfolio was overweight the energy and materials sectors compared to the S&P 500 Index during the period, and these allocations contributed to relative performance as these were two of the strongest performing sectors during the year. An allocation to U.K. stocks also contributed to both relative and absolute returns.

Top absolute contributors during the year included our positions in multi-national natural resources companies BHP Billiton and Glencore. The Portfolio initiated a position in Glencore during the year. Security selection among the energy producers was also additive, particularly a position in Cabot Oil & Gas Corp. Positions in solar technology companies SunPower Corp. and First Solar, Inc. were the largest detractors from performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

105

Balanced Portfolios

BlackRock Investment Management, LLC

SA BlackRock Multi-Asset Income Portfolio — Class 1

SA BlackRock Multi-Asset Income Portfolio
Average Annual Total Returns as of 12/31/16
	Class 1*	Class 3*
1-year	6.51%	6.20%
5-year	7.54%	N/A
10-year	4.44%	N/A
Since Inception	7.10%	6.10%
*	Inception date for Class 1: 03/23/87; Class 3: 10/08/12

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

[3]

The MSCI World (net) Index is a market capitalization-weighted index that measures equity market performance of developed markets. The index consists of 24 developed market country indexes, including the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

[5]

The blended Index consists of 50% MSCI World (net) Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index (the “Blended Index”). The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA BlackRock Multi Asset Income Portfolio – Class 1 shares posted a return of 6.51% for the 12-month period ended December 31, 2016, compared to a 7.51% return for the MSCI World (net) Index, a 2.65% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 5.23% return for the blended benchmark. The blended benchmark is comprised of 50% MSCI World (net) Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio remains focused on providing a compelling level of income while managing overall portfolio volatility through a tactical, diversified approach. As of period end, the estimated yield of the Portfolio was 3.9%. Estimated one-year standard deviation, based on monthly net returns, for the Portfolio was 4.6% versus 5.6% for its blended benchmark.

High yield was the largest contributor to performance for the period. Similarly, allocations to global stocks benefited performance. Investment grade credit holdings also produced positive returns. Finally, exposure to non-traditional areas of the credit market, including

106

Balanced Portfolios — (continued)

BlackRock Investment Management, LLC

SA BlackRock Multi-Asset Income Portfolio — Class 1

commercial mortgage-backed securities and preferred stock aided returns. A small exposure to master limited partnerships (MLPs) detracted from performance.

The Portfolio used derivatives to manage duration exposure, hedge currency exposure and reduce equity risk. Overall, equity hedges and duration hedges modestly detracted from performance. Currency hedges aided returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

107

Balanced Portfolios — (continued)

Wellington Management Company LLP

Strategic Multi-Asset Portfolio — Class 1

Strategic Multi-Asset Portfolio Average Annual Total Returns as of 12/31/16
	Class 1*	Class 3*
1-year	1.85%	N/A
5-year	8.30%	N/A
10-year	5.20%	N/A
Since Inception	7.66%	(1.13)%**
*	Inception date for Class 1: 03/23/87; Class 3: 09/26/16

**	Cumulative

[1]

The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 23 emerging markets countries. With 2,484 constituents, the index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland) is an equal weighted, total return benchmark designed to cover 20+ investment grade country bond markets. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

[3]	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

[4]

The Blended Index consists of 65% MSCI ACWI (net) Index, 30% Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland), and 5% Citigroup 3-Month Treasury Bill Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Strategic Multi-Asset Portfolio – Class 1 shares posted a return of 1.85% for the 12-month period ended December 31, 2016, compared to a 7.86% return for the MSCI ACWI (net) Index, a 4.48% return for the Citigroup World Government Bond Index (U.S. dollar hedged, ex-Switzerland), a 0.27% return for the Citigroup 3-Month Treasury Bill Index, and a 6.63% return for the blended benchmark. The blended benchmark is comprised of 65% MSCI ACWI (net) Index, 30% Citigroup World Government Bond Index (U.S. dollar hedged, ex-Switzerland), and 5% Citigroup 3-Month Treasury Bill Index.

Security selection, which is expected to be the primary driver of returns over time, was negative within both the underlying global equity and global bond portfolios. The impact of asset allocation decisions was modestly negative for the year.

The global equity portion of the Portfolio underperformed the MSCI ACWI (net) Index during the year primarily due to stock selection within the consumer discretionary, consumer staples, and information technology sectors. Stronger selection within the materials and

108

Balanced Portfolios — (continued)

Wellington Management Company LLP

Strategic Multi-Asset Portfolio — Class 1

industrials sectors partially offset negative returns. Allocation among sectors, a residual of the bottom-up stock selection process, also detracted from the Portfolio’s relative performance, particularly due to underweight allocations to the energy and materials sectors. From a regional perspective, stock selection within North America detracted most from relative results. Security selection within Japan and the United Kingdom aided relative performance.

Within the global bond portion of the Portfolio, active currency positioning was the primary detractor from performance. Duration and yield curve positioning had a neutral impact on performance during the year.

At the end of the year, the Portfolio was positioned in line with the strategic asset allocation exposures.

During the period, the Portfolio held equity index and bond futures to adjust exposure to equity and bond markets and to manage duration and yield curve positioning. The Portfolio also used currency forwards to attempt to protect against changes in future foreign exchange rates and to enhance total return. When viewed in isolation, currency forwards contributed positively to the Portfolio’s absolute performance, while bond futures and equity futures detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

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ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

110

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112AR.13 (2/17)

Item 2.	Code of Ethics

Anchor Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2016, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an “audit committee financial expert,” as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Trustees believes that the members of the Audit Committee have substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant’s financial statements, supervise the registrant’s preparation of its financial statements, and oversee the work of the registrant’s independent auditors.

Item 4.	Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountants were as follows:

	2015	2016
(a) Audit Fees	$281,588	$290,034
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$51,816	$53,376
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2015	2016
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$367,424	$217,596

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2015 and 2016 were $599,853 and $354,772, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 09, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 09, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: March 09, 2017